                                                     REGISTRATION NOS. 333-71417
                                                                       811- 6217
                                                     FISCAL YEAR END DECEMBER 31
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM S-6
                             REGISTRATION STATEMENT
                                     UNDER
                         THE SECURITIES ACT OF 1933 [X]
                             OF SECURITIES OF UNIT
                  INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                          PRE-EFFECTIVE AMENDMENT NO.

                         POST-EFFECTIVE AMENDMENT NO. 7


                            ------------------------

                            MONY VARIABLE ACCOUNT L
                             (EXACT NAME OF TRUST)

                          MONY LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                            ------------------------

                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)


                            SUSAN R. HARRISON, ESQ.


                          SENIOR COUNSEL -- OPERATIONS

                          MONY LIFE INSURANCE COMPANY
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)


    It is proposed that this filing will become effective May 1, 2001 pursuant to paragraph (a) of Rule 485.


                            ------------------------

STATEMENT PURSUANT TO RULE 24f-2


    The Registrant registers an indefinite number or amount of its variable life insurance contracts under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 notice for Registrant's fiscal year ending December 31, 1999 will be filed on or before March 30, 2001.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-8B-2

ITEM NO. OF
FORM N-8B-2                      CAPTION IN PROSPECTUS
-----------                      ---------------------
1.....        Cover Page
2.....        Cover Page
3.....        Not Applicable
4.....        DISTRIBUTION OF THE POLICY
5.....        INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
6.....        Variable Account L
7.....        Not required
8.....        Not required
9.....        Legal Proceedings
10....        THE POLICY; INFORMATION ABOUT THE COMPANY AND THE VARIABLE
               ACCOUNT; CHARGES AND DEDUCTIONS; OTHER INFORMATION; VOTING
               OF FUND SHARES; MORE ABOUT THE POLICY
11....        INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT; THE
               FUNDS; PURCHASE OF PORTFOLIO SHARES BY THE VARIABLE ACCOUNT
12....        INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT; THE
               FUNDS; PURCHASE OF PORTFOLIO SHARES BY THE VARIABLE ACCOUNT
13....        THE POLICY; CHARGES AND DEDUCTIONS; THE FUNDS
14....        THE POLICY
15....        THE POLICY
16....        THE FUNDS; THE POLICY; INFORMATION ABOUT THE COMPANY AND THE
               VARIABLE ACCOUNT
17....        THE POLICY
18....        THE FUNDS; THE POLICY; INFORMATION ABOUT THE COMPANY AND THE
               VARIABLE ACCOUNT
19....        VOTING OF FUND SHARES; MORE ABOUT THE POLICY
20....        Not applicable
21....        THE POLICY
22....        Not applicable
23....        Not applicable
24....        IMPORTANT POLICY TERMS; MORE ABOUT THE POLICY
25....        INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
26....        Not applicable
27....        INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
28....        INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
29....        INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
30....        Not applicable
31....        Not applicable
32....        Not applicable
33....        Not applicable
34....        Not applicable

ITEM NO. OF
FORM N-8B-2                      CAPTION IN PROSPECTUS
-----------                      ---------------------
35....        MORE ABOUT THE POLICY
36....        Not applicable
37....        Not applicable
38....        INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT; MORE
               ABOUT THE POLICY
39....        MORE ABOUT THE POLICY
40....        Not applicable
41....        MORE ABOUT THE POLICY
42....        Not applicable
43....        Not applicable
44....        INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT; THE
               POLICY; MORE ABOUT THE POLICY
45....        Not applicable
46....        INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT; THE
               POLICY; MORE ABOUT THE POLICY
47....        INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT; THE
               POLICY; MORE ABOUT THE POLICY
48....        Not applicable
49....        Not applicable
50....        INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
51....        Cover Page; INFORMATION ABOUT THE COMPANY AND THE VARIABLE
               ACCOUNT; THE POLICY; MORE ABOUT THE POLICY
52....        OTHER INFORMATION
53....        OTHER INFORMATION
54....        Not applicable
55....        Not applicable
56....        Not required
57....        Not required
58....        Not required
59....        FINANCIAL STATEMENTS

                                     PART I

                     (INFORMATION REQUIRED IN A PROSPECTUS)

                                   PROSPECTUS

                               Dated May 1, 2001


                    VARIABLE UNIVERSAL LIFE INSURANCE POLICY

MONY Life Insurance Company (the "Company") issues a variable universal life insurance policy described in this Prospectus. Among the policy's many terms are:

Allocation of Premiums and Cash Values:

- You can tell us what to do with your premium payments. You can also tell us what to do with the cash values your policy may create for you resulting from those premium payments.

     - You can tell us to place them into a separate account. That separate account is called MONY Variable Account L.


        - If you do, you can also tell us to place your premium payments and cash values into any of the 25 different subaccounts. Each of these subaccounts seeks to achieve a different investment objective. If you tell us to place your premium payments and cash values into one or more subaccounts of the separate account, you bear the risk that the investment objectives will not be met. That risk includes your not earning any money on your premium payments and cash values and also that your premium payments and cash values may lose some or all of their value. The loss of value will result in the need to make additional premium payments.


     - You can also tell us to place some or all of your premium payments and cash values into our account. Our account is called the Guaranteed Interest Account. If you do, we will guarantee that those premium payments and cash values will not lose any value. We also guarantee that we will pay not less than 4.5% interest annually. We may pay more than 4.5% if we choose. Premium payments and cash values you place into the Guaranteed Interest Account become part of our assets.

Death Benefit:

- We will pay a death benefit if you die before you reach age 100 while the policy is in effect. That death benefit will never be less than amount specified in the policy. It may be greater than the amount specified if the policy's cash values increase.

Living Benefits:

- You may ask for some or all of the policy's cash value at any time. If you do, we may deduct a surrender charge. You may borrow up to 90% of the policy's cash value from us at any time. You will have to pay interest to us on the amount borrowed.

Charges and Fees:

- The policy allows us to deduct certain charges from the cash value. These charges are detailed in the policy and in this prospectus.

                THESE ARE ONLY SOME OF THE TERMS OF THE POLICY.
 PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE COMPLETE DETAILS OF THE POLICY.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense. This prospectus comes with prospectuses for the MONY Series Fund, Inc. and Enterprise Accumulation Trust, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Janus Aspen Series. You should read these prospectuses carefully and keep them for future reference.

                            MONY Variable Account L
                          MONY Life Insurance Company
                    1740 Broadway, New York, New York 10019
                                 1-800-487-6669

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Summary of the Policy.......................................  1
  Important Policy Terms....................................  1
  Purpose of the Policy.....................................  1
  Policy Premium Payments and Values........................  1
  Charges and Deductions....................................  2
  The Death Benefit.........................................  7
  Premium Features..........................................  8
  MONY Variable Account L...................................  8
  Allocation Options........................................  9
  Transfer of Fund Value....................................  9
  Policy Loans..............................................  9
  Full Surrender............................................  9
  Partial Surrender.........................................  9
  Right to Return Policy Period.............................  9
  Grace Period and Lapse....................................  10
  Tax Treatment of Increases in Fund Value..................  10
  Tax Treatment of Death Benefit............................  10
  Riders....................................................  10
  Contacting the Company....................................  11
  Understanding the Policy..................................  11
Detailed Information About the Company and MONY Variable
  Account L.................................................  12
  MONY Life Insurance Company...............................  12
  MONY Variable Account L...................................  12
The Funds...................................................  16
  MONY Series Fund, Inc. ...................................  17
  Enterprise Accumulation Trust.............................  17
  Dreyfus Stock Index Fund..................................  19
  The Dreyfus Socially Responsible Growth Fund, Inc. .......  19
  Fidelity Variable Insurance Products Fund.................  20
  Fidelity Variable Insurance Products Fund II..............  20
  Fidelity Variable Insurance Products Fund III.............  20
  Janus Aspen Series........................................  21
  Purchase of Portfolio Shares by MONY Variable Account L...  21
Detailed Information About the Policy.......................  23
  Application for a Policy..................................  23
  Right to Examine a Policy -- Right to Return Policy
     Period.................................................  24
  Premiums..................................................  25
  Choice of Definition of Life Insurance....................  27
  Allocation of Net Premiums................................  27
  Death Benefits under the Policy...........................  27
  Changes in Specified Amount...............................  30
  Other Optional Insurance Benefits.........................  31
  Benefits at Maturity......................................  33
  Policy Values.............................................  33
  Determination of Fund Value...............................  34
  Calculating Unit Values for Each Subaccount...............  35
  Determining Fund Value....................................  36
  Transfer of Fund Value....................................  36
  Right to Exchange Policy..................................  37

                                                              PAGE
                                                              ----
  Option to Obtain Paid-Up Insurance........................  37
  Policy Loans..............................................  37
  Full Surrender............................................  39
  Partial Surrender.........................................  39
  Grace Period and Lapse....................................  40
Charges and Deductions......................................  42
  Deductions from Premiums..................................  43
  Daily Deduction from MONY Variable Account L..............  43
  Guarantee of Certain Charges..............................  46
Other Information...........................................  46
  Federal Income Tax Considerations.........................  46
  Charge for Company Income Taxes...........................  50
  Voting of Fund Shares.....................................  50
  Disregard of Voting Instructions..........................  51
  Report to Policy Owners...................................  51
  Substitution of Investments and Right to Change
     Operations.............................................  52
  Changes to Comply with Law................................  52
Performance Information.....................................  52
The Guaranteed Interest Account.............................  53
  General Description.......................................  53
  Death Benefit.............................................  54
  Policy Changes............................................  54
  Transfers.................................................  54
  Surrenders and Policy Loans...............................  55
More About the Policy.......................................  55
  Ownership.................................................  55
  Beneficiary...............................................  55
  Notification and Claims Procedures........................  56
  Payments..................................................  56
  Payment Plan/Settlement Provisions........................  56
  Payment in Case of Suicide................................  56
  Assignment................................................  57
  Errors on Application.....................................  57
  Incontestability..........................................  57
  Policy Illustrations......................................  57
  Distribution of the Policy................................  57
More About the Company......................................  58
  Management................................................  58
  State Regulation..........................................  61
  Telephone Transfer Privileges.............................  61
  Legal Proceedings.........................................  61
  Legal Matters.............................................  61
  Registration Statement....................................  62
  Independent Accountants...................................  62
  Financial Statements......................................  62
Index to Financial Statements...............................  F-1
Appendix A..................................................  A-1
Appendix B..................................................  B-1
Appendix C..................................................  C-1

                             SUMMARY OF THE POLICY

     This summary provides you with a brief overview of the more important aspects of your policy. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this Summary and in your policy. This summary and the entire prospectus will describe the part of the policy involving MONY Variable Account L. The prospectus also briefly will describe the Guaranteed Interest Account on page 52. The Guaranteed Interest Account is also described in your policy. BEFORE PURCHASING A POLICY, WE URGE YOU TO READ THE ENTIRE PROSPECTUS CAREFULLY.

IMPORTANT POLICY TERMS

     We are providing you with definitions for the following terms to make the description of the policy provisions easier for you to understand.

     Outstanding Debt -- The unpaid balance of any loan which you request on the policy. The unpaid balance includes accrued loan interest which is due and has not been paid by you.

     Loan Account -- An account to which amounts are transferred from the subaccounts of MONY Variable Account L and the Guaranteed Interest Account as collateral for any loan you request. We will credit interest to the Loan Account at a rate not less than 4.5%. The Loan Account is part of the Company's General Account.

     Fund Value -- The sum of the amounts under the policy held in each subaccount of MONY Variable Account L the Guaranteed Interest Account, and the Loan Account.

     Cash Value -- The Fund Value of the policy less any surrender charge and any Outstanding Debt.

     Minimum Monthly Premium -- The amount the Company determines is necessary to keep the policy in effect for the first three policy years. In certain cases, this also applies to the first three policy years following an increase in the Specified Amount.

     Guaranteed Interest Account -- This account is part of the general account of MONY Life Insurance Company (the "Company"). You may allocate all or a part of your net premium payments to this account. This account will credit you with a fixed interest rate (which will not be less than 4.5%) declared by the Company. (For more detailed information, see "The Guaranteed Interest Account," page 52.)

     Specified Amount -- The minimum death benefit for as long as the policy remains in effect.

     Business Day -- Each day that the New York Stock Exchange is open for trading.

PURPOSE OF THE POLICY

     The policy offers insurance protection on the life of the insured. If the insured is alive on the anniversary of the policy date when the insured is age 100, a maturity benefit will be paid instead of a death benefit. The policy provides a death benefit equal to (a) its Specified Amount, or (b) its Specified Amount plus accumulated Fund Value. The policy also provides surrender and loan privileges. The policy offers a choice of investment alternatives and an opportunity for the policy's Fund Value and its death benefit, to grow based on investment results. In addition, you, as owner of the policy, choose the amount and frequency of premium payments, within certain limits.

POLICY PREMIUM PAYMENTS AND VALUES

     The premium payments you make for the policy are received by the Company. From those premium payments, the Company makes deductions to pay premium and other taxes imposed by state and local governments. The Company makes deductions to cover the cost to the Company of a deferred acquisition tax imposed by the United States government. The Company will also deduct a Sales Charge to cover the costs of making the policies available to the public. After deduction of these charges, the amount remaining is called the net premium payment.

     You may allocate net premium payments among the various subaccounts of MONY Variable Account L and/or the Guaranteed Interest Account. As owner of the policy, you may give the right to allocate net premium payments to someone else.

     The net premium payments you allocate among the various subaccounts of MONY Variable Account L may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. Your death benefit may or may not increase or decrease depending on several factors including the death benefit option you choose. The death benefit will never decrease below the Specified Amount of your policy.

     Net premium payments you allocate to the Guaranteed Interest Account will be credited with interest at a rate determined by the Company. That rate will not be less than 4.5%.

     The value of the net premium payments you allocate to MONY Variable Account L and to the Guaranteed Interest Account are called the Fund Value. There is no guarantee that the policy's Fund Value and death benefit will increase. You bear the risk that the net premiums and Fund Value allocated to MONY Variable Account L may be worth more or less while the policy remains in effect.

     If you cancel the policy and return it to the Company during the Right to Return Period, your premium payments will be returned by the Company. After the Right to Return Period, you may cancel your policy by surrendering it to the Company. The Company will pay you the Fund Value minus a charge if you cancel your policy during the first fifteen years since the policy was issued or the Specified Amount increased. The Company will also deduct any amount you have borrowed from it from the amount it will pay you. The Fund Value minus Surrender Charges and minus the amount of debt outstanding from loans you have received is called the Cash Value of the policy.

     Charges and fees such as the cost of insurance, administrative charges, and mortality and expense risk charges are imposed by the policy. These charges and fees are deducted by the Company from the policy's Cash Value and are described in further detail below.

     The policy remains in effect until the earliest of:

     - A grace period expires without the payment of sufficient additional premium to cover policy charges or repayment of the Outstanding Debt.

     - Age 100.

     - Death of the insured.

     - Full surrender of the policy.

     Generally, the policy remains in effect only as long as the Cash Value is sufficient to pay all monthly deductions. However, during the first three years the policy is in effect, the Company will determine an amount which if paid during those first three policy years will keep the policy and all rider coverages in effect for the first three policy years even if the Cash Value of the policy is zero. This amount is called the Minimum Monthly Premium. If you increase the Specified Amount during the first three policy years, you must pay the Minimum Monthly Premium for three more years after the increase.

CHARGES AND DEDUCTIONS

     The policy provides for the deduction of the various charges, costs, and expenses from the Fund Value of the policy. These deductions are summarized in the table below. Additional details can be found on pages 41-45.

--------------------------------------------------------------------------------

                            DEDUCTIONS FROM PREMIUMS

-----------------------------------------------------------------------------------------------
     Sales Charge -- Varies based on Specified      Specified Amounts less than $500,000 -- 4%
                     Amount plus Term Life Term     Specified Amounts of $500,000 or more -- 3%
                     Rider amount in effect. It
                     is a % of Premium paid.
-----------------------------------------------------------------------------------------------

     Tax Charge                                     State and local -- 0.8%
                                                    Federal -- 1.5%

--------------------------------------------------------------------------------

                  DAILY DEDUCTION FROM MONY VARIABLE ACCOUNT L
--------------------------------------------------------------------------------

     Mortality & Expense Risk Charge -- Maximum    0.65% of subaccount value (0.001781% daily)
     Annual Rate

--------------------------------------------------------------------------------

                           DEDUCTIONS FROM FUND VALUE

----------------------------------------------------------------------------------------------
     Cost of Insurance Charge                      Current cost of insurance rate x net amount
                                                   at risk at the beginning of the policy
                                                   month
----------------------------------------------------------------------------------------------

     Administrative Charge -- monthly              $5.00
----------------------------------------------------------------------------------------------

     Monthly per $1,000 Specified Amount Charge    See Appendix B. This charge applies for the
     Based on issue age, gender and smoking        first 15 policy years (or for 15 years from
     Status.                                       the date of any increase in Specified
                                                   Amount)
----------------------------------------------------------------------------------------------

     Optional Insurance Benefits Charge            As applicable.
     Monthly Deduction for any other Optional
     Insurance Benefits added by rider.
----------------------------------------------------------------------------------------------

     Transaction and Other Charges
     - Partial Surrender Fee                       $10

     - Transfer of Fund Value                      $25 maximum per transfer over 12(1)
     (at Company's Option)
----------------------------------------------------------------------------------------------

     Surrender Charge                              See discussion of Surrender Charge on page
     Grades from 80% to 0 over 15 years based on   43 for grading schedule.
     a schedule. Factors per $1,000 of Specified
     Amount vary based on issue age, gender, and
     underwriting class.
----------------------------------------------------------------------------------------------

(1) Currently no charge on any transfers.

     MONY Variable Account L is divided into subdivisions called subaccounts. Each subaccount invests exclusively in shares of a designated portfolio. Each portfolio pays a fee to its investment adviser to manage the portfolio. Each portfolio also incurs expenses in its operation. These fees and expenses are also shown in the table below.

FEES AND EXPENSES OF THE FUNDS

     The Funds and each of their portfolios incur certain charges including the investment advisory fee and certain operating expenses. These fees and expenses vary by portfolio and are set forth below. Their Boards govern the Funds. The advisory fees are summarized at pages 4-7. Fees and expenses of the Funds are described in more detail in the Funds' prospectuses.

     Information contained in the following table was provided by the respective Funds and has not been independently verified by us.
--------------------------------------------------------------------------------

         PRO FORMA ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1999

-----------------------------------------------------------------------------------------------------
                                                                       DISTRIBUTION
                                                                        AND SERVICE
     FUND/PORTFOLIO                   MANAGEMENT FEES OTHER EXPENSES    (12b-1) FEE   TOTAL EXPENSES
-----------------------------------------------------------------------------------------------------
     MONY SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------
     Intermediate Term Bond
     Portfolio                             0.50%           0.07%            N/A            0.57%
-----------------------------------------------------------------------------------------------------
     Long Term Bond Portfolio              0.50%           0.05%            N/A            0.55%
-----------------------------------------------------------------------------------------------------
     Government Securities Portfolio       0.50%           0.08%            N/A            0.58%(1)
-----------------------------------------------------------------------------------------------------
     Money Market Portfolio                0.40%           0.04%            N/A            0.44%
-----------------------------------------------------------------------------------------------------
     ENTERPRISE ACCUMULATION TRUST
-----------------------------------------------------------------------------------------------------
     Equity Portfolio                      0.78%           0.04%            N/A            0.82%
-----------------------------------------------------------------------------------------------------
     Small Company Value Portfolio         0.80%           0.04%            N/A            0.84%
-----------------------------------------------------------------------------------------------------
     Managed Portfolio                     0.72%           0.04%            N/A            0.76%
-----------------------------------------------------------------------------------------------------
     International Growth Portfolio        0.85%           0.16%            N/A            1.01%
-----------------------------------------------------------------------------------------------------
     High Yield Bond Portfolio             0.60%           0.09%            N/A            0.69%
-----------------------------------------------------------------------------------------------------
     Small Company Growth Portfolio        1.00%           0.40%            N/A            1.40%(2)
-----------------------------------------------------------------------------------------------------
     Equity Income Portfolio               0.75%           0.30%            N/A            1.05%(2)
-----------------------------------------------------------------------------------------------------
     Capital Appreciation Portfolio        0.75%           0.41%            N/A            1.16%
-----------------------------------------------------------------------------------------------------
     Growth and Income Portfolio           0.75%           0.19%            N/A            0.94%
-----------------------------------------------------------------------------------------------------
     Growth Portfolio                      0.75%           0.09%            N/A            0.84%
-----------------------------------------------------------------------------------------------------
     Balanced Portfolio                    0.75%           0.20%            N/A            0.95%(2)
-----------------------------------------------------------------------------------------------------
     Multi-Cap Growth Portfolio            1.00%           0.40%            N/A            1.40%(2)
-----------------------------------------------------------------------------------------------------
     DREYFUS STOCK INDEX FUND             0.245%          0.015%            N/A            0.26%
-----------------------------------------------------------------------------------------------------
     THE DREYFUS SOCIALLY
     RESPONSIBLE GROWTH FUND, INC.         0.75%           0.04%            N/A            0.79%
-----------------------------------------------------------------------------------------------------
     FIDELITY VARIABLE INSURANCE
     PRODUCTS FUND
-----------------------------------------------------------------------------------------------------
     Growth Portfolio                      0.58%           0.09%           0.10%           0.77%(3)
-----------------------------------------------------------------------------------------------------
     FIDELITY VARIABLE INSURANCE
     PRODUCTS FUND II
-----------------------------------------------------------------------------------------------------
     Contrafund(R) Portfolio               0.58%           0.10%           0.10%           0.78%(3)
-----------------------------------------------------------------------------------------------------
     FIDELITY VARIABLE INSURANCE
     PRODUCTS FUND III
-----------------------------------------------------------------------------------------------------
     Growth Opportunities Portfolio        0.58%           0.11%           0.10%           0.79%(3)
-----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
                                                                       DISTRIBUTION
                                                                        AND SERVICE
     FUND/PORTFOLIO                   MANAGEMENT FEES OTHER EXPENSES    (12b-1) FEE   TOTAL EXPENSES
-----------------------------------------------------------------------------------------------------
     JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------
     Aggressive Growth Portfolio           0.65%           0.02%            N/A            0.67%(4)
-----------------------------------------------------------------------------------------------------
     Balanced Portfolio                    0.65%           0.02%            N/A            0.67%(4)
-----------------------------------------------------------------------------------------------------
     Capital Appreciation Portfolio        0.65%           0.04%            N/A            0.69%(4)
-----------------------------------------------------------------------------------------------------
     Worldwide Growth Portfolio            0.65%           0.05%            N/A            0.70%(4)
-----------------------------------------------------------------------------------------------------

 1. Expenses do not include custodial credits. With custodial credits expenses would have been 0.57%.

 2. Enterprise Capital Management, Inc. has contractually agreed to limit expenses on these Portfolios to the amount shown. This contractual limitation is in effect until April 30, 2001. Without the contractual limitation, the total expenses would have been as follows: Small Company Growth -- 1.55%; Equity Income -- 1.20%; Balanced -- 1.89%; and Multi-Cap Growth -- 1.52%.

 3. Expenses do not include reimbursements. With reimbursements, expenses would have been Growth -- 0.75%; Contrafund(R) -- 0.75%; and Growth
    Opportunities -- 0.78%.

 4. Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in management fee.
--------------------------------------------------------------------------------

                          FUND INVESTMENT ADVISOR FEES
--------------------------------------------------------------------------------

                             MONY SERIES FUND, INC.

   --------------------------------------------------------------------------------------------
                   PORTFOLIO                               INVESTMENT ADVISER FEE
   --------------------------------------------------------------------------------------------
   Government Securities Portfolio               Annual rate of 0.50% of the first $400
                                                 million, 0.35% of the next $400 million,
                                                 and 0.30% in excess of $800 million of the
                                                 portfolio's aggregate average daily net
                                                 assets.
   --------------------------------------------------------------------------------------------
   Long Term Bond Portfolio                      Annual rate of 0.50% of the first $400
                                                 million, 0.35% of the next $400 million,
                                                 and 0.30% in excess of $800 million of the
                                                 portfolio's aggregate average daily net
                                                 assets.
   --------------------------------------------------------------------------------------------
   Intermediate Term Bond Portfolio              Annual rate of 0.50% of the first $400
                                                 million, 0.35% of the next $400 million,
                                                 and 0.30% in excess of $800 million of the
                                                 portfolio's aggregate average daily net
                                                 assets.
   --------------------------------------------------------------------------------------------
   Money Market Portfolio                        Annual rate of 0.40% of the first $400
                                                 million, 0.35% of the next $400 million,
                                                 and 0.30% in excess of $800 million of the
                                                 portfolio's aggregate average daily net
                                                 assets.
   ----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         ENTERPRISE ACCUMULATION TRUST


   --------------------------------------------------------------------------------------------
                   PORTFOLIO                               INVESTMENT ADVISER FEE
   --------------------------------------------------------------------------------------------
   Equity Portfolio                              Annual rate of 0.80% of the first $400
                                                 million, 0.75% of the next $400 million,
                                                 and 0.70% in excess of $800 million of the
                                                 portfolio's average daily net assets.
   --------------------------------------------------------------------------------------------
   Managed Portfolio                             Annual rate of 0.80% of the first $400
                                                 million, 0.75% of the next $400 million,
                                                 and 0.70% in excess of $800 million of the
                                                 portfolio's average daily net assets.
   --------------------------------------------------------------------------------------------
   Equity Income Portfolio                       Annual rate of 0.75% of the portfolio's
                                                 average daily net assets.
   --------------------------------------------------------------------------------------------
   Growth and Income Portfolio                   Annual rate of 0.75% of the portfolio's
                                                 average daily net assets.
   --------------------------------------------------------------------------------------------
   Growth Portfolio                              Annual rate of 0.75% of the portfolio's
                                                 average daily net assets.
   --------------------------------------------------------------------------------------------
   Capital Appreciation Portfolio                Annual rate of 0.75% of the portfolio's
                                                 average daily net assets.
   --------------------------------------------------------------------------------------------
   Small Company Growth Portfolio                Annual rate of 1.00% of the portfolio's
                                                 average daily net assets.
   --------------------------------------------------------------------------------------------
   Small Company Value Portfolio                 Annual rate of 0.80% of the portfolio's
                                                 average daily net assets.
   --------------------------------------------------------------------------------------------
   International Growth Portfolio                Annual rate of 0.85% of the portfolio's
                                                 average daily net assets.
   --------------------------------------------------------------------------------------------
   High Yield Bond Portfolio                     Annual rate of 0.60% of the portfolio's
                                                 average daily net assets.
   --------------------------------------------------------------------------------------------
   Balanced Portfolio                            Annual rate of 0.75% of the average daily
                                                 net assets.
   --------------------------------------------------------------------------------------------
   Multi-Cap Portfolio                           Annual rate of 1.00% of the average daily
                                                 net assets.
   --------------------------------------------------------------------------------------------
     DREYFUS STOCK INDEX FUND                    Annual rate of 0.25% of the fund's average
                                                 daily net assets.
   --------------------------------------------------------------------------------------------
     THE DREYFUS SOCIALLY RESPONSIBLE GROWTH     Annual rate of 0.75% of the fund's average
     FUND, INC.                                  daily net assets.
   ----------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
                   PORTFOLIO                               INVESTMENT ADVISER FEE
   --------------------------------------------------------------------------------------------
     FIDELITY VARIABLE INSURANCE PRODUCTS        The fee is calculated by adding a group
     FUND -- GROWTH PORTFOLIO                    fee rate to an individual fee rate,
                                                 dividing by twelve, and multiplying the
                                                 result by the fund's average net assets
                                                 throughout the month. The group fee rate
                                                 is based on the average net assets of all
                                                 the mutual funds advised by FMR. This
                                                 group rate cannot rise above 0.52% for
                                                 this fund, and it drops as total assets
                                                 under management increase. The individual
                                                 fee rate for this fund is 0.30% of the
                                                 fund's average net assets.
   ----------------------------------------------------------------------------------------
     FIDELITY VARIABLE INSURANCE PRODUCTS        The fee is calculated by adding a group
     FUND II -- CONTRAFUND(R) PORTFOLIO          fee rate to an individual fee rate,
                                                 dividing by twelve, and multiplying the
                                                 result by the fund's average net assets
                                                 throughout the month. The group fee rate
                                                 is based on the average net assets of all
                                                 the mutual funds advised by FMR. This
                                                 group rate cannot rise above 0.52% for
                                                 this fund, and it drops as total assets
                                                 under management increase. The individual
                                                 fee rate for this fund is 0.30% of the
                                                 fund's average net assets.
   ----------------------------------------------------------------------------------------
     FIDELITY VARIABLE INSURANCE PRODUCTS        The fee is calculated by adding a group
     FUND III -- GROWTH OPPORTUNITIES            fee rate to an individual fee rate,
     PORTFOLIO                                   dividing by twelve, and multiplying the
                                                 result by the fund's average net assets
                                                 throughout the month. The group fee rate
                                                 is based on the average net assets of all
                                                 the mutual funds advised by FMR. This
                                                 group rate cannot rise above 0.52% for
                                                 this fund, and it drops as total assets
                                                 under management increase. The individual
                                                 fee rate for this fund is 0.30% of the
                                                 fund's average net assets.
   ----------------------------------------------------------------------------------------

                               JANUS ASPEN SERIES

   ----------------------------------------------------------------------------------------
     AGGRESSIVE GROWTH PORTFOLIO                 Annual rate of 0.65% of the portfolio's
                                                 average daily net assets.
   ----------------------------------------------------------------------------------------
     BALANCED PORTFOLIO                          Annual rate of 0.65% of the portfolio's
                                                 average daily net assets.
   ----------------------------------------------------------------------------------------
     CAPITAL APPRECIATION PORTFOLIO              Annual rate of 0.65% of the portfolio's
                                                 average daily net assets.
   ----------------------------------------------------------------------------------------
     WORLDWIDE GROWTH PORTFOLIO                  Annual rate of 0.65% of the portfolio's
                                                 average daily net assets.
   --------------------------------------------------------------------------------------------

THE DEATH BENEFIT

     The minimum initial Specified Amount is $50,000. You may elect one of two options to compute the amount of death benefit payable under the policy. Your selection may increase the death benefit.

     Option 1 -- The death benefit equals the greater of:


          (a) The Specified Amount plus Additional Term Life Insurance, if any, or



          (b) Fund Value multiplied by a death benefit percentage.



          The death benefit percentage varies according to the definition of life insurance chosen. If the Guideline Premium/Cash Value Corridor Test is chosen, the death benefit percentages vary according to age. If the Cash Value Accumulation Test is chosen, the death benefit percentages vary according to age, gender and smoking status.



          If you choose Option 1, favorable investment performance will reduce the cost you pay for the death benefit. This reduction will decrease the deduction from Fund Value.


     Option 2 -- The death benefit equals the greater of:


          (a) The Specified Amount plus Additional Term Life Insurance, if any, plus the Fund Value, or



          (b) The Fund Value multiplied by a death benefit percentage.



          The death benefit percentage varies according to the definition of life insurance chosen. If the Guideline Premium/Cash Value Corridor Test is chosen, the death benefit percentages vary according to age. If the Cash Value Accumulation Test is chosen, the death benefit percentages vary according to age, gender and smoking status.



          If you choose Option 2, favorable investment performance will increase the Fund Value of the Policy which in turn increases insurance coverage.


The Fund Value used in these calculations is the Fund Value as of the date of the insured's death.

     You may change the death benefit option and increase or decrease the Specified Amount, subject to certain conditions. See "Death Benefits Under the Policy," page 28.

PREMIUM FEATURES

     You must pay premiums equal to at least the amount necessary to keep the policy in effect for the first three policy years. After that, subject to certain limitations, you may choose the amount and frequency of premium payments as your financial situation and needs change.

     When you apply for a policy, you determine the level amount you intend to pay at fixed intervals over a specified period of time. You elect to receive a premium notice on an annual, semiannual, or quarterly basis. However, you may choose to skip or stop making premium payments and your policy will continue in effect until the Cash Value can no longer cover (1) the monthly deductions from the Fund Value for your policy, and (2) any optional insurance benefits added by rider. You may pay premiums under the electronic funds transfer program. Under this program, you authorize the Company to withdraw the amount you determine from your checking account each month.

     The amount, frequency and period of time over which you pay premiums may affect whether or not the policy will be classified as a modified endowment contract. You will find more information on the tax treatment of life insurance contracts, including modified endowment contracts under "Federal Income Tax Considerations," page 45.

     The payment of premiums you specified on the application will not guarantee that your policy will remain in effect. See "Grace Period and Lapse," page 39. If any premium payment would result in an immediate increase in the net amount at risk, the Company may, (1) reject a part of the premium payment, or (2) limit the premium payment, unless you provide satisfactory evidence of insurability.

MONY VARIABLE ACCOUNT L

     MONY Variable Account L is a separate investment account whose assets are owned by the Company. See "MONY Variable Account L" on page 13.

ALLOCATION OPTIONS

     You may allocate premium payments and Fund Values among the various subaccounts of MONY Variable Account L. Each of the subaccounts uses premium payments and Fund Values to purchase shares of a designated portfolio of the MONY Series Fund, Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series (the "Funds"). The subaccounts available to you and the investment objectives of each available subaccount are described in detail beginning on page 13.

TRANSFER OF FUND VALUE

     You may transfer Fund Value among the subaccounts. Subject to certain limitations, you may also transfer between the subaccounts and the Guaranteed Interest Account. Transfers may be made by telephone if the proper form has been completed, signed and filed at the Company's Syracuse Operations Center. See Transfer of Fund Value," page 35.

POLICY LOANS

     You may borrow up to 90% of your policy's Cash Value from the Company. Your policy will be the only security required for a loan. See "Policy Loans," page 36.

     The amount of Outstanding Debt is subtracted from your death benefit. Your Outstanding Debt is repaid from the proceeds of a full surrender. See "Full Surrender," page 38. Outstanding Debt may also affect the continuation of the policy. See "Grace Period and Lapse," page 39. The Company charges interest on policy loans. If you do not pay the interest when due, the amount due will be borrowed from the policy's Cash Value and will become part of the Outstanding Debt.

FULL SURRENDER

     You can surrender the policy during the insured's lifetime and receive its Cash Value, which equals (a) Fund Value, minus (b) any surrender charge, and minus (c) any Outstanding Debt. See "Full Surrender," page 38.

PARTIAL SURRENDER

     You may request a partial surrender if your Cash Value after the deduction of the requested surrender amount and any fees is greater than $500. If the requested amount exceeds the amount available, we will reject your request and return it to you. A partial surrender may decrease the Specified Amount or will decrease the death benefit. See "Partial Surrender," at page 38.

     Partial surrenders must be for at least $500. A partial surrender fee of $10 will be assessed against the remaining Fund Value. There is no surrender charge assessed on a partial surrender.

RIGHT TO RETURN POLICY PERIOD


     You have the right to examine the policy when you receive it. You may return the policy for any reason and obtain a full refund of the premium you paid if you return your policy the later of: (a) 10 days (or longer in some states) after you receive it; (b) 45 days after the date you sign the application for the policy or (c) 10 days after we mail or deliver a notice of withdrawal right. During the Right to Return Policy Period, net premiums will be kept in the general account of the Company and will earn interest at an annual rate of 4.5%. See "Right to Examine a Policy -- Right to Return Policy Period," page 25.

GRACE PERIOD AND LAPSE

     Your policy will remain in effect as long as:

          (1) it has a Cash Value greater than zero; or

          (2) during the first three policy years if on each monthly anniversary the sum of the premiums paid minus the sum of partial surrenders (excluding related fees) and any Outstanding Debt, is greater than or equal to the Minimum Monthly Premium times the number of months your policy has been in effect.

     If you increase the Specified Amount during the first three policy years, the minimum premium requirement will be increased and the time period will be extended for an additional three policy years from the date of the increase.


     In addition, we calculate each month whether you have paid the premiums required to be paid by your Guaranteed Death Benefit to Age 100 Rider. See "Guaranteed Death Benefit to Age 100 Rider," page 31. If your policy does not meet the test on that date, a notice will be sent to you giving you 61 days from its date to make additional payments to the policy. See "Grace Period and Lapse," page 39.


     If the policy is about to terminate (or Lapse), we will give you notice that you must pay additional premiums. That notice will tell you what the minimum amount you must pay is if the policy is to remain in effect and the date by which we must receive that amount (this period is called the "grace period").


     You must understand that after the first three policy years, the policy can lapse even if the scheduled premium payments are made unless you have made all the premium payments required by the Guaranteed Death Benefit to Age 100 Rider.


TAX TREATMENT OF INCREASES IN FUND VALUE

     The federal income tax laws generally tie the taxation of Fund Values to your receipt of those Fund Values. This policy is currently subject to the same federal income tax treatment as fixed life insurance. Certain policy loans may be taxable. You can find information on the tax treatment of the policy under "Federal Income Tax Consideration," on page 45.

TAX TREATMENT OF DEATH BENEFIT

     Generally, the death benefit will be fully excludable from the gross income of the beneficiary under the Internal Revenue Code. Thus the death benefit received by the beneficiary at the death of the insured will not be subject to federal income taxes when received by the beneficiary. Also a death benefit paid by this policy is currently subject to federal income tax treatment as a death benefit paid by a fixed life insurance policy. See "Federal Income Tax Considerations," page 45.

RIDERS


     Additional optional insurance benefits may be added to the policy by an addendum called a rider. A charge is deducted monthly from Fund Value for each optional benefit added to your policy. There are eight riders available with this policy:



     - Guaranteed Death Benefit to Age 100 Rider*



     - Additional Term Life Insurance Rider


     - Spouse's Term Rider

     - Children's Term Insurance Rider

     - Accidental Death and Dismemberment Rider

---------------


* Available only for policies applied for on or after March 1, 2001.

     - Purchase Option Rider

     - Term Life Term Insurance Rider


     - Waiver of Monthly Deductions Rider


CONTACTING THE COMPANY

     All written requests, notices, and forms required by the policies, and any questions or inquiries should be directed to the Company's Operations Center at 1 MONY Plaza, Syracuse, New York 13202.

UNDERSTANDING THE POLICY

     The following chart may help you to understand how the policy works.

                       [HOW THE POLICY WORKS FLOW CHART]

                     DETAILED INFORMATION ABOUT THE COMPANY
                          AND MONY VARIABLE ACCOUNT L

MONY LIFE INSURANCE COMPANY

     MONY Life Insurance Company issues the policy. In this prospectus MONY Life Insurance Company is called the "Company." The Company is a stock life insurance company organized in the State of New York. The Company is currently licensed to sell life insurance and annuities in all 50 states of the United States, the District of Columbia, the U.S. Virgin Islands, and Puerto Rico.

     The principal office of the Company is located at 1740 Broadway, New York, New York 10019. The Company was founded in 1842 as The Mutual Life Insurance Company of New York. In 1998, The Mutual Life Insurance Company of New York converted to a stock company through demutualization and was renamed MONY Life Insurance Company. The demutualization did not have any material effect on the obligations of the Company under the policies or on MONY Variable Account L.

     At August 16, 1999, the rating assigned to the Company by A.M. Best Company, Inc., an independent insurance company rating organization, was upgraded to A (Excellent). This rating is based upon an analysis of financial condition and operating performance. The A.M. Best rating of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the policies.

     The Company intends to administer the policies itself.


     MONY Securities Corporation, a wholly owned subsidiary of the Company, is the principal underwriter for the policies.


MONY VARIABLE ACCOUNT L

     MONY Variable Account L is a separate investment account of the Company. Presently, only premium payments and cash values of flexible premium variable life insurance policies are permitted to be allocated to MONY Variable Account
L. The assets in MONY Variable Account L are kept separate from the general account assets and other separate accounts of the Company.

     The Company owns the assets in MONY Variable Account L. The Company is required to keep assets in MONY Variable Account L that equal the total market value of the policy liabilities funded by MONY Variable Account L. Realized or unrealized income gains or losses of MONY Variable Account L are credited or charged against MONY Variable Account L assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the policies are assets of MONY Variable Account L. MONY Variable Account L assets are not chargeable with liabilities of the Company's other businesses.

     Fund Values of the policy during the Right to Return Period and Fund Values allocated to the Guaranteed Interest Account are held in the Company's general account. The Company's general account assets are subject to the liabilities from the businesses the Company conducts. In addition, the Company may transfer to its general account any assets that exceed anticipated obligations of MONY Variable Account L. All obligations of the Company under the policy are general corporate obligations of the Company. The Company may accumulate in MONY Variable Account L proceeds from various policy charges and investment results applicable to those assets.

     MONY Variable Account L was authorized by the Board of Directors of the Company and established under New York law on November 28, 1990. MONY Variable Account L is registered with the SEC as a unit investment trust. The SEC does not supervise the administration or investment practices or policies of MONY Variable Account L.

     MONY Variable Account L is divided into subdivisions called subaccounts. Each subaccount invests exclusively in shares of a designated portfolio of the Funds. For example, the Long Term Bond Subaccount invests solely in shares of the MONY Series Fund, Inc. Long Term Bond Portfolio. These portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. In the future, the Company may establish additional subaccounts within MONY Variable Account L. Future subaccounts may invest in other portfolios of the Funds or in other securities. Not all subaccounts are available to you.

     The following table lists the subaccounts of MONY Variable Account L that are available to you, their respective investment objectives, and which Fund portfolio shares are purchased:

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   MONY MONEY MARKET SUBACCOUNT                  Seeks to maximize current income
                                                 consistent with preservation of capital
   This subaccount purchases shares of the       and maintenance of liquidity by investing
   MONY Series Fund, Inc. Money Market           primarily in high quality, short-term
   Portfolio.                                    money market instruments.
   --------------------------------------------------------------------------------------------

   MONY GOVERNMENT SECURITIES SUBACCOUNT         Seeks to maximize income and capital
                                                 appreciation by investing in bonds, notes
   This subaccount purchases shares of the       and other obligations either issued or
   MONY Series Fund, Inc. Government             guaranteed by the U.S. Government, its
   Securities Portfolio.                         agencies or instrumentalities, together
                                                 having a weighted average maturity of
                                                 between 4 to 8 years.
   --------------------------------------------------------------------------------------------

   MONY INTERMEDIATE TERM BOND SUBACCOUNT        Seeks to maximize income and capital
                                                 appreciation over the intermediate term by
   This subaccount purchases shares of the       investing in highly rated fixed income
   MONY Series Fund, Inc. Intermediate Term      securities issued by a diverse mix of
   Bond Portfolio.                               corporations, the U.S. Government and its
                                                 agencies or instrumentalities, as well as
                                                 mortgage-backed and asset-backed
                                                 securities together having a
                                                 dollar-weighted average maturity of
                                                 between 4 and 8 years.
   --------------------------------------------------------------------------------------------

   MONY LONG TERM BOND SUBACCOUNT                Seeks to maximize income and capital
                                                 appreciation over the longer term by
   This subaccount purchases shares of the       investing in highly-rated fixed income
   MONY Series Fund, Inc. Long Term Bond         securities issued by a diverse mix of
   Portfolio.                                    corporations, the U.S. Government and its
                                                 agencies or instrumentalities, as well as
                                                 mortgage-backed and asset-backed
                                                 securities together having a
                                                 dollar-weighted average maturity of more
                                                 than 8 years.
   --------------------------------------------------------------------------------------------

   ENTERPRISE EQUITY INCOME SUBACCOUNT           Seeks a combination of growth and income.
                                                 Seeks to achieve an above average and
   This subaccount purchases shares of the       consistent total return, primarily from
   Enterprise Accumulation Trust Equity          investments in dividend paying U.S. common
   Income Portfolio.                             stocks.
   --------------------------------------------------------------------------------------------

   ENTERPRISE GROWTH AND INCOME SUBACCOUNT       Seeks total return through capital
                                                 appreciation with income as a secondary
   This subaccount purchases shares of the       consideration by investing in a broadly
   Enterprise Accumulation Trust Growth and      diversified group of U.S. common stocks of
   Income Portfolio.                             large capitalization companies.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   ENTERPRISE GROWTH SUBACCOUNT                  Seeks capital appreciation, primarily from
                                                 investments in U.S. common stocks of large
   This subaccount purchases shares of the       capitalization companies. Pursues goal by
   Enterprise Accumulation Trust Growth          investing in companies with long-term
   Portfolio.                                    earnings potential, but which are
                                                 currently selling at a discount to their
                                                 estimated long-term value.
   --------------------------------------------------------------------------------------------

   ENTERPRISE EQUITY SUBACCOUNT                  Seeks long-term capital appreciation by
                                                 investing primarily in U.S. common stock
   This subaccount purchases shares of the       of companies that meet the portfolio
   Enterprise Accumulation Trust Equity          manager's criteria of high return on
   Portfolio.                                    investment capital, strong positions
                                                 within their industries, sound financial
                                                 fundamentals and management committed to
                                                 shareholder interests.
   --------------------------------------------------------------------------------------------

   ENTERPRISE CAPITAL APPRECIATION SUBACCOUNT    Seeks maximum capital appreciation,
                                                 primarily through investment in common
   This subaccount purchases shares of the       stocks of U.S. companies that demonstrate
   Enterprise Accumulation Trust Capital         accelerating earnings momentum and
   Appreciation Portfolio.                       consistently strong financial
                                                 characteristics.
   --------------------------------------------------------------------------------------------

   ENTERPRISE MANAGED SUBACCOUNT                 Seeks growth of capital over time by
                                                 investing in a portfolio consisting of
   This subaccount purchases shares of the       common stocks, bonds and cash equivalents,
   Enterprise Accumulation Trust Managed         the percentages of which vary over time
   Portfolio.                                    based on the investment manager's
                                                 assessment of economic and market trends
                                                 and its perception of the relative
                                                 investment values available from such
                                                 types of securities at any given time.
   --------------------------------------------------------------------------------------------

   ENTERPRISE SMALL COMPANY GROWTH SUBACCOUNT    Seeks capital appreciation by investing
                                                 primarily in common stocks of small
   This subaccount purchases shares of the       capitalization companies believed by the
   Enterprise Accumulation Trust Small           portfolio manager to have an outlook for
   Company Growth Portfolio.                     strong earnings growth and potential for
                                                 significant capital appreciation.
   --------------------------------------------------------------------------------------------

   ENTERPRISE SMALL COMPANY VALUE SUBACCOUNT     Seeks maximum capital appreciation by
                                                 investing primarily in common stocks of
   This subaccount purchases shares of the       small capitalization companies that the
   Enterprise Accumulation Trust Small           portfolio manager believes are
   Company Value Portfolio.                      undervalued -- that is the stock's market
                                                 price does not fully reflect the company's
                                                 value.
   --------------------------------------------------------------------------------------------

   ENTERPRISE INTERNATIONAL GROWTH SUBACCOUNT    Seeks capital appreciation by investing
                                                 primarily in a diversified portfolio of
   This subaccount purchases shares of the       non-United States equity securities that
   Enterprise Accumulation Trust                 the portfolio manager believes are
   International Growth Portfolio.               undervalued.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   ENTERPRISE HIGH YIELD BOND SUBACCOUNT         Seeks maximum current income by primarily
                                                 investing in high yield, income producing
   This subaccount purchases shares of the       U.S. corporate bonds rated B3 or better by
   Enterprise Accumulation Trust High Yield      Moody's Investors Service, Inc., or B- or
   Bond Portfolio.                               better by Standard & Poor's Corporation.
                                                 These lower rated bonds are commonly
                                                 referred to as "Junk Bonds." Bonds of this
                                                 type are considered to be speculative with
                                                 regard to the payment of interest and
                                                 return of principal. Investment in these
                                                 types of securities has special risks and
                                                 therefore, may not be suitable for all
                                                 investors. Investors should carefully
                                                 assess the risks associated with
                                                 allocating premium payments to this
                                                 subaccount.
   --------------------------------------------------------------------------------------------
   ENTERPRISE BALANCED SUBACCOUNT                Seeks long-term total return. Generally,
                                                 between 55% and 75% of its total assets
   This subaccount purchases shares of the       will be invested in equity securities, and
   Enterprise Accumulation Trust Balanced        between 45% and 25% in fixed income
   Portfolio.                                    securities to provide a stable flow of
                                                 income. Allocation will vary based on the
                                                 manager's assessment of the return
                                                 potential of each asset class.
   --------------------------------------------------------------------------------------------
   ENTERPRISE MULTI-CAP GROWTH SUBACCOUNT        Seeks long-term capital appreciation by
                                                 primarily investing in growth stocks.
   This subaccount purchases shares of the       Companies will tend to fall into one of
   Enterprise Accumulation Trust Multi-Cap       two categories: companies that offer goods
   Growth Portfolio.                             or services to a rapidly expanding
                                                 marketplace or companies experiencing a
                                                 major change that is expected to produce
                                                 advantageous results.
   --------------------------------------------------------------------------------------------
   DREYFUS STOCK INDEX SUBACCOUNT                Seeks to match the total return of the
                                                 Standard & Poor's 500 Composite Stock
   This subaccount purchases shares of the       Price Index. To pursue this goal, the fund
   Dreyfus Stock Index Fund.                     generally invests in all 500 stocks in the
                                                 S&P 500 in proportion to their weighting
                                                 in the index.
   --------------------------------------------------------------------------------------------
   THE DREYFUS SOCIALLY RESPONSIBLE              Seeks to provide capital growth, with
   GROWTH SUBACCOUNT                             current income as a secondary goal. To
                                                 pursue these goals, the fund invests
   This subaccount purchases shares of The       primarily in common stock of companies
   Dreyfus Socially Responsible Growth Fund,     that, in the opinion of its management,
   Inc.                                          meet traditional investment standards and
                                                 conduct their business in a manner that
                                                 contributes to the enhancement of the
                                                 quality of life in America.
   --------------------------------------------------------------------------------------------

   FIDELITY GROWTH SUBACCOUNT                    Seeks to achieve capital appreciation by
                                                 investing its assets primarily in common
   This subaccount purchases shares of           stocks that it believes have above-average
   Fidelity Variable Insurance Products Fund     growth potential. Tends to be companies
   (VIP) Growth Portfolio.                       with higher than average price/earnings
                                                 ratios, and with new products,
                                                 technologies, distribution channels or
                                                 other opportunities, or with a strong
                                                 industry or market position. May invest in
                                                 securities of foreign issuers in addition
                                                 to those of domestic issuers.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   FIDELITY CONTRAFUND(R) SUBACCOUNT             Seeks long-term capital appreciation by
                                                 investing mainly in equity securities of
   This subaccount purchases shares of           companies whose value is not fully
   Fidelity Variable Insurance Products Fund     recognized by the public. Typically,
   (VIP II) Contrafund(R) Portfolio.             includes companies in turnaround
                                                 situations, companies experiencing
                                                 transitory difficulties, and undervalued
                                                 companies. May invest in securities of
                                                 foreign issuers in addition to those of
                                                 domestic issuers.
   --------------------------------------------------------------------------------------------

   FIDELITY GROWTH OPPORTUNITIES                 Seeks to provide capital growth by
   SUBACCOUNT                                    investing primarily in common stocks. May
                                                 also invest in other types of securities,
   This subaccount purchases shares of           including bonds, which may be
   Fidelity Variable Insurance Products Fund     lower-quality debt securities. May invest
   (VIP III) Growth Opportunities Portfolio.     in securities of foreign issuers in
                                                 addition to those of domestic issuers.
   --------------------------------------------------------------------------------------------

   JANUS ASPEN SERIES AGGRESSIVE GROWTH          Seeks long-term growth of capital by
   SUBACCOUNT                                    investing primarily in common stocks
                                                 selected for their growth potential.
   This subaccount purchases shares of Janus     Normally, it invests at least 50% of its
   Aspen Series Aggressive Growth Portfolio.     equity assets in medium-sized companies
                                                 with market capitalization's falling
                                                 within the range of companies in the S&P
                                                 MidCap 400 Index.
   --------------------------------------------------------------------------------------------

   JANUS ASPEN SERIES BALANCED SUBACCOUNT        Seeks long-term capital growth, consistent
                                                 with preservation of capital and balanced
   This subaccount purchases shares of Janus     by current income. Normally invests 40-60%
   Aspen Series Balanced Portfolio.              of its assets in securities selected
                                                 primarily for their growth potential, and
                                                 40-60% in securities selected primarily
                                                 for their income potential and at least
                                                 25% of its assets in fixed-income
                                                 securities.
   --------------------------------------------------------------------------------------------

   JANUS ASPEN SERIES CAPITAL APPRECIATION       Seeks long-term growth of capital. It
   SUBACCOUNT                                    pursues its objective by investing
                                                 primarily in common stocks selected for
   This subaccount purchases shares of Janus     their growth potential. The portfolio may
   Aspen Series Capital Appreciation             invest in companies of any size, from
   Portfolio.                                    larger, well-established companies to
                                                 smaller, emerging growth companies.
   --------------------------------------------------------------------------------------------
   JANUS ASPEN SERIES WORLDWIDE GROWTH           Seeks long-term growth of capital in a
   SUBACCOUNT                                    manner consistent with the preservation of
                                                 capital. It pursues this objective by
   This subaccount purchases shares of Janus     investing primarily in common stocks of
   Aspen Series Worldwide Growth Portfolio.      companies of any size throughout the
                                                 world. Normally invests in issuers from at
                                                 least five different countries, including
                                                 the United States but may at times invest
                                                 in fewer than five countries or even in a
                                                 single country.
   --------------------------------------------------------------------------------------------

                                   THE FUNDS

     Each available subaccount of MONY Variable Account L will invest only in the shares of the designated portfolio of the Funds. The Funds (except for the Dreyfus Stock Index Fund, and Janus Aspen Series Aggressive Growth and Capital Appreciation Portfolios) are diversified, open-end management investment companies. The Dreyfus Stock Index Fund and, Janus Aspen Series Aggressive Growth and Capital Appreciation portfolios are non-diversified, open-end management investment company. The Funds are registered with the SEC under the Investment Company Act of 1940. The SEC does not supervise the investments or investment policy of the Funds.

MONY SERIES FUND, INC.

     Only shares of four of the seven portfolios of the MONY Series Fund, Inc. can be purchased by a subaccount available to you. Each of the portfolios has different investment objectives and policies. MONY Life Insurance Company of America, a wholly-owned subsidiary of the Company ("MONY America") is a registered investment adviser under the Investment Advisers Act of 1940. MONY America, as investment adviser, paid all expenses associated with organizing the MONY Series Fund, Inc. when it was organized in 1985. Those expenses also included the costs of the initial registration of its securities. MONY America, as investment adviser, currently pays the compensation of the Fund's directors, officers and employees who are affiliated in some way with the Company. The MONY Series Fund, Inc. pays for all other expenses including, for example, the calculation of the net asset value of the portfolios. To carry out its duties as investment adviser, MONY America has entered into a Services Agreement with the Company to provide personnel, equipment, facilities and other services. As the investment adviser to the MONY Series Fund, Inc., MONY America receives a daily investment advisory fee for each portfolio (See chart below). Fees are deducted daily and paid to MONY America monthly.

--------------------------------------------------------------------------------------------
      PORTFOLIO AND INVESTMENT ADVISER                     INVESTMENT ADVISER FEE
--------------------------------------------------------------------------------------------
  GOVERNMENT SECURITIES PORTFOLIO               Annual rate of 0.50% of the first $400
                                                million, 0.35% of the next $400 million, and
  MONY Life Insurance Company of America is     0.30% in excess of $800 million of the
  the Investment Adviser.                       portfolio's aggregate average daily net
                                                assets
--------------------------------------------------------------------------------------------
  LONG TERM BOND PORTFOLIO                      Annual rate of 0.50% of the first $400
                                                million, 0.35% of the next $400 million, and
  MONY Life Insurance Company of America is     0.30% in excess of $800 million of the
  the Investment Adviser.                       portfolio's aggregate average daily net
                                                assets
--------------------------------------------------------------------------------------------
  INTERMEDIATE TERM BOND PORTFOLIO              Annual rate of 0.50% of the first $400
                                                million, 0.35% of the next $400 million, and
  MONY Life Insurance Company of America is     0.30% in excess of $800 million of the
  the Investment Adviser.                       portfolio's aggregate average daily net
                                                assets

--------------------------------------------------------------------------------------------
  MONEY MARKET PORTFOLIO                        Annual rate of 0.40% of the first $400
                                                million, 0.35% of the next $400 million, and
  MONY Life Insurance Company of America is     0.30% of assets in excess of $800 million of
  the Investment Adviser.                       the portfolio's aggregate average daily net
                                                assets.
--------------------------------------------------------------------------------------------

ENTERPRISE ACCUMULATION TRUST

     Enterprise Accumulation Trust has a number of portfolios; the shares of some of which can be purchased by subaccounts available to you. Enterprise Capital Management, Inc. ("Enterprise Capital"), a wholly owned subsidiary of the Company, is the investment adviser of Enterprise Accumulation Trust. Enterprise Capital is responsible for the overall management of the portfolios, including meeting the investment objectives and policies of the portfolios. Enterprise Capital contracts with sub-investment advisers to assist in managing the portfolios. For information on the sub-advisers for each portfolio, see the Enterprise Accumulation Trust prospectus included in this Prospectus Portfolio. Enterprise Accumulation Trust pays an investment advisory fee to Enterprise Capital which in turn pays the sub-investment advisers. Fees are deducted daily and paid to Enterprise Capital on a monthly basis. The daily investment adviser fees and sub-investment adviser fees for each portfolio are shown in the chart below.


--------------------------------------------------------------------------------------------------
PORTFOLIO AND INVESTMENT SUB-ADVISER     INVESTMENT ADVISER FEE       SUB-INVESTMENT ADVISER FEE
--------------------------------------------------------------------------------------------------
  EQUITY PORTFOLIO                    Annual rate of 0.80% of the    Annual rate of 0.40% up to $1
                                      first $400 million, 0.75% of   billion, and 0.30% in excess
  TCW Investment Management Company   the next $400 million and      of $1 billion of the
  is the sub-investment adviser.      0.70% in excess of $800        portfolio's average daily net
                                      million of the portfolio's     assets.
                                      average daily net assets.
--------------------------------------------------------------------------------------------------
  MANAGED PORTFOLIO                   Annual rate of 0.80% of the    Wellington Management
                                      first $400 million, 0.75% of   Company's fee for the assets
  Wellington Management Company, LLP  the next $400 million and      of the portfolio it manages
  and Sanford C. Bernstein & Co.,     0.70% in excess of $800        is an annual rate of 0.40% up
  Inc. are the co-sub-investment      million of the portfolio's     to $500 million, 0.35% of the
  advisers.                           average daily net assets.      next $500 million, 0.30% of
                                                                     the next $1 billion and 0.25%
                                                                     in excess of $2 billion of
                                                                     the portfolio's average daily
                                                                     net assets. Sanford C.
                                                                     Bernstein & Co., Inc.'s fee
                                                                     for the assets of the
                                                                     portfolio it manages is an
                                                                     annual rate of 0.40% up to
                                                                     $10 million, 0.30% from $10
                                                                     million to $50 million, 0.20%
                                                                     from $50 million to $100
                                                                     million, and 0.10% in excess
                                                                     of $100 million of the
                                                                     portfolio's average daily net
                                                                     assets.
--------------------------------------------------------------------------------------------------
  EQUITY INCOME PORTFOLIO             Annual rate of 0.75% of the    Annual rate of 0.30% of the
                                      portfolio's average daily net  first $100 million, 0.25% of
  1740 Advisers, Inc. is the sub-     assets.                        the next $100 million, and
  investment adviser.                                                0.20% in excess of $200
                                                                     million of the portfolio's
                                                                     average daily net assets.
--------------------------------------------------------------------------------------------------
  GROWTH AND INCOME PORTFOLIO         Annual rate of 0.75% of the    Annual rate of 0.30% of the
                                      portfolio's average daily net  first $100 million, 0.25% of
  Retirement Systems Investors, Inc.  assets.                        the next $100 million, and
  is the sub-investment adviser.                                     0.20% in excess of $200
                                                                     million of the portfolio's
                                                                     average daily net assets.
--------------------------------------------------------------------------------------------------
  GROWTH PORTFOLIO                    Annual rate of 0.75% of the    Annual rate of 0.30% of the
                                      portfolio's average daily net  first $1 billion and 0.20% in
  Montag & Caldwell, Inc. is the      assets.                        excess of $1 billion of the
  sub-investment adviser.                                            portfolio's average daily net
                                                                     assets.
--------------------------------------------------------------------------------------------------
  CAPITAL APPRECIATION PORTFOLIO      Annual rate of 0.75% of the    Annual rate of 0.45% of the
                                      portfolio's average daily net  portfolio's average daily net
  Marsico Capital Management, LLC is  assets.                        assets.
  the sub-investment adviser.
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
PORTFOLIO AND INVESTMENT SUB-ADVISER     INVESTMENT ADVISER FEE       SUB-INVESTMENT ADVISER FEE
--------------------------------------------------------------------------------------------------
  SMALL COMPANY GROWTH PORTFOLIO      Annual rate of 1.00% of the    Annual rate of 0.65% of the
                                      portfolio's average daily net  first $50 million, 0.55% of
  William D. Witter, Inc. is the      assets.                        the next $50 million and
  sub-investment adviser.                                            0.45% in excess of $100
                                                                     million of the portfolio's
                                                                     average daily net assets.

--------------------------------------------------------------------------------------------------
  SMALL COMPANY VALUE PORTFOLIO       Annual rate of 0.80% of the    Annual rate of 0.40% of the
                                      portfolio's average daily net  first $1 billion and 0.30% in
  Gabelli Asset Management Company    assets.                        excess of $1 billion of the
  is the sub-investment adviser.                                     portfolio's average daily net
                                                                     assets.
--------------------------------------------------------------------------------------------------
  INTERNATIONAL GROWTH PORTFOLIO      Annual rate of 0.85% of the    Annual rate of 0.40% of the
                                      portfolio's average daily net  first $100 million, 0.35% of
  Vontobel USA Inc. is the sub-       assets.                        $100 million to $200 million,
  investment adviser.                                                0.30% of $200 million to $500
                                                                     million and 0.25% in excess
                                                                     of $500 million of the
                                                                     portfolio's average daily net
                                                                     assets.
--------------------------------------------------------------------------------------------------
  HIGH YIELD BOND PORTFOLIO           Annual rate of 0.60% of the    Annual rate of 0.30% of the
                                      portfolio's average daily net  first $100 million and 0.245%
  Caywood-Scholl Capital Management   assets.                        in excess of $100 million of
  is the sub-investment adviser.                                     the portfolio's average daily
                                                                     net assets.
--------------------------------------------------------------------------------------------------
  BALANCED PORTFOLIO                  Annual rate of 1.00% of the    Annual rate of 0.30% up to $1
                                      average daily net assets.      billion and 0.20% in excess
  Montag & Caldwell, Inc. is the                                     of $1 billion of the
  sub-investment adviser.                                            portfolio's average daily net
                                                                     assets.
--------------------------------------------------------------------------------------------------
  MULTI-CAP GROWTH PORTFOLIO          Annual rate of 0.75% of the    Annual rate of 0.40% of the
                                      average daily net assets.      average daily net assets.
  Fred Alger Management Inc. is the
  sub-investment adviser.
--------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

     The Dreyfus Corporation is the investment adviser of the Dreyfus Stock Index Fund and The Dreyfus Socially Responsible Growth Fund, Inc. As described below, the Fund or The Dreyfus Corporation contracts with sub-investment advisers to assist in managing the portfolios as noted below. Fees are deducted on a monthly basis. The daily investment adviser fees and sub-investment adviser fees for each portfolio are shown in the table below.

----------------------------------------------------------------------------------------------------
PORTFOLIO AND SUB-INVESTMENT ADVISER     INVESTMENT ADVISER FEE         SUB-INVESTMENT ADVISER FEE
----------------------------------------------------------------------------------------------------
  DREYFUS STOCK INDEX FUND            Annual rate of 0.245% of the     Annual rate of 0.095% of the
                                      fund's average daily net         value of the fund's average
  Mellon Equity Associates is the     assets.                          daily net assets.
  sub-investment adviser.
----------------------------------------------------------------------------------------------------
  THE DREYFUS SOCIALLY RESPONSIBLE    Annual rate of 0.75% of the      Annual rate of 0.10% of the
  GROWTH FUND, INC.                   fund's average daily net         first $32 million, 0.15% in
                                      assets.                          excess of $32 million up to
  NCM Capital Management Group, Inc.                                   $150 million, 0.20% in excess
  is the sub-investment adviser.                                       of $150 million up to $300
                                                                       million, 0.25% in excess of
                                                                       $300 million of the value of
                                                                       the fund's average daily net
                                                                       assets.
----------------------------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS -- GROWTH PORTFOLIO FIDELITY VARIABLE INSURANCE PRODUCTS FUND II -- SERVICE CLASS -- CONTRAFUND(R) PORTFOLIO
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III -- SERVICE CLASS -- GROWTH OPPORTUNITIES PORTFOLIO

     Fidelity Management & Research ("FMR") is each fund's investment manager. As the manager, FMR is responsible for choosing investments for the funds and handling the funds' business affairs. Affiliates assist FMR with foreign investments. The daily investment adviser fee for each portfolio is shown in the table below.

------------------------------------------------------------------------------------------
   PORTFOLIO AND SUB-INVESTMENT ADVISERS                 INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------
  FIDELITY VARIABLE INSURANCE PRODUCTS         The fee is calculated by adding a group fee
  FUND -- GROWTH PORTFOLIO                     rate to an individual fee rate, dividing by
                                               twelve, and multiplying the result by the
                                               Fund's average net assets throughout the
                                               month. The group fee rate is based on the
                                               average net assets of all the mutual funds
                                               advised by FMR. This group rate cannot rise
                                               above 0.52% for this Fund, and it drops as
                                               total assets under management increase. The
                                               individual fee rate for this Fund is 0.30%
                                               of the Fund's average net assets.
------------------------------------------------------------------------------------------
  FIDELITY VARIABLE INSURANCE PRODUCTS FUND    The fee is calculated by adding a group fee
  II -- CONTRAFUND(R) PORTFOLIO                rate to an individual fee rate, dividing by
                                               twelve, and multiplying the result by the
  Fidelity Management & Research (U.K.)        Fund's average net assets throughout the
  Inc. and Fidelity Management & Research      month. The group fee rate is based on the
  Far East Inc. are the sub-investment         average net assets of all the mutual funds
  advisers.                                    advised by FMR. This group rate cannot rise
                                               above 0.52% for this Fund, and it drops as
                                               total assets under management increase. The
                                               individual fee rate for this Fund is 0.30%
                                               of the Fund's average net assets.
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
   PORTFOLIO AND SUB-INVESTMENT ADVISERS                 INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------
  FIDELITY VARIABLE INSURANCE PRODUCTS FUND    The fee is calculated by adding a group fee
  III -- GROWTH OPPORTUNITIES PORTFOLIO        rate to an individual fee rate, dividing by
                                               twelve, and multiplying the result by the
  Fidelity Management & Research (U.K.)        Fund's average net assets throughout the
  Inc. and Fidelity Management & Research      month. The group fee rate is based on the
  Far East Inc. are the sub-investment         average net assets of all the mutual funds
  advisers.                                    advised by FMR. This group rate cannot rise
                                               above 0.52% for this Fund, and it drops as
                                               total assets under management increase. The
                                               individual fee rate for this Fund is 0.30%
                                               of the Fund's average net assets.
------------------------------------------------------------------------------------------

JANUS ASPEN SERIES

     Janus Aspen Series has several portfolios. The shares of four of the portfolios can be purchased by the subaccounts available to you. Janus Capital is the investment adviser to each of the portfolios and is responsible for the day-to-day management of the investment portfolios and other business affairs of the portfolios. The daily investment adviser fee for each portfolio is shown in the table below.

------------------------------------------------------------------------------------------
                 PORTFOLIO                               INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------
  AGGRESSIVE GROWTH PORTFOLIO                  Annual rate of 0.65% of the portfolio's
                                               average daily net assets.
------------------------------------------------------------------------------------------
  BALANCED PORTFOLIO                           Annual rate of 0.65% of the portfolio's
                                               average daily net assets.
------------------------------------------------------------------------------------------
  CAPITAL APPRECIATION PORTFOLIO               Annual rate of 0.65% of the portfolio's
                                               average daily net assets.
------------------------------------------------------------------------------------------
  WORLDWIDE GROWTH PORTFOLIO                   Annual rate of 0.65% of the portfolio's
                                               average daily net assets.
------------------------------------------------------------------------------------------

     The investment objectives of each portfolio (except the Janus portfolios) are fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the affected portfolio. For each of the Funds this means the lesser of (1) 67% of the portfolio shares represented at a meeting at which more than 50% of the outstanding portfolio shares are represented or (2) more than 50% of the outstanding portfolio shares. The investment objectives of the Janus portfolios purchased by the corresponding subaccounts are non-fundamental and may be changed by the Fund's Trustees without a shareholder vote.

PURCHASE OF PORTFOLIO SHARES BY MONY VARIABLE ACCOUNT L

     The Company purchases shares of each portfolio for the corresponding sub-account at net asset value, i.e. without a sales load. Generally, all dividends and capital gains distributions received from a portfolio are automatically reinvested in the portfolio at net asset value. The Company, on behalf of MONY Variable Account L, may elect not to reinvest dividends and capital gains distributions. The Company redeems Fund shares at net asset value to make payments under the Policies.

     Fund shares are offered only to insurance company separate accounts. The insurance companies may or may not be affiliated with the Company or with each other. This is called "shared funding." Shares may also be sold to separate accounts to serve as the underlying investments for variable life insurance policies, variable annuity policies and qualified plans. This is called "mixed funding." Currently, the

Company does not foresee any disadvantages to policy owners due to mixed or shared funding. However, differences in tax treatment or other considerations may at some time create conflict of interests between owners of various contracts. The Company and the Boards of Directors of the Funds, and any other insurance companies that participate in the Funds are required to monitor events to identify material conflicts. If there is a conflict because of mixed or shared funding, the Company might be required to withdraw the investment of one or more of its separate accounts from the Funds. This might force the Funds to sell securities at disadvantageous prices.

     The investment objectives of each of the portfolios is substantially similar to the investment objectives of the subaccount which purchases shares of that portfolio. A summary of the investment objective of each of the subaccounts available to you is found in the chart on pages 13-17. No portfolio can assure you that its objective will be achieved. You will find more detailed information in the prospectus of each Fund that you received with this prospectus. The Funds' prospectuses include information on the risks of each portfolio's investments and investment techniques.

        THE FUNDS' PROSPECTUSES ACCOMPANY THIS PROSPECTUS AND SHOULD BE
                        READ CAREFULLY BEFORE INVESTING

                     DETAILED INFORMATION ABOUT THE POLICY

     The Fund Value in MONY Variable Account L and the Guaranteed Interest Account provide many of the benefits of your policy. The information in this section describes the benefits, features, charges, and other major provisions of the policies and the extent to which those benefits depend upon the Fund Value.

APPLICATION FOR A POLICY

     The policy design meets the needs of individuals as well as for corporations who provide coverage and benefits for key employees. A purchaser must complete an application and personally deliver it to a licensed agent of the Company, who is also a registered representative of MONY Securities Corporation ("MSC"). The licensed agent submits the application to the Company. The policy may also be sold through other broker-dealers authorized under the law and by MSC. A policy can be issued on the life of an insured for ages up to and including 85 with evidence of insurability that satisfies the Company. If a qualified plan will own the policy, the insured cannot be more than 70 years old. The age of the insured is the age on his or her last birthday prior to the date of the policy. The Company accepts the application subject to its underwriting rules, and may request additional information or reject an application.

     The minimum Specified Amount you may apply for is $50,000. However, the Company reserves the right to revise its rules at any time to require a different minimum Specified Amount at issue for subsequently issued policies.

     Each policy is issued with a policy date. The policy date is used to determine the policy months and years, and policy monthly, quarterly, semi-annual and annual anniversaries. The policy date is stated on page 1 of the policy. The policy date will normally be the later of (1) the date that delivery of the policy is authorized by the Company ("Policy Release Date"), or (2) the policy date requested in the application. No premiums may be paid with the application except under the temporary insurance procedures defined below.

  Temporary Insurance Coverage

     If you want insurance coverage before the Policy Release Date, and are more than 15 days old and not more than 70 years old, you may be eligible for a temporary insurance agreement. You must complete an application for the policy and give it to the Company's licensed agent. The application contains a number of questions about your health. Your eligibility for temporary coverage will depend upon your answers to those questions. In addition, you must complete and sign the Temporary Insurance Agreement Form. You must also submit payment for at least one Minimum Monthly Premium for the Policy as applied for. Your coverage under the Temporary Insurance Agreement starts on the date you sign the form and pay the premium amount, or if later, the requested policy date. See "Premium Flexibility," page 26.

     Coverage under the Temporary Insurance Agreement ends on the earliest of:

     - the Policy Release Date, if the policy is issued as applied for;

     - the 15th day after the Policy Release Date or the date the policy takes effect, if the policy is issued other than as applied for,

     - no later than 90 days from the date the Temporary Insurance Agreement is signed;

     - the 45th day after the form is signed if you have not finished the last required medical exam;

     - 5 days after the Company sends notice to you that it declines to issue any policy; and

     - the date you tell the Company that the policy will be refused:

     If the insured dies during the period of temporary coverage, the death benefit will be:

          (1) the insurance coverage applied for (including any optional riders) up to $500,000, less

          (2) the deductions from premium and the monthly deduction due prior to the date of death.

     Premiums paid for temporary insurance coverage are held in the Company's general account until the Policy Release Date. Except as provided below, interest is credited on the premiums (less any deductions from premiums) held in the Company's general account. The interest rate will be set by the Company, but will not be less than 4.5 % per year. If the policy is issued and accepted, these amounts will be applied to the policy. These premiums will be returned to you (without interest) within 5 days after the earliest of:

          (1) the date you tell the Company that the policy will be refused. Your refusal must be (a) at or before the Policy Release Date, or (b) (if the policy is authorized for delivery other than as applied for), on or before the 15th day after the Policy Release Date; or

          (2) the date on which coverage under the Temporary Insurance Agreement ends other than because the applicant has died or the policy applied for is issued or refused; or

          (3) the date the Company sends notice to you declining to issue any policy.

  Initial Premium Payment

     Once your application is approved and you are issued a policy, the balance of the first scheduled premium payment is payable. The scheduled premium payments specified in your policy must be paid in full when your policy is delivered. Your policy is effective the later of (1) acceptance and payment of the scheduled premium payment, or (2) the policy date requested in the application. Any premium balance remitted by you earns interest until the Right to Return Policy Period has ended. The policy premium credited with interest equals amounts in the general account under the Temporary Insurance Agreement, plus interest credited minus deductions from premiums. The monthly deduction due prior to or on the Policy Release Date will be made. If you request a policy date which is later than the Policy Release Date, your premium will be held in the general account until the policy date. Premium held in the Company's general account earns an interest rate set by the Company, but will not be less than 4.5% per year. When the Right to Return Policy Period ends, the premium, plus any interest credited by the Company, is allocated to the subaccounts of MONY Variable Account L or the Guaranteed Interest Account pursuant to your instructions. (See "Right to Examine a Policy -- Right to Return Policy Period," below.)

  Policy Date

     The Company may approve the backdating of a policy. The policy may be backdated for not more than 6 months (a shorter period is required in certain states) prior to the date of the application. Backdating can be to your advantage if it lowers the insured's issue age and results in lower cost of insurance rates. If the policy is backdated, the initial scheduled premium payment will include sufficient premium to cover the extra charges for the backdating period. Extra charges equal the monthly deductions for the period that the policy date is backdated.

  Risk Classification

     Insureds are assigned to underwriting (risk) classes. Risk classes are used in calculating the cost of insurance and certain rider charges. In assigning insureds to underwriting classes, the Company will normally use the medical or paramedical underwriting method. This method may require a medical examination of the proposed insured. The Company may use other forms of underwriting when it is considered appropriate.

RIGHT TO EXAMINE A POLICY -- RIGHT TO RETURN POLICY PERIOD


     The Right to Return Policy Period runs for the later of (a) 10 days (or longer in certain states) after you receive the policy; (b) 45 days after the application is signed; or (c) 10 days after we mail or deliver a notice of withdrawal right. During this period, you may cancel the policy and receive a refund of the full amount of the premium paid.

PREMIUMS

     The policy is a flexible premium policy. The policy provides considerable flexibility, subject to the limitations described below, to pay premiums at your discretion.

  Premium Flexibility

     The Company requires you to pay an amount equal to at least the Minimum Monthly Premium to put the policy in effect. If you want to pay premiums less often than monthly, the premium required to put the policy in effect is equal to the Minimum Monthly Premium multiplied by 12 divided by the frequency of the scheduled premium payments. This Minimum Monthly Premium will be based upon:

     1) the policy's Specified Amount,

     2) any riders added to the policy, and

     3) the insured's

          a) Age,

          b) smoking status,

          c) gender (unless unisex cost of insurance rates apply, see "Cost of Insurance," page 43), and

          d) underwriting class.

     The Minimum Monthly Premium will be shown in the policy. Thereafter, subject to the limitations described below, you may choose the amount and frequency of premium payments to reflect your varying financial conditions.

     The policy is guaranteed not to lapse during the first three policy years if on each monthly anniversary the conditions previously described in "Summary of the Policy" on page 1 are met. See also "Grace Period and Lapse," page 39.

  Scheduled Premium Payments

     When you apply for a policy, you determine a scheduled premium payment. This scheduled premium payment provides for the payment of level premiums at fixed intervals over a specified period of time. You will receive a premium reminder notice for the scheduled premium payment amount on an annual, semiannual or quarterly basis, at your option. The minimum scheduled premium payment equals the Minimum Monthly Premium multiplied by 12 divided by the scheduled premium payment frequency. Although reminder notices will be sent, you may not be required to pay scheduled premium payments.


     You must specify the subaccounts and/or Guaranteed Interest Account and the percentage of scheduled premium payments to be allocated to those subaccounts and/or Guaranteed Interest Account. If we do not receive a valid set of allocation instructions from you, scheduled premiums will be allocated to the Money Market Subaccount.


     You may elect to make monthly premium payments by electronic funds transfer. Based on your policy date, up to two Minimum Monthly Premiums may be required to be paid in cash before premiums may be paid by electronic funds transfer to the Company. Paying premiums by electronic funds transfer requires you to authorize the Company to withdraw premiums from your checking account each month.

     Payment of the scheduled premium payments will not guarantee that your policy will remain in effect. (See "Grace Period and Lapse" in the Summary and on page 39.)

  Modified Endowment Contracts

     The amount, frequency and period of time over which you pay premiums may affect whether your policy will be classified as a modified endowment contract. A modified endowment contract is a type of life insurance policy subject to different tax treatment than that given to a conventional life insurance policy. The difference in tax treatment occurs when you take certain pre-death distributions from your policy. See "Federal Income Tax
Considerations -- Modified Endowment Contracts," page 47.

  Unscheduled Premium Payments

     Generally, you may make premium payments at any time and in any amount. However, if the premium payment you wish to make exceeds the Scheduled Premium payments for the policy, the Company may reject or limit any unscheduled premium payment that would result in an immediate increase in the death benefit payable. An immediate increase would occur if the policy's death benefit exceeds the Specified Amount for the policy. The policy's death benefit would exceed the Specified Amount of the policy if your Fund Value multiplied by the death benefit percentage determined in accordance with the federal income tax law definition of life insurance exceeds the Specified Amount. See "Death Benefits Under the Policy," page 30 and "Federal Income Tax Considerations -- Definition of Life Insurance," page 46. However, such a premium may be accepted if you provide us with satisfactory evidence of insurability. If satisfactory evidence of insurability is not received, the payment or a part of it may be returned. In addition, all or a part of a premium payment will be rejected and returned to you if it would exceed the maximum premium limitations prescribed by the federal income tax law definition of life insurance.

     Payments you send to us will be treated as premium payments, and not as repayment of Outstanding Debt, unless you request otherwise. If you request that the payment be treated as a repayment of Outstanding Debt, any part of a payment that exceeds the amount of Outstanding Debt will be applied to the Fund Value. Applicable taxes and sales charges are only deducted from any payment that constitutes a premium payment.

  Premium Payments Affect the Continuation of the Policy

     If you skip or stop paying premiums, the policy will continue in effect until the Cash Value can no longer cover (1) the monthly deductions from the Fund Value for the policy, and (2) the charges for any optional insurance benefits added by rider. See "Grace Period and Lapse." page 39.

     Your policy is guaranteed to remain in effect as long as:

          (a) the Cash Value is greater than zero; or


          (b) you have purchased the Guaranteed Death Benefit to Age 100 Rider and you have met all the requirements of the rider; or



          (c) during the first three policy years, the Minimum Monthly Premium requirements are satisfied, and if you increase the Specified Amount during the first three policy years, the increased Minimum Monthly Premium requirements are satisfied for the remainder of the first three policy years. If you elected the Guaranteed Death Benefit to Age 100 Rider, this provision does not apply.


     Generally, your policy remains in effect so long as your policy has Cash Value. Charges that maintain your policy are deducted monthly from Fund Value. The Cash Value of your policy is affected by,

          (1) the investment experience of any amounts in the subaccounts of MONY Variable Account L,

          (2) the interest earned in the Guaranteed Interest Account, and

          (3) the deduction from Cash Value of the various charges, costs, and expenses imposed by the policy provisions.

     This in turn affects the length of time your policy remains in effect without the payment of additional premiums. Therefore, coverage will last as long as the Cash Value of your policy is sufficient to pay these charges. See "Grace Period and Lapse," page 39.

CHOICE OF DEFINITION OF LIFE INSURANCE



     When applying for the policy, you will choose one of two tests to apply to the Policy for compliance with the Federal tax law definition of life insurance. These tests are the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test. The death benefit percentage applied to the policy varies according to the definition of life insurance chosen. See "Federal Income Tax Considerations -- Definition of Life Insurance," on page 18. If you elect the Guaranteed Death Benefit to Age 100 Rider, you do not get to choose your definition of life insurance. Electing this rider will automatically give you the Cash Value Accumulation Test definition of life insurance.


ALLOCATION OF NET PREMIUMS


     Net premiums may be allocated to any of the 25 available subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages, and no allocation may be for less than 5% of a net premium. Allocation percentages must sum to 100%.


     You may change the allocation of net premiums at any time by submitting a proper written request to the Company's home office at 1740 Broadway, New York, New York, 10019. In addition, you may make changes in net premium allocation instructions by telephone if a properly completed and signed telephone transfer authorization form has been received by us at our Syracuse Operations Center at 1 MONY Plaza, Syracuse, New York, 13202. The Company may stop making available the ability to give net premium allocation instructions by telephone at any time, but it will give you notice before doing so if we have received your telephone transfer authorization form. See "Telephone Transfer Privileges," page
60. Whether you give us instructions in writing or by telephone, the revised allocation percentages will be effective on the day we receive the notification.


     Unscheduled premium payments may be allocated either by percentage or by dollar amount. If the allocation is expressed in dollar amounts, the 5% limit on allocation percentages does not apply.


DEATH BENEFITS UNDER THE POLICY

     When your policy is issued, the initial amount of insurance ("Specified Amount") is shown on the specification page of your policy. The minimum Specified Amount is $50,000.

     As long as the policy is in effect, the Company will, upon proof of death of an insured, pay death benefit proceeds to a named beneficiary. Death benefit proceeds will consist of:

          (1) The policy's death benefit, plus

          (2) Any insurance proceeds provided by rider, less

          (3) Any Outstanding Debt, (and, if in the Grace Period, less any overdue charges).

     You may select one of two death benefit Options: Option 1 or Option 2. Generally, you designate the death benefit option in your application. If no option is designated, the Company assumes Option 2 has been selected. Subject to certain restrictions, you can change the death benefit option selected. As long as your policy is in effect, the death benefit under either option will never be less than the Specified Amount of your policy.

     Option 1 -- The death benefit equals the greater of:


          (a) The Specified Amount plus Additional Term Life Insurance, if any, or



          (b) the Fund Value on the date of death multiplied by the death benefit percentage.



          The death benefit percentage varies according to the definition of life insurance chosen. If the Guideline Premium/Cash Value Corridor Test is chosen, the death benefit percentages vary according to attained age. If the Cash Value Accumulation Test is chosen, the death benefit percentages vary according to attained age, gender and smoking status. See "Federal Income Tax Considerations -- Definition of Life Insurance," page 46. A table showing the death benefit percentages is in

     Appendix A to this prospectus and in your policy. If you seek to have favorable investment performance reflected in increasing Fund Value, and not in increasing insurance coverage, you should choose Option 1.

     Option 2 -- The death benefit equals the greater of:


          (a) The Specified Amount plus Additional Term Life Insurance, if any, plus the Fund Value, or



          (b) The Fund Value on the date of death multiplied by the death benefit percentage.



          The death benefit percentage varies according to the definition of life insurance chosen. If the Guideline Premium/Cash Value Corridor Test is chosen, the death benefit percentages vary according to attained age. If the Cash Value Accumulation Test is chosen, the death benefit percentages vary according to attained age, gender and smoking status. The death benefit percentage is the same as that used for Option 1 and is stated in Appendix A. The death benefit in Option 2 will always vary as Fund Value varies. If you seek to have favorable investment performance reflected in increased insurance coverage, you should choose Option 2.



  Examples of Options 1 and 2



     The following examples demonstrate the determination of death benefits under Options 1 and 2. The examples show four policies with the same Specified Amount, but Fund Values and the Additional Term Life Insurance vary as shown. It is assumed that the insured is a male age 35, standard class, non-smoker at issue. It is also assumed that the insured is age 65 at the time of death and that there is no Outstanding Debt. The date of death is also assumed to be on a monthly anniversary day.



                          Cash Value Accumulation Test



                                                  Policy 1   Policy 2   Policy 3   Policy 4
                                                  --------   --------   --------   --------
Specified Amount                                  $100,000   $100,000   $100,000   $100,000
Additional Term Life Insurance Rider              $      0   $      0   $      0   $ 75,000
Fund Value on Date of Death                       $ 35,000   $ 60,000   $ 85,000   $ 60,000
Death Benefit Percentage                             178.4%     178.4%     178.4%     178.4%
Death Benefit under Option 1                      $100,000   $107,040   $151,640   $175,000
Death Benefit under Option 2                      $135,000   $160,000   $185,000   $235,000



Option 1, Policy 1:           The death benefit equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Fund
                              Value multiplied by the death benefit percentage
                              ($35,000 X 178.4% = $62,440).

Option 1, Policy 2 and 3:     The death benefit is equal to the Fund Value multiplied by the death benefit percentage since
                              ($60,000 X 178.4% = $107,040) for Policy 2;
                              $85,000 X 178.4% = $151,640 for Policy 3) is greater than
                              the Specified Amount ($100,000).

Option 1, Policy 4:           The Death Benefit is equals $175,000 (the sum of the
                              Specified Amount plus the Additional Term Life Insurance), since the death benefit is the greater of the Specified
                              Amount plus the Additional Term Life Insurance
                              ($100,000 + $75,000 = $175,000) or the Fund Value multiplied by the death benefit percentage
                              ($60,000 X 178.4% = $107,040).

Option 2, Policy 1, 2 and 3:  The death benefit equals the Specified Amount plus the Fund
                              Value ($100,000 + $35,000 = $135,000 for Policy 1;
                              $100,000 + $60,000 = $160,000 for Policy 2; and
                              $100,000 + $85,000 = $185,000 for Policy 3) since it is
                              greater than the Fund Value multiplied by the death benefit percentage ($35,000 X 178.4% = $62,440 for Policy 1;
                              $60,000 X 178.4% = $107,040 for Policy 2; and
                              $85,000 X 178.4% = $151,640 for Policy 3).

Option 2, Policy 4:           The death benefit equals the Specified Amount plus the
                              Additional Term Life Insurance plus the Fund Value
                              ($100,000 + $75,000 + $60,000 = $235,000) since it is
                              greater than the Fund Value multiplied by the death benefit percentage ($60,000 X 178.4% = $107,040).



                   Guideline Premium/Cash Value Corridor Test


                          Cash Value Accumulation Test



                                                  Policy 1   Policy 2   Policy 3   Policy 4
                                                  --------   --------   --------   --------
Specified Amount                                  $100,000   $100,000   $100,000   $100,000
Additional Term Life Insurance Rider              $      0   $      0   $      0   $ 75,000
Fund Value on Date of Death                       $ 35,000   $ 60,000   $ 85,000   $ 60,000
Death Benefit Percentage                               120%       120%       120%       120%
Death Benefit under Option 1                      $100,000   $100,000   $102,000   $175,000
Death Benefit under Option 2                      $135,000   $160,000   $185,000   $235,000



Option 1, Policy 1 and 2:     The death benefit equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Fund
                              Value multiplied by the death benefit percentage
                              ($35,000 X 120% = $42,000 for Policy 1 and
                              $60,000 X 120% = $72,000 for Policy 2.).

Option 1, Policy 3:           The death benefit is equal to the Fund Value multiplied by the death benefit percentage since
                              ($85,000 X 120% = $102,000) is greater than the Specified
                              Amount ($100,000).

Option 1, Policy 4:           The Death Benefit equals $175,000 (the sum of the Specified
                              Amount plus the Additional Term Life Insurance), since the death benefit is the greater of the Specified Amount plus
                              the Additional Term Life Insurance
                              ($100,000 + $75,000 = $175,000) or the Fund Value multiplied by the death benefit percentage ($60,000 X 120% = $72,000).

Option 2, Policy 1, 2 and 3:  The death benefit equals the Specified Amount plus the Fund
                              Value ($100,000 + $35,000 = $135,000 for Policy 1;
                              $100,000 + $60,000 = $160,000 for Policy 2; and
                              $100,000 + $85,000 = $185,000 for Policy 3) since it is
                              greater than the Fund Value multiplied by the death benefit percentage ($35,000 X 120% = $42,000 for Policy 1;
                              $60,000 X 120% = $72,000 for Policy 2; and
                              $85,000 X 120% = $102,000 for Policy 3).

Option 2, Policy 4:           The death benefit equals the Specified Amount plus the
                              Additional Term Life Insurance plus the Fund Value
                              ($100,000 + $75,000 + $60,000 = $235,000) since it is
                              greater than the Fund Value multiplied by the death benefit percentage ($60,000 X 120% = $72,000).


The Company pays death benefit proceeds to a beneficiary in a lump sum or under a payment plan offered under the policy. The policy should be consulted for details.

  Changes in Death Benefit Option

     You may request that the death benefit option under your policy be changed from Option 1 to Option 2, or Option 2 to Option 1. You may make a change by sending a written request to the Company's administrative office. A change from Option 2 to Option 1 is made without providing evidence of insurability. A change from Option 1 to Option 2 will require that you provide satisfactory evidence of insurability. The effective date of a change requested between monthly anniversaries will be the next monthly anniversary day after the change is accepted by the Company.

     If you change from Option 1 to Option 2 your policy's Specified Amount is reduced by the amount of the policy's Fund Value at the date of the change. This maintains the death benefit payable under

Option 2 at the amount that would have been payable under Option 1 immediately prior to the change. The total death benefit will not change immediately. The change to Option 2 will affect the determination of the death benefit from that point on. As of the date of the change, the Fund Value will be added to the new specified Amount. The death benefit will then vary with the Fund Value. This change will not be permitted if it would result in a new Specified Amount of less than $100,000.

     If you change from Option 2 to Option 1, the Specified Amount of the policy will be increased by the amount of the policy's Fund Value at the date of the change. This maintains the death benefit payable under Option 1 at the amount that would have been payable under Option 2 immediately prior to the change. The total death benefit will not change immediately. The change to Option 1 will affect the determination of the death benefit from that point on. The death benefit will equal the Specified Amount (or if higher, the Fund Value multiplied by the death benefit percentage). The change to Option 1 will generally reduce the death benefit payable in the future.

     A change in the death benefit option may affect the monthly cost of insurance charge since this charge varies with the net amount at risk. Generally, the net amount at risk is the amount by which the death benefit exceeds Fund Value. See "Cost of Insurance," page 45. If the policy's death benefit is not based on the death benefit percentage under Option 1 or 2, changing from Option 2 to Option 1 will generally decrease the net amount at risk. Therefore, this change may decrease the cost of insurance charges. Changing from Option 1 to Option 2 will generally result in a net amount at risk that remains level. However, such a change will result in an increase in the cost of insurance charges over time. This results because the cost of insurance rates increase with the insured's age.

CHANGES IN SPECIFIED AMOUNT

     You may request an increase or decrease in the Specified Amount under your policy subject to Company approval. A change in the Specified Amount may be made at any time after the policy is issued. Increases in Specified Amount are not permitted on or after the insured's age 85. Increasing the Specified Amount will generally increase the policy's death benefit. Decreasing the Specified Amount will generally decrease the policy's death benefit. The amount of change in the death benefit depends on (1) the death benefit option chosen, and (2) whether the death benefit under the policy is being computed using the death benefit percentage at the time of the change. Changing the Specified Amount could affect the subsequent level of policy values. For example, an increase in Specified Amount may increase the net amount at risk, which will increase your cost of insurance charges over time. Conversely, a decrease in Specified Amount may decrease the net amount at risk, which may decrease your cost of insurance over time.

     To increase or decrease the Specified Amount, send a written application to the Company's administrative office. It will become effective on the monthly anniversary day on or next following the Company's acceptance of your request. If you are not the insured, the Company may also require the consent of the insured before accepting a request.

  Increases

     An increase of Specified Amount requires that additional, satisfactory evidence of insurability be provided to the Company.


     When you request an increase in Specified Amount, a new "coverage segment" is created for which cost of insurance and other charges are computed separately. See "Charges and Deductions," page 41. In addition, the surrender charge associated with your policy will increase. The surrender charge for the increase is computed in a similar way as for the original Specified Amount. The Minimum Monthly Premium and the required premiums under the Guaranteed Death Benefit to Age 100 Rider, if applicable, will also be adjusted. The adjustment will be done prospectively to reflect the increase. If the Specified Amount is increased when a premium payment is received, the increase will be processed before the premium payment is processed.

     If an increase creates a new coverage segment of Specified Amount, Fund Value after the increase will be allocated, (1) first to the original coverage segment, and (2) second to each coverage segment in order of the increases.

  Decreases

     Any decrease in Specified Amount (whether requested by you or resulting from a partial surrender or a death benefit option change) will be applied:

          (1) To reduce the coverage segments of Specified Amount associated with the most recent increases, then

          (2) To the next most recent increases successively, and last

          (3) To the original Specified Amount.


A decrease will not be permitted if the Specified Amount would fall below $100,000. Any decrease in the Term Life Term Insurance Rider will be applied to reduce the coverage segments of the Rider in the order of the most recent increases successively and finally to the original Rider. If you have a Guaranteed Death Benefit to Age 100 Rider, it will be adjusted for the decrease in Specified Amount.


     The Minimum Monthly Premium will not be adjusted for the decrease in the Specified Amount. If the Specified Amount is decreased when a premium payment is received, the decrease will be processed before the premium payment is processed. Rider coverages may also be affected by a decrease in Specified Amount.

     The Company reserves the right to reject a requested decrease. Decreases will not be permitted if:

          (1) Compliance with the guideline premium limitations under federal tax law resulting from the decrease would result in immediate termination of your policy, or

          (2) To effect the decrease, payments to you would have to be made from Fund Value for compliance with the guideline premium limitations, and the amount of the payments would exceed the Cash Value of your policy.

If a requested change is not approved, we will send you a written notice of our decision.


CHANGES IN ADDITIONAL TERM LIFE INSURANCE AMOUNT



     A change in the Additional Term Life Insurance amount may be made at any time after your policy is issued. Changes will become effective on the monthly anniversary day following the approval of the request to change the Additional Term Life Insurance amount. Increases in the Additional Term Life Insurance amount will be subject to evidence of insurability and will not be permitted after the insured's age 85 (70 for qualified plans). Decreases on a policy with the Additional Term Life Insurance Rider will be applied in the following order:



     - Against the most recent increase, regardless if it is Specified Amount increase or Additional Term Life Insurance increase;



     - Against the next most recent increases successively, regardless if it is Specified Amount increase or Additional Term Life Insurance increase



     - Against Additional Term Life Insurance provided under the original application; and



     - Against insurance provided by the Specified Amount under the original application.


OTHER OPTIONAL INSURANCE BENEFITS

     Subject to certain requirements, you may elect to add one or more of the optional insurance benefits described below. Optional insurance benefits are added when you apply for your policy. These other optional benefits are added to your policy by an addendum called a rider. A charge is deducted monthly from the Fund Value for each optional benefit added to your policy. See "Charges and Deductions," page 41. You can cancel these benefits at any time. Certain restrictions may apply and are described in the applicable rider. In addition, adding or canceling these benefits may have an effect on your policy's status as a modified endowment contract. See "Federal Income Tax
Considerations -- Modified Endowment Contracts," page 47. An insurance agent authorized to sell the policy can describe these extra benefits further. Samples of the provisions are available from the Company upon written request.

     From time to time we may make available riders other than those listed below. Contact an insurance agent authorized to sell the policy for a complete list of the riders available.


  Guaranteed Death Benefit to Age 100 Rider



     The Guaranteed Death Benefit to Age 100 Rider guarantees that during the insured's lifetime, the policy will not lapse regardless of the cash value. Provided that certain conditions are met, a minimum death benefit equal to the Specified Amount will be paid. To maintain the benefit, total premiums paid less partial surrenders (excluding any partial surrender fees) less outstanding debt must equal or exceed the cumulative required minimum monthly premium to date. This rider is not available if you elect coverage under the Guaranteed Death Benefit Rider, Term Life Term Rider and/or Additional Term Life Insurance Rider.



  Additional Term Life Insurance Rider



     The Additional Term Life Insurance Rider provides you with a level death benefit to age 100. The Additional Term Life Insurance Rider, unlike the Term Life Term Rider, is combined with the Specified Amount of the policy for purposes of determining if the minimum "corridor" is required to maintain the definition of life insurance under the Internal Revenue Code section 7702 (See "Definition of Life Insurance" on page 46).


  Spouse's Term Rider

     This rider provides for term insurance benefits on the life of the insured's spouse, to the spouse's age 80. The minimum amount of coverage is $25,000. The rider coverage may be converted without evidence of insurability to any level premium, level face amount permanent plan of insurance offered by the Company at any time prior to the spouse's age 65 or 5 years from the issue of the rider, if later.

  Children's Term Insurance Rider


     This rider provides term insurance coverage on the lives of the children of the insured under age 18. The coverage continues to the policy anniversary after the child's 22nd birthday. It provides coverage for children upon birth or legal adoption without presenting evidence of insurability, if the rider is applied for and issued at the same time as the policy is applied for and issued. If applied for after the policy is issued, different requirements may be imposed. Coverage is limited to the lesser of 1/5th of the initial Specified Amount plus the Term Life Term Rider plus the Additional Term Life Insurance Rider or $10,000. Upon the expiration of the rider coverage, it may be converted to any level premium, level face amount permanent plan of insurance then offered by the Company, for up to five times the rider coverage amount.


  Purchase Option Rider

     This Rider provides the option to purchase up to $100,000 of additional coverage without providing additional evidence that the insured remains insurable. Coverage may be added on each policy anniversary when the insured's age is 25, 28, 31, 34, 37, 40, 43, 46 and 49. In addition, the future right to purchase new insurance on the next option date may be advanced and exercised immediately upon the following events:

     -  Marriage of the insured.

     -  Birth of a child of the insured.

     -  Legal adoption of a child by insured.

     A period of term insurance is automatically provided starting on the date of the specified event. The interim term insurance, and the option to accelerate the purchase of the coverage expires 60 days after the specified event.

  Waiver of Monthly Deduction Rider

     This rider provides for the waiver of certain charges while the insured has a covered disability and the policy is in effect. While the insured is disabled, no deductions are made for (1) monthly administrative charges, (2) per $1,000 Specified Amount charges, (3) cost of insurance charges, and rider charges. During this period the charges are waived and therefore not deducted from the Fund Value. The cumulative Minimum Monthly Premium requirement does not change during the covered disability. It remains fixed at the level at the beginning of the disability.

  Term Life Term Insurance Rider

     This rider provides additional death benefits on the life of the insured until the insured reaches age 80. The minimum amount of coverage is $25,000. You may convert the rider coverage without evidence of insurability to any level premium, level face amount permanent policy of insurance offered by the Company. The conversion must occur prior to the insured's age 65 or 5 years from the issue of the rider, whichever is later.

BENEFITS AT MATURITY

     The maturity date for this policy is the policy anniversary on which the insured is age 100. If the insured is living on the maturity date, the Company will pay to you, as an endowment benefit, the Cash Value of the policy. Ordinarily, the Company pays within seven days of the policy anniversary. Payments may be postponed in certain circumstances. See "Payments," page 55. Premiums will not be accepted, nor will monthly deductions be made, after the maturity date.

POLICY VALUES

  Fund Value

     The Fund Value is the sum of the amounts under the policy held in each subaccount of MONY Variable Account L and any Guaranteed Interest Account. It also includes the amount set aside in the Company's Loan Account, and any interest, to secure Outstanding Debt.

     On each Business Day, the part of the Fund Value allocated to any particular subaccount is adjusted to reflect the investment experience of that subaccount. On each monthly anniversary day, the Fund Value also is adjusted to reflect interest on the Guaranteed Interest Account and the Loan Account and the assessment of the monthly deduction. See "Determination of Fund Value," page 33. No minimum amount of Fund Value allocated to a particular subaccount is guaranteed. You bear the risk for the investment experience of Fund Value allocated to the subaccounts.

  Cash Value

     The Cash Value of the policy equals the Fund Value less any surrender charge less any Outstanding Debt. Thus, the Fund Value exceeds your policy's Cash Value by the amount of the surrender charge and any Outstanding Debt. Once the surrender charge expires, the Cash Value equals the Fund Value less any Outstanding Debt.

DETERMINATION OF FUND VALUE

     Although the death benefit under a policy can never be less than the policy's Specified Amount, the Fund Value will vary. The Fund Value varies depending on several factors:

     -  Payment of premiums.

     -  Amount held in the Loan Account to secure any Outstanding Debt.

     -  Partial surrenders.

     -  The charges assessed in connection with the policy.

     -  Investment experience of the subaccounts

     -  Amounts credited to the Guaranteed Interest Account.

There is no guaranteed minimum Fund Value (except to the extent that you have allocated net premium payments and cash values to the Guaranteed Interest Account) and you bear the entire risk relating to the investment performance of Fund Value allocated to the subaccounts.

     The Company uses amounts allocated to the subaccounts to purchase shares of the corresponding portfolios of the Funds. The values of the subaccounts reflect the investment experience of the corresponding portfolio. The investment experience reflects:

     -  The investment income.

     -  Realized and unrealized capital gains and losses.

     -  Expenses of a portfolio including the investment adviser fees.

     -  Any dividends or distributions declared by a portfolio.

Any dividends or distributions from any portfolio of the Funds are reinvested automatically in shares of the same portfolio. However, the Company, on behalf of MONY Variable Account L, may elect otherwise. The subaccount value will also reflect the mortality and expense risk charges the Company makes each day to the Variable Account.

     Amounts allocated to the subaccounts are measured in terms of units. Units are a measure of value used for bookkeeping purposes. The value of amounts invested in each subaccount is represented by the value of units credited to the policy for that subaccount. (See "Calculating Unit Values for Each Subaccount," on page 34.) On any day, the amount in a subaccount of MONY Variable Account L is equal to the unit value times the number of units in that subaccount credited to the policy. The units of each subaccount will have different unit values.

     Units of a subaccount are purchased (credited) whenever premiums or amounts transferred (including transfers from the Loan Account) are allocated to that subaccount. Units are redeemed (debited) to:

     -  Make partial surrenders.

     -  Make full surrenders.

     - Transfer amounts from a subaccount (including transfers to the Loan Account).

     -  Pay the death benefit when the insured dies.

     -  Pay monthly deductions from the policy's Fund Value.

     -  Pay policy transaction charges.

     -  Pay surrender charges.

The number of units purchased or redeemed is determined by dividing the dollar amount of the transaction by the unit value of the affected subaccount, computed after the close of business that day. The number of units changes only as a result of policy transactions or charges. The number of units credited will not change because of later changes in unit value.

     Transactions are processed when a premium or an acceptable written or telephone request is received at the Company's administrative office. If the premium or request reaches the administrative office on a day that is not a Business Day, or after the close of business on a Business Day (after 4:00 Eastern Time), the transaction date will be the next Business Day. All policy transactions are performed as of a Business Day. If a transaction date or monthly anniversary day occurs on a day other than a Business Day (e.g., Saturday), the calculations will be done on the next day that the New York Stock Exchange is open for trading.

CALCULATING UNIT VALUES FOR EACH SUBACCOUNT

     The Company calculates the unit value of a subaccount on any Business Day as follows:

          (1) Calculate the value of the shares of the portfolio belonging to the subaccount as of the close of business that Business Day. This calculation is done before giving effect to any policy transactions for that day, such as premium payments or surrenders. For this purpose, the net asset value per share reported to the Company by the managers of the portfolio is used.

          (2) Add the value of any dividends or capital gains distributions declared and reinvested by the portfolio during the valuation period. Subtract from this amount a charge for taxes, if any.

          (3) Subtract a charge for the mortality and expense risk assumed by the Company under the policy. See "Daily Deductions From the Variable Account L -- Mortality and Expense Risk Charge," page 44. If the previous day was not a Business Day, then the charge is adjusted for the additional days between valuations.

          (4) Divide the resulting amount by the number of units held in the subaccount on the Business Day before the purchase or redemption of any units on that date.

     The unit value of each subaccount on its first Business Day was set at $10.00.

DETERMINING FUND VALUE

                      [DETERMINING FUND VALUE FLOW CHART]

TRANSFER OF FUND VALUE

     You may transfer Fund Value among the subaccounts after the Right to Return Policy Period by sending a proper written request to the Company's administrative office. Transfers may be made by telephone if you have proper authorization. See "Telephone Transfer Privileges," page 60. Currently, there are no limitations on the number of transfers between subaccounts. There is also no minimum amount required: (1) to make a transfer, or (2) to remain in the subaccount after a transfer. You may not make a transfer if your policy is in the grace period and a payment required to avoid lapse is not paid. See "Grace Period and Lapse," page 39. No charges are currently imposed upon these transfers. However, the

Company reserves the right to assess a $25 transfer charge in the future on policy transfers over 12 during any policy year, and to discontinue telephone transfers.

     After the Right to Return Policy Period, Fund Value may also be transferred from the subaccounts to the Guaranteed Interest Account. Transfers from the Guaranteed Interest Account to the subaccounts will only be permitted in the policy month following a policy anniversary as described in "The Guaranteed Interest Account," page 52.

RIGHT TO EXCHANGE POLICY

     During the first 24 months following the policy date, you may exchange your policy for a policy where the investment experience is guaranteed. To accomplish this, the entire amount in the subaccounts of MONY Variable Account L is transferred to the Guaranteed Interest Account. All future premiums are allocated to the Guaranteed Interest Account. This serves as an exchange of your policy for the equivalent of a flexible premium universal life policy. See "The Guaranteed Interest Account," page 52. No charge is imposed on the transfer when you exercise the exchange privilege.

OPTION TO OBTAIN PAID-UP INSURANCE

     You may change to guaranteed paid-up insurance on a policy anniversary. At that time, the Specified Amount will be reduced to an amount that the Cash Value will maintain in effect until the maturity date when applied as a net single premium. However, the maximum amount of Cash Value applied will not be greater than necessary to provide an amount at risk equal to the amount at risk immediately before this option becomes effective. Any Cash Value in excess of the amount applied will be refunded to you.

     The net single premium rates will be based on: (a) the 1980 CSO mortality tables at the Insured's gender and attained age and class of risk on the later of the policy date and the most recent increase in coverage under the policy; and (b) 4.5% interest. On and after the effective date, the Cash Value of the paid-up coverage will equal the present value of future guaranteed benefits based on the net single premium rates described above without regard to any loans.

     In order to obtain paid-up insurance, the Company must receive a written request 30 days prior to the policy anniversary date on which it becomes effective. The endorsement issued to reflect the change to paid-up insurance will show the reduced Specified Amount and the guaranteed Cash Value on the effective date and each policy anniversary thereafter.

     Once the paid-up insurance option is effective the following conditions apply:

     (1) It may not be revoked.

     (2) The Company will not accept any further premium.

     (3) No further optional policy changes may be made.

     (4) The policy is no longer subject to the Administrative charge and the per $1,000 Specified Amount charge.

     (5) Any surrender charge, loan balance and loan interest which existed immediately before the effective date will be set to zero.

     (6) Any partial surrender will result in a recalculation of the Specified Amount and Cash Value.

     (7) Any additional benefits provided by rider will terminate.

     (8) The death benefit will equal the reduced Specified Amount.

POLICY LOANS

     You may borrow money from the Company at any time using your policy as security for the loan. You take a loan by submitting a proper written request to the Company's administrative office. You may take a loan any time your policy has a positive Cash Value. The maximum amount you may borrow at any time is 90% of the Cash Value of your policy. (If you request a loan on a monthly anniversary day, the maximum loan is reduced by the monthly deduction due on that day.) The Outstanding Debt is the cumulative amount of outstanding loans and loan interest payable to the Company at any time.

     Loan interest is payable in arrears on each policy anniversary at an annual rate which varies by the number of years since your policy was issued. For the first ten policy years, the loan rate is 5.25%. After the tenth policy anniversary, the loan rate is 4.75%. Interest on the full amount of any Outstanding Debt is due on the policy anniversary, until the Outstanding Debt is repaid. If interest is not paid when due, it will be added to the amount of the Outstanding Debt.

     You may repay all or part of the Outstanding Debt at any time while your policy is in effect. Only payments shown as loan or interest payments will be treated as such. If a loan repayment is made which exceeds the Outstanding Debt, the excess will be applied as a scheduled premium payment. The payment will be subject to the rules on acceptance of premium payments.

     When you take a loan, an amount equal to the loan is transferred out of the subaccounts and the Guaranteed Interest Account into the Loan Account to secure the loan. Within certain limits, you may specify the amount or the percentage of the loan amount to be deducted from the subaccounts and the Guaranteed Interest Account. The request for a loan will not be accepted if (1) you do not specify the source of the transfer, or (2) if the transfer instructions are incorrect. On each policy anniversary, an amount equal to the loan interest due and unpaid for the policy year will be transferred to the Loan Account. The transfer is made from the subaccounts and the Guaranteed Interest Account on a proportional basis.

     The Fund Value in the Loan Account in excess of the Outstanding Debt will be allocated to the subaccounts and/or the Guaranteed Interest Account in a manner determined by us.

     The Loan Account is part of the Company's general account. Amounts held in the Loan Account are credited monthly with an annual rate of interest not less than 4.5%

     Loan repayments release funds from the Loan Account. Unless you request otherwise, amounts released from the Loan Account will be transferred into the subaccounts and Guaranteed Interest Account pursuant to your most recent valid allocation instructions for scheduled premium payments. In addition, Fund Value in the Loan Account in excess of the outstanding loan is treated differently. The treatment depends on (1) whether at the time the loan was made, Fund Values were transferred from the subaccounts or the Guaranteed Interest Account, and
(2) whether or not loan interest due is paid when due or the amount of the interest is added to the loan ("capitalized"). If the loan is from the subaccounts and loan interest is paid in cash, this excess offsets the amount that must be transferred from the subaccounts to the Loan Account on the policy anniversary. If the loan is from the Guaranteed Interest Account and loan interest is paid in cash, this excess is allocated back to the Guaranteed Interest Account. The allocation back is on a monthly basis proportionately to all interest crediting generations from which the loan was taken.

     Amounts held in the Loan Account to secure Outstanding Debt forego the investment experience of the subaccounts and the current interest rate of the Guaranteed Interest Account. Thus Outstanding Debt, whether or not repaid, has a permanent effect on your policy values and may have an effect on the amount and duration of the death benefit. If not repaid, the Outstanding Debt will be deducted from the amount of the death benefit upon the death of the insured, or the value paid upon surrender or maturity.

     Outstanding Debt may affect the length of time the policy remains in effect. After the third policy anniversary (or, in some instances, the third anniversary following an increase), your policy will lapse when (1) Cash Value is insufficient to cover the monthly deduction against the policy's Fund Value on any monthly anniversary day, and (2) the minimum payment required is not made during the grace period. Moreover, the policy may enter the grace period more quickly when Outstanding Debt exists, because the Outstanding Debt is not available to cover the monthly deduction. Additional payments or repayments of a part of Outstanding Debt may be required to keep the Policy in effect. See "Grace Period and Lapse," page 39.

     A loan will not be treated as a distribution from your policy and will not result in taxable income to you unless your policy is a modified endowment contract. If your policy is a modified endowment contract, a loan will be treated as a distribution that may give rise to taxable income. If your policy lapses with an outstanding loan balance there could be adverse federal income tax consequences depending on the particular facts and circumstances. For example, if (1) your policy lapses with an outstanding loan balance, and (2) it does not lapse under a non-forfeiture option, you can have ordinary income to the extent the outstanding loan exceeds your investment in the policy (i.e. generally premiums paid less prior non-taxable distributions). For more information on the tax treatment of loans, see "Federal Income Tax Considerations," page 45.

FULL SURRENDER

     You may fully surrender your policy at any time during the lifetime of the insured. The amount received for a full surrender is the policy's Fund Value less (1) any surrender charge, and (2) any Outstanding Debt.

     You may surrender your policy by sending a written request together with the policy to the Company's administrative office. The proceeds will be determined as of the end of the valuation period during which the request for surrender is received. You may elect to (1) have the proceeds paid in cash, or
(2) apply the proceeds under a payment plan offered under your policy. See "Payment Plan Settlement Provisions," page 55. For information on the tax effects of surrender of a policy, see "Federal Income Tax Consideration," page 45.

PARTIAL SURRENDER

     With a partial surrender, you obtain a part of the Cash Value of your policy without having to surrender the policy in full. You may request a partial surrender at any time. The partial surrender will take effect on (1) the business day that we receive your request at our administrative office, or (2) on the next business day if that day is not a business day. There is currently no limit on the number of partial surrenders allowed in a policy year.

     A partial surrender must be for at least $500 (plus the applicable fee). In addition, your policy's Cash Value must be at least $500 after the partial surrender. If you have taken a loan on your policy, the amount of the partial surrender is limited so that the loan amount, after the partial surrender, is not greater than 90% of Cash Value.

     You may make a partial surrender by submitting a proper written request to the Company's administrative office. As of the effective date of any partial surrender, your Fund Value and Cash Value are reduced by the amount surrendered (plus the applicable fee). You allocate an amount or percent of your Fund Value in the subaccounts and the Guaranteed Interest Account for your partial surrender. Allocations by percentage must be in whole percentages and the minimum percentage is 10% against any subaccount or the Guaranteed Interest Account. Percentages must total 100%. We will reject an allocation which does not comply with the rules or if there is not enough Fund Value in a subaccount or the Guaranteed Interest Account to provide its share of the allocation. If the insured dies after the request for a partial surrender is sent to the Company and prior to it being effected, the amount of the partial surrender will be deducted from the death benefit proceeds. The death benefit proceeds will be determined taking into account the amount surrendered.

     When you make a partial surrender and you selected death benefit Option 1, the Specified Amount of your policy is decreased by the amount of the partial surrender (excluding its fee). If you selected death benefit Option 2, a partial surrender will not change the Specified Amount of your policy. However, if the death benefit is not equal to the Fund Value times a death benefit percentage, the death benefit will be reduced by the amount of the partial surrender. Under either death benefit Option, if the death benefit is based on the Fund Value times the applicable death benefit percentage, the death benefit may decrease by an amount greater than the partial surrender. See "Death Benefits under the Policy," page 28.

     There is a fee for each partial surrender of $10.

     For information on the tax treatment of partial surrenders, see "Federal Income Tax Considerations," page 45.

GRACE PERIOD AND LAPSE

     Your policy will remain in effect as long as:

          (1) it has a Cash Value greater than zero, and


          (2) you have purchased the Guaranteed Death Benefit to Age 100 Rider, and you have met all the requirements of the rider, and



          (3) you make any required additional premium payments during the 61-day Grace Period.


  Special Rule for First Three Policy Years

     During the first three policy years (or the first three policy years following an increase in Specified Amount during that period), your policy and any riders are guaranteed not to lapse if on each monthly anniversary day either:

     - Your policy's Cash Value is greater than zero, or

     - The sum of the premiums paid minus all partial surrenders (excluding related fees), minus any Outstanding Debt, is greater than or equal to

        - The Minimum Monthly Premium times the number of months your policy has been in effect (or number of months from the most recent increase in Specified Amount).

     Your policy may be at risk of lapse if:

        - The insufficiency occurs at any other time, or

        - The Minimum Monthly Premium test has not been met during the first three policy years (as described above).

     To avoid lapse if the Cash Value is insufficient to pay the current Monthly Deduction, you must pay the necessary amount during the grace period. When an insufficiency occurs, you may also be required to pay any unpaid loan interest accrued for the policy year. The interest amount will also have to be paid prior to the end of the grace period.

     We will reject any payment if it means your total premium payments will exceed the maximum permissible premium for your policy's Specified Amount under the Internal Revenue Code. This may happen when you have Outstanding Debt. In this event, you could repay enough of the Outstanding Debt to avoid termination. You may also wish to repay an additional part of the Outstanding Debt to avoid recurrence of the potential lapse. If premium payments have not exceeded the maximum permissible premiums, you may wish to make larger or more frequent premium payments to avoid recurrence of the potential lapse. However, we will not reject any premium payments necessary to prevent lapse of your policy.

     If the Cash Value of your policy will not cover the entire monthly deduction on a monthly anniversary day, we will deduct the amount that is available. We will notify you (and any assignee of record) of the payment necessary to keep your policy in effect. You will then have a grace period of 61 days, from the date the notice was sent, to make the payment. During the first three policy years (or within three years of an increase in Specified Amount during that period), if the Cash Value of the policy is less than zero, you must pay:

          (1) The Minimum Monthly Premium not paid, plus

          (2) One succeeding Minimum Monthly Premium.

After the third policy anniversary (or after three years from the most recent increase in Specified Amount during that period), the payment required is:

          (1) The monthly deduction not paid, plus

          (2) Two succeeding monthly deductions plus the amount of the deductions from premiums for various taxes and the sales charge.

(See "Charges and Deductions -- Deductions from Premiums," page 41). The policy will remain in effect through the grace period. If you fail to make the necessary payment within the grace period, your coverage under the policy will end and your policy will lapse. Necessary premium payments made during the grace period will be allocated among the subaccounts and the Guaranteed Interest Account. The allocation is made according to your current scheduled premium payment allocation instructions. Any monthly deduction due will be charged proportionately to the subaccounts and the Guaranteed Interest Account. If the insured dies during the grace period, the death benefit proceeds will equal:

          (1) The amount of the death benefit immediately prior to the start of the grace period, reduced by

          (2) Any unpaid monthly deductions and any Outstanding Debt.

  Reinstatement

     We will reinstate a lapsed policy at any time:

          (1) Before the maturity date, and

          (2) Within five years after the monthly anniversary day which precedes the start of the grace period.

     To reinstate a lapsed policy we must also receive:

          (1) A written application from you;

          (2) Evidence of insurability satisfactory to us;

          (3) Payment of all monthly deductions that were due and unpaid during the grace period;

          (4) Payment of an amount at least sufficient to keep your policy in effect for one month after the reinstatement date;

          (5) Payment or reinstatement of any debt on the policy anniversary at the start of the grace period; and

          (6) Payment of interest on debt reinstated from the beginning of the grace period to the end of the grace period at the rate that applies to policy loans on the date of reinstatement.

     When your policy is reinstated, the Fund Value will be equal to the Fund Value on the date of the lapse subject to the following:

          (1) The surrender charge will be equal to the surrender charge that would have existed had your policy been in effect since the original policy date.

          (2) Any Outstanding Debt on the date of lapse will be reinstated.

          (3) Any net premium paid for reinstatement will also be reinstated.

          (4) No interest on amounts held in our Loan Account to secure Outstanding Debt will be paid or credited between lapse and reinstatement.

Reinstatement will be effective as of the monthly anniversary day on or preceding the date of approval by us. At that time, the Fund Value minus, if applicable, Outstanding Debt will be allocated among the subaccounts and the Guaranteed Interest Account pursuant to your most recent scheduled premium payment allocation instructions.

                             CHARGES AND DEDUCTIONS

     The following chart is intended to provide an overview of the current charges and deductions under the policy. Please see the discussion of each item in this prospectus and in the policy for further details.
--------------------------------------------------------------------------------

                            DEDUCTIONS FROM PREMIUMS

-----------------------------------------------------------------------------------------------
     Sales Charge -- Varies based on Specified      Specified Amounts less than $500,000 -- 4%
                     Amount plus Term Life Term     Specified Amounts of $500,000 or more -- 3%
                     Rider amount in effect. It
                     is a % of Premium paid.
-----------------------------------------------------------------------------------------------

     Tax Charge                                     State and local -- 0.8%
                                                    Federal -- 1.5%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  DAILY DEDUCTION FROM MONY VARIABLE ACCOUNT L
--------------------------------------------------------------------------------

     Mortality & Expense Risk Charge -- Maximum    .65% of subaccount value (0.001781% daily)
     Annual Rate

--------------------------------------------------------------------------------

                           DEDUCTIONS FROM FUND VALUE

----------------------------------------------------------------------------------------------
     Cost of Insurance Charge                      Current cost of insurance rate x net amount
                                                   at risk at the beginning of the policy
                                                   month
----------------------------------------------------------------------------------------------

     Administrative Charge -- monthly              $5.00
----------------------------------------------------------------------------------------------

     Monthly per $1,000 Specified Amount Charge    See Appendix B. This charge applies for the
     Based on issue age, gender and smoking        first 15 policy years (or for 15 years from
     Status.                                       the date of any increase in Specified
                                                   Amount)
----------------------------------------------------------------------------------------------

     Optional Insurance Benefits Charge            As applicable.
     Monthly Deduction for any other Optional
     Insurance Benefits added by rider.
----------------------------------------------------------------------------------------------

     Transaction and Other Charges
     - Partial Surrender Fee                       $10

     - Transfer of Fund Value                      $25 maximum per transfer over 12(1)
     (at Company's Option)
----------------------------------------------------------------------------------------------

     Surrender Charge                              See discussion of Surrender Charge on page
     Grades from 80% to 0 over 15 years based on   43 for grading schedule.
     a schedule. Factors per $1,000 of Specified
     Amount vary based on issue age, gender, and
     underwriting class.
----------------------------------------------------------------------------------------------

(1) Currently no charge on any transfers.

The following provides additional details of the deductions from premium payments under a policy prior to allocating net premium payments to the subaccounts of MONY Variable Account L or to the Guaranteed Interest Account and of the deductions from MONY Variable Account L and from the policy's Fund Value.

DEDUCTIONS FROM PREMIUMS

     Deductions are made from each premium payment prior to applying the net premium payment to the Fund Value.

Sales Charge --

     This charge varies based on the total of the Specified Amount plus the Term Life Term Insurance Rider amount in effect on the policy date. The charge is a percent of each premium paid.

     - Specified Amount plus any Term Life Term Insurance amount in force less than $500,000 -- 4%

     - Specified Amount plus any Term Life Term Insurance amount in force of $500,000 or more -- 3%

     You should refer to your policy to determine your Specified Amount and the amount of any Term Life Term Insurance in force.

     The sales charge compensates us for the cost of distributing the policies. This charge is not expected to be enough to cover sales and distribution expenses for the policies. To the extent that sales and distribution expenses exceed sales charges, amounts derived from surrender charges will be used. Expenses in excess of the sales and surrender charges may be recovered from other charges, including amounts indirectly derived from the charge for mortality and expense risks and mortality gains.

Tax Charge --

     State and local premium tax -- currently 0.8%

     Federal tax for deferred acquisition costs of the Company -- currently 1.5%

     All states levy taxes on life insurance premium payments. For policyholders resident in the State of New York, the Company currently deducts an amount equal to 0.8% of each premium payment to pay applicable premium taxes. These taxes vary from state to state and may vary from jurisdiction to jurisdiction within a state. Currently, these taxes range from 0% to 4%. The 0.8% deduction is the actual premium tax imposed by the State of New York. We do not expect to profit from this charge.

     The 1.5% current charge against each premium covers our estimated cost for the Federal income tax treatment of deferred acquisition costs. This is determined solely by the amount of life insurance premiums received. We believe this charge is reasonable in relation to our increased federal tax burden under IRC Section 848 resulting from the receipt of premium payments. No charge will be deducted where premiums received from you are not subject to this tax.

     We reserve the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in the cost to us.

DAILY DEDUCTION FROM MONY VARIABLE ACCOUNT L

     A charge is deducted daily from each subaccount of MONY Variable Account L for the mortality and expense risks assumed by the Company.

Mortality and Expense Risk Charge --

     Maximum of 0.001781% of the amount in the subaccount, which is equivalent to an annual rate of 0.65% of subaccount value.

     This charge compensates us for assuming mortality and expense risks under the policies. The mortality risk assumed is that insureds, as a group, may live for a shorter period of time than estimated. Therefore, the cost of insurance charges specified in the policy will not be enough to meet our actual claims. We assume an expense risk that other expenses incurred in issuing and administering the policies and operating MONY Variable Account L will be greater than the amount estimated when setting the charges for these expenses. We will realize a profit from this fee to the extent it is not needed to provide benefits and pay expenses under the policies. We may use this profit for other purposes. These purposes may include any distribution expenses not covered by the sales charge or surrender charge.

     This charge is not assessed against the amount of the policy Fund Value that is allocated to the Guaranteed Interest Account, nor to amounts in the Loan Account.

Deductions from Fund Value --

     A charge called the Monthly Deduction is deducted from the Fund Value on each monthly anniversary day. The Monthly Deduction consists of the following items:

Cost of Insurance --

     This charge compensates us for the anticipated cost of paying death benefits in excess of Fund Value to insureds' beneficiaries. The amount of the charge is equal to a current cost of insurance rate multiplied by the net amount at risk under the policy at the beginning of each policy month. Here, net amount at risk equals the death benefit payable at the beginning of the policy month less the Fund Value at that time.

     The policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables. (For issue ages under 18, no smoker/nonsmoker adjustment is made until attained age 15. Where unisex cost of insurance rates apply, the 1980 Commissioners Ordinary Smoker and Nonsmoker Mortality Table B applies.) These rates are based on the age and underwriting class of the insured. They are also based on the gender of the insured, but unisex rates are used where appropriate under applicable law. Unisex laws include the State of Montana and in policies purchased by employers and employee organizations in connection with employment related insurance or benefit programs. As of the date of this prospectus, we charge "current rates" that are lower (i.e., less expensive) than the guaranteed rates. We may change current rates in the future. Like the guaranteed rates, the current rates also vary with the age, gender, smoking status, and underwriting class of the insured. In addition, they also vary with the policy duration. The cost of insurance rate generally increases with the age of the insured.

     If there have been increases in the Specified Amount, then for purposes of calculating the cost of insurance charge, the Fund Value will first be applied to the initial Specified Amount. If the Fund Value exceeds the initial Specified Amount, the excess will then be applied to any increase in Specified Amount in the order of the increases. If the death benefit equals the Fund Value multiplied by the applicable death benefit percentage, any increase in Fund Value will cause an automatic increase in the death benefit. The underwriting class and duration for such increase will be the same as that used for the most recent increase in Specified Amount (that has not been eliminated through a later decrease in Specified Amount).

Administrative Charge --     $5.00 per month

     This charge reimburses us for expenses associated with administration and maintenance of the policies. The charge is guaranteed never to exceed $5.00. We do not expect to profit from this charge.

Monthly per $1,000
Specified Amount Charge --   This charge applies for the first 15 years
                             following the issuance of the policy or an increase in the Specified Amount. The charge is made per $1,000 of Specified Amount based on issue age, gender, and smoking status. The monthly per $1,000 factors are shown in Appendix B.

Optional Insurance Benefits
  Charge --                  A monthly deduction for any other optional
                             insurance benefits added to the policy by rider.

Surrender Charge --          The Company will assess a surrender charge against
                             Fund Value upon a full surrender of the policy. The surrender charge is based on a factor per $1,000 of initial Specified Amount (or upon an increase in Specified Amount) and grades from 80% to zero over 15 years based on a schedule. The factors per $1,000 vary by issue age, gender, and underwriting class. The grading percentages (as shown below) vary based on issue age and number of full years since the Policy was issued (or since the increase in Specified Amount).

                      PERCENT FOR   PERCENT FOR
GRADING PERCENTAGES   ISSUE AGES    ISSUE AGES
   POLICY YEARS          0-75          76-85
-------------------   -----------   -----------
        1-3               80%           80%
          4               80            70
          5               80            60
          6               80            50
          7               80            40
          8               70            30
          9               60            20
         10               50            10
         11               40             0
         12               30             0
         13               20             0
         14               10             0
         15+               0             0

---------------

Note: Issue ages for policies issued to Qualified Plans are limited to ages
18-70

     The surrender charge is a contingent deferred load. It is a contingent load because it is assessed only if the policy is surrendered or if the policy lapses. It is a deferred load because it is not deducted from the premiums paid. The purpose of the surrender charge is to reimburse us for some of the expenses of distributing the policies.

     Example: If a male insured age 35 purchases a policy with a Specified Amount of $100,000, the per $1,000 of initial Specified Amount surrender charge factor would be $7.25 (Preferred, nonsmoker). The maximum surrender charge during the first seven policy years would be 80% of (100 x 7.25) or $580.00.

     The maximum surrender charge per $1,000 of initial Specified Amount factor would be $64.00 based upon the assumptions described above and if the policy were purchased by a male insured age 85, standard smoker.

Effect of Changes in Specified Amount on the Surrender Charge --

     The surrender charge will increase when a new coverage segment of Specified Amount is created due to a requested increase in coverage. The surrender charge related to the increase will be computed in the same manner as the surrender charge for the original Specified Amount. It will reduce over the 15-year period following the increase. The new surrender charge for the policy will equal:

          (1) The remaining part of the surrender charge for the original Specified Amount, plus

          (2) The surrender charge related to the increase.

     Decreases in Specified Amount have no effect on surrender charges.

Transaction and Other Charges  --

     Partial Surrender Fee -- $10

     Transfer of Fund Value -- $25 (at option of the Company)

     The partial surrender fee is guaranteed not to exceed $10. Currently, we do not charge for transfers of Fund Value between the subaccounts. However, we reserve the right to assess a $25 charge on transfers over 12 during any policy year. This would include telephone transfers, if we permit them.

     We may charge the subaccounts for federal income taxes that are incurred by us and are attributable to MONY Variable Account L and its subaccounts. No such charge is currently assessed. See "Charge for Company Income Taxes," page 49.

     We will bear the direct operating expenses of MONY Variable Account L. The subaccounts purchase shares of the corresponding portfolio of the underlying Fund. The Fund's expenses are not fixed or specified under the terms of the policy.

GUARANTEE OF CERTAIN CHARGES

     We guarantee that the following charges will not increase:

          (1) Mortality and expense risk charge.

          (2) Administrative charge.

          (3) Per $1,000 Specified Amount charge.

          (4) Sales charge.

          (5) Guaranteed cost of insurance rates.

          (6) Surrender charge.

          (7) Partial surrender fee.

     Any changes in the current cost of insurance charges or charges for optional insurance benefits will be made based on the class of the insured. Changes will be based on changes in:

          (1) Future expectations with respect to investment earnings,

          (2) Mortality,

          (3) Length of time policies will remain in effect,

          (4) Expenses, and

          (5) Taxes.

     In no event will they exceed the guaranteed rates defined in the policy.

                               OTHER INFORMATION

FEDERAL INCOME TAX CONSIDERATIONS

     The following provides a general description of the federal income tax considerations relating to the policy. This discussion is based upon our understanding of the present federal income tax laws as the Internal Revenue Service ("IRS") currently interprets them. This discussion is not intended as tax advice. Tax laws are very complex and tax results will vary according to your individual circumstances. A person considering the purchase of the policy may need tax advice. It should be understood that these comments on federal income tax consequences are not an exhaustive discussion of all tax questions that might arise under the policy. Special rules that are not discussed here may apply in certain situations. We make no representation as to the likelihood of continuation of federal income tax or estate or gift tax laws or of the current interpretations of the IRS or the courts. Future legislation may adversely affect the tax treatment of life insurance policies or other tax rules that we describe here or that relate directly or indirectly to life insurance policies. Our comments do not take into account any state or local income tax considerations that may be involved in the purchase of the policy.

  Definition of Life Insurance

     Under section 7702 of the Internal Revenue Code (the "Code"), a policy will be treated as a life insurance policy for federal tax purposes if one of two alternate tests are met. These tests are:

          (1) "Cash Value Accumulation Test"

          (2) "Guideline Premium/Cash Value Corridor Test"

     Your policy is tested under the Guideline Premium/Cash Value Corridor Test. This test provides for, among other things:

          (1) A maximum allowable premium per thousand dollars of death benefit, known as the "guideline annual premium," and

          (2) A minimum ongoing "corridor" of death benefit in relation to the Fund Value of the policy, known as the "death benefit percentage."

See Appendix A, for a table of the Guideline Premium/Cash Value Corridor Test factors.

     We believe that the policy meets this statutory definition of life insurance and hence will receive federal income tax treatment consistent with that of fixed life insurance. Thus, the death benefit should be excludable from the gross income of the beneficiary (whether the beneficiary is a corporation, individual or other entity) under Section 101(a)(1) of the Code for purposes of the regular federal income tax. You generally should not be considered to be in constructive receipt of the cash values under the policy until a full surrender, maturity of the policy, or a partial surrender. In addition, certain policy loans may be taxable in the case of policies that are modified endowment contracts. Prospective policy owners that intend to use policies to fund deferred compensation arrangements for their employees are urged to consult their tax advisors with respect to the tax consequences of such arrangements. Prospective corporate owners should consult their tax advisors about the treatment of life insurance in their particular circumstances for purposes of the alternative minimum tax applicable to corporations.

  Tax Treatment of Policies

     The Technical and Miscellaneous Revenue Act of 1988 established a new class of life insurance contracts referred to as modified endowment contracts. A life insurance contract becomes a "modified endowment contract" if, at any time during the first seven contract years, the sum of actual premiums paid exceeds the sum of the "seven-pay premium." Generally, the "seven-pay premium" is the level annual premium, which if paid for each of the first seven years, will fully pay for all future death and endowment benefits under a contract.

Example: Seven-pay premium = $1,000
         Maximum premium to avoid "modified endowment" treatment = First year -- $1,000
         Through first two years -- $2,000
         Through first three years -- $3,000 etc.

Under this test, a policy may or may not be a modified endowment contract. The outcome depends on the amount of premiums paid during each of the policy's first seven contract years. Changes in benefits may require testing to determine if the policy is to be classified as a modified endowment contract. A modified endowment contract is treated differently for tax purposes then a conventional life insurance contract.

  Conventional Life Insurance Policies

     If a policy is not a modified endowment contract distributions are treated as follows. Upon a full surrender or maturity of a policy for its Cash Value, the excess if any, of the Cash Value plus Outstanding Debt minus the cost basis under a policy will be treated as ordinary income for federal income tax purposes. A policy's cost basis will usually equal the premiums paid less any premiums previously recovered through partial surrenders. Under Section 7702 of the Code, special rules apply to determine whether part or all the cash received through partial surrenders in the first 15 policy years is paid out of the income of the policy and therefore subject to income tax. Cash distributed to a policy owner on partial surrenders occurring more than 15 years after the policy date will be taxable as ordinary income to the policy owner to the extent that it exceeds the cost basis under a policy.

     We believe that loans received under policies that are not modified endowment contracts will be treated as indebtedness of the owner. Thus, no part of any loan under the policy will constitute income to the owner until the policy matures, unless the policy is surrendered before it matures. Interest paid (or accrued by an accrual basis taxpayer) on a loan under a policy that is not a modified endowment contract may be deductible. Deductibility will be subject to several limitations, depending upon (1) the use to which the proceeds are put and (2) the tax rules applicable to the policy owner. For example, an individual who uses the proceeds of a loan for business or investment purposes may be able to deduct all or part of the interest expense. Generally, if an individual uses the policy loan for personal purposes, the interest expense is not deductible. The deductibility of loan interest (whether incurred under a policy loan or other indebtedness) also may be subject to other limitations.

     For example, the interest may be deductible to the extent that the interest is attributable to the first $50,000 of the Outstanding Debt where:

     - The interest is paid (or accrued by an accrual basis taxpayer) on a loan under a policy, and

     - The policy covers the life of an officer, employee, or person financially interested in the trade or business of the policy owners.

     Other tax law provisions may limit the deduction of interest payable on loan proceeds that are used to purchase or carry certain life insurance policies.

  Modified Endowment Contracts

     Pre-death distributions from modified endowment contracts may result in taxable income. Upon full surrender or maturity of the policy, the policy owner would recognize ordinary income for federal income tax purposes. Ordinary income will equal the amount by which the Cash Value plus Outstanding Debt exceeds the investment in the policy. (The investment in the policy is usually the premiums paid plus certain pre-death distributions that were taxable less any premiums previously recovered that were excludable from gross income.) Upon partial surrenders and policy loans the policy owner would recognize ordinary income to the extent allocable to income (which includes all previously non-taxed gains) on the policy. The amount allocated to income is the amount by which the Fund Value of the policy exceeds investment in the policy immediately before distribution. The tax law provides for aggregation of two or more policies classified as modified endowment contracts if:

          (1) The policies are purchased from any one insurance company (including the Company), and

          (2) The purchases take place during a calendar year.

The policies are aggregated for the purpose of determining the part of the pre-death distributions allocable to income on the policies and the part allocable to investment in the policies.

     Amounts received under a modified endowment contract that are included in gross income are subject to an additional tax. This additional tax is equal to 10% of the amount included in gross income, unless an exception applies. The 10% additional tax does not apply to any amount received:

          (1) When the taxpayer is at least 59 1/2 years old;

          (2) Which is attributable to the taxpayer becoming disabled; or

          (3) Which is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

     A contract may not be a modified endowment contract originally but may become one later. Treasury Department regulations, yet to be prescribed, cover pre-death distributions received in anticipation of the policy's failure to meet the seven-pay premium test. These distributions are to be treated as pre-death distributions from a modified endowment contract (and, therefore, are to be taxed as described above). This treatment is applied even though the policy was not yet a modified endowment contract. The Code defines a distribution in anticipation of failing the test as one made within two years of the policy being classified as a modified endowment contract.

     It is unclear whether interest paid (or accrued by an accrual basis taxpayer) on Outstanding Debt with respect to a modified endowment contract constitutes interest for federal income tax purposes. If it does constitute interest, its deductibility will be subject to the same limitations as conventional life insurance contracts (see "Conventional Life Insurance Policies," page 46.)

  Reasonableness Requirement for Charges

     The tax law also deals with allowable mortality costs and other expenses used in the calculations to determine whether a contract qualifies as life insurance for income tax purposes. For policies entered into on or after October 21, 1988, the calculations must be based upon, (1) reasonable mortality charges, and (2) other charges reasonably expected to be paid. The Treasury Department is expected to declare regulations governing reasonableness standards for mortality charges. We believe our mortality costs and other expenses used in these calculations meet the current requirements. It is possible that future regulations will contain standards that would require us to modify our mortality charges for these calculations. We reserve the right to make modifications to retain the policy's qualification as life insurance for federal income tax purposes.

  Pension and Profit Sharing Plans

     Policies purchased by a fund, which is part of a pension or profit sharing plan (under Sections 401(a) or 403 of the Code), will be treated differently from that described above. For participants in these plans, the current cost of insurance for the net amount at risk is treated as a "current fringe benefit." The current cost of insurance must be included annually in the plan participant's gross income. This cost (referred to as the "P.S. 58" cost) is reported to the participant annually. The excess of the death benefit over the policy Fund Value will not be subject to federal income tax if:

          (1) The plan participant dies while covered by the plan, and

          (2) The policy proceeds are paid to the participant's beneficiary.

However, the policy Fund Value will generally be taxable to the extent it exceeds the sum of (1) $5,000 plus (2) the participant's cost basis in the policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant. Special rules may apply if the participant has borrowed from his or her policy or was an owner-employee under the plan.

     There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax-qualified plan.

  Other Employee Benefit Programs

     Complex rules may apply when a policy is held by an employer or a trust, or acquired by an employee, to provide for employee benefits. These policy owners also must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law. The lack of insurable interest may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes. It may also affect the right of the beneficiary to death benefits. Employers and employer-created trusts may be subject to reporting, disclosure, and fiduciary obligations under the Employee Retirement Income Security Act of 1974 (ERISA). The policy owner's legal advisor should be consulted to address these issues.

  Diversification Requirements

     To comply with regulations under Section 817(h) of the Code, each portfolio is required to diversify its investments. Generally, on the last day of each quarter of a calendar year,

          (1) No more than 55% of the value of the portfolio's assets can be represented by any one investment,

          (2) No more than 70% can be represented by any two investments,

          (3) No more than 80% can be represented by any three investments, and

          (4) No more than 90% can be represented by any four investments.

Securities of a single issuer generally are treated for purposes of Section 817(h) as a single investment. However, for this purpose, each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent guaranteed and insured) by the U.S. or by an agency or instrumentality of the U.S. is treated as a security issued by the U.S. Government or its agency or instrumentality, as applicable.

     Currently, for federal income tax purposes, the portfolio shares underlying the subaccounts available under the policies are owned by the Company and not by you or any beneficiary. However, no representation is or can be made regarding the likelihood of the continuation of current interpretations by the IRS.

  Other

     Federal estate and gift and state and local estate, inheritance, and other tax consequences of ownership or receipt of policy proceeds depend on the jurisdiction and the circumstances of each owner or beneficiary.

     For complete information on federal, state, local and other tax considerations, a qualified tax advisor should be consulted.

               THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING
                          THE TAX STATUS OF ANY POLICY

CHARGE FOR COMPANY INCOME TAXES

     For federal income tax purposes, variable life insurance generally is treated in a manner consistent with fixed life insurance. The Company will review the question of a charge to the Variable Account for the Company's federal income taxes periodically. A charge may be made for any federal income taxes incurred by the Company that are attributable to the Variable Account. This might become necessary if:

          (1) The tax treatment of the Company is ultimately determined to be other than what the Company currently believes it to be,

          (2) There are changes made in the federal income tax treatment of variable life insurance at the insurance company level, or

          (3) There is a change in the Company's tax status.

     Under current laws, the Company may incur state and local taxes (in addition to premium taxes imposed by the states) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws or in the cost to the Company, the Company reserves the right to charge the Account for any such taxes attributable to the Account.

VOTING OF FUND SHARES

     Based on its view of present applicable law, the Company will exercise voting rights attributable to the shares of each portfolio of the Funds held in the subaccounts. We will exercise such rights at any regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the Investment Company Act of 1940. Our exercise of these voting rights will be based on instructions received from persons having the voting interest in corresponding subaccounts of MONY Variable Account L. We may elect to vote the shares of the Funds in our own right if:

          (1) The Investment Company Act of 1940 or any regulations thereunder is amended, or

          (2) The present interpretation of the Act should change, and

          (3) As a result we determine that it is permitted to vote the shares of the Funds in our right.

     The person having the voting interest under a policy is the policy owner. Unless otherwise required by applicable law, a policy owner will have the right to instruct for the number of votes of any portfolio determined by dividing his or her Fund Value in the subaccount that corresponds to the portfolio by $100. Fractional votes will be counted. The number policy owner votes will be determined as of the date set by the Company. However, such date will not be more than 90 days prior to the date established by the corresponding Fund for determining shareholders eligible to vote at that Fund's meeting. If required by the Securities and Exchange Commission, the Company reserves the right to determine the voting rights in a different fashion. Voting instructions may be cast in person or by proxy.

     If the Company does not receive voting instructions from the policy owner on time, the Company will vote his or her votes. The Company will vote in the same proportion as voting instructions received on time for all policies participating in that subaccount. The Company will also exercise the voting rights from assets in each subaccount, which are not otherwise attributable to policy owners. These votes will be exercised in the same proportion as the voting instructions that are received on time for all policies participating in that subaccount. Generally, the Company will vote any voting rights attributable to shares of portfolios of the Funds held in its General Account. These votes will be exercised in the same proportion as the aggregate votes cast with respect to shares of portfolios of the Funds held by MONY Variable Account L and other separate accounts of the Company.

DISREGARD OF VOTING INSTRUCTIONS

     The Company may disregard voting instructions when required by state insurance regulatory authorities, if, (1) the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a Portfolio, or (2) to approve or disapprove an investment advisory contract. In addition, the Company itself may disregard voting instructions of changes initiated by policy owners in the investment policy or the investment adviser (or portfolio manager) of a portfolio. The Company's disapproval of such change must be reasonable and must be based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purpose, and considering the effect the change would have on the Company. If the Company does disregard voting instructions; a summary of that action and the reasons for such action will be included in the next report to policy owners.

REPORT TO POLICY OWNERS

     A statement will be sent at least annually to each policy owner setting forth:

          (1) A summary of the transactions which occurred since the last statement, and

          (2) Indicating the death benefit, Specified Amount, Fund Value, Cash Value, and any Outstanding Debt.

     In addition, the statement will indicate the allocation of Fund Value among the Guaranteed Interest Account, the Loan Account and the subaccounts, and any other information required by law. Confirmations will be sent out upon premium payments, transfers, loans, loan repayments, withdrawals, and surrenders.

     Each policy owner will also receive an annual and a semiannual report containing financial statements for MONY Variable Account L and the Funds. The Funds' statement will include a list of the portfolio securities of the Funds, as required by the Investment Company Act of 1940, and/or such other reports as may be required by federal securities laws.

SUBSTITUTION OF INVESTMENTS AND RIGHT TO CHANGE OPERATIONS

     The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the securities that are held by or may be purchased by MONY Variable Account L or any of its other separate accounts. The Company may substitute shares of another portfolio of the Funds or of a different fund for shares already purchased, or to be purchased in the future under the policies if:

          (1) Shares of any or all of the portfolios of the Funds should no longer be available for investment or,

          (2) In the judgment of the Company's management, further investment in shares of any or all portfolios of the Funds should become inappropriate in view of the purposes of the policies.

     Where required, the Company will not substitute any shares attributable to a policy owner's interest in MONY Variable Account L without notice, policy owner approval, or prior approval of the Securities and Exchange Commission. The Company will also follow the filing or other procedures established by applicable state insurance regulators. Applicable state insurance regulators include the Superintendent of Insurance of the State of New York.

     The Company also reserves the right to establish additional subaccounts of MONY Variable Account L. Each additional subaccount would invest in (1) a new portfolio of the Funds, or (2) in shares of another investment company, a portfolio thereof, or (3) another suitable investment vehicle, with a specified investment objective. New subaccounts may be established when, in the sole discretion of the Company, marketing needs or investment conditions warrant, and any new Subaccounts will be made available to existing Policy Owners on a basis to be determined by the Company. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     If a substitution or change is made, the Company may make changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If the Company considers it to be in the best interests of persons having voting rights under the policies, MONY Variable Account L may:

          (1) Be operated as a management investment company under the Investment Company Act of 1940 or any other form permitted by law,

          (2) Be deregistered under that Act if such registration is no longer required, or

          (3) Be combined with other separate accounts of the Company or an affiliate thereof.

Subject to compliance with applicable law, the Company also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of MONY Variable Account L.

CHANGES TO COMPLY WITH LAW

     The Company reserves the right to make any change without consent of policy owners to the provisions of the policy to comply with, or give policy owners the benefit of, any Federal or State statute, rule, or regulation. Federal and State laws include but not limited to requirements for life insurance contracts under the Internal Revenue Code, and regulations of the United States Treasury Department or any state.

                            PERFORMANCE INFORMATION

     We may advertise the performance of the MONY Variable Account L subaccounts, We will also report performance to policy owners and may make performance information available to prospective purchasers. This information will be presented in compliance with applicable law.

     Performance information may show the change in a policy owner's Fund Value in one or more subaccounts, or as a change in a policy owner's death benefit. Performance information may be expressed as a change in a policy owner's Fund Value over time or in terms of the average annual compounded rate of return on the policy owner's Fund Value. Such performance is based upon a hypothetical policy in which premiums have been allocated to a particular subaccount of MONY Variable Account L over certain periods of time that will include one, five and ten years, or from the commencement of operation of the subaccount of MONY Variable Account L if less than one, five, or ten years. Any such quotation may reflect the deduction of all applicable charges to the policy including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The quotation may also reflect the deduction of the surrender charge, if applicable, by assuming surrender at the end of the particular period. However, other quotations may simultaneously be given that do not assume surrender and do not take into account deduction of the surrender charge.

     Performance information for MONY Variable Account L may be compared in advertisements, sales literature, and reports to policy owners to:

          (1) Other variable life separate accounts or investment products tracked by research firms, ratings services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria, and

          (2) The Consumer Price Index (measure for inflation) to assess the real rate of return from the purchase of a policy.

Reports and promotional literature may also contain the Company's rating or a rating of the Company's claim paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

     Performance information for any subaccount of MONY Variable Account L reflects only the performance of a hypothetical policy whose Fund Value is allocated to MONY Variable Account L during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolios of the Funds in which MONY Variable Account L invests. The market conditions during the given period of time should not be considered as a representation of what may be achieved in the future.

                        THE GUARANTEED INTEREST ACCOUNT

     You may allocate all or a portion of your net premiums and transfer Fund Value to the Guaranteed Interest Account of the Company. Amounts allocated to the Guaranteed Interest Account become part of the "General Account" of the Company, which supports insurance and annuity obligations. The amounts allocated to the General Account of the Company are subject to the liabilities arising from the business the Company conducts. Descriptions of the Guaranteed Interest Account are included in this Prospectus for the convenience of the purchaser. The Guaranteed Interest Account and the General Account of the Company have not been registered under the Securities Act of 1933 and the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of these Acts and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. For more details regarding the Guaranteed Interest Account, see the policy.

GENERAL DESCRIPTION

     Amounts allocated to the Guaranteed Interest Account become part of the General Account of Company which consists of all assets owned by the Company other than those in MONY Variable Account L and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account.

     You may elect to allocate net premiums to the Guaranteed Interest Account, MONY Variable Account L, or both. You may also transfer Fund Value from the subaccounts of MONY Variable Account L to the Guaranteed Interest Account or from the Guaranteed Interest Account to the subaccounts. The Company guarantees that the Fund Value in the Guaranteed Interest Account will be credited with a minimum interest rate of 0.0121% daily, compounded daily, for a minimum effective annual rate of 4.5%. Such interest will be paid regardless of the actual investment experience of the Guaranteed Interest Account. In addition, Company may in its sole discretion declare current interest in excess of the 4.5% annual rate. (The portion of a Policy Owner's Fund Value that has been used to secure Outstanding Debt will be credited with a guaranteed interest rate of 0.0121% daily, compounded daily, for a minimum effective annual rate of 4.5%.) Prior to the beginning of each calendar month, an interest rate will be declared. The declared rate will apply to premium payments and transfers into the Guaranteed Interest Account made during the calendar month. The calendar year and month the payment or transfer is made determines the "generation" of such monies. The current interest will be credited from the date of the payment or transfer for a period of 12 months beginning the first day of the monthly generation to which the payment or transfer is assigned. After the first 12 months, a renewal interest rate will be declared for a new 12-month period. At the end of the renewal period all monies will earn an interest rate which is declared monthly and applies for a one-month period.


     The Company bears the full investment risk for the Fund Value allocated to the Guaranteed Interest Account.

DEATH BENEFIT

     The death benefit under the policy will be determined in the same fashion if you have Fund Value in the Guaranteed Interest Account or Fund Value in the subaccounts. The death benefit under Option 1 will be equal to the Specified Amount of the Policy or, if greater, Fund Value on the date of death multiplied by a death benefit percentage. Under Option 2, the Death Benefit will be equal to the Specified Amount of the Policy plus the Fund Value or, if greater, Fund Value on the date of death multiplied by a death benefit percentage. See "Death Benefits under the Policy," page 28.

POLICY CHARGES

     Deductions from premium, monthly deductions from the Fund Value, and Fund charges will be the same if you allocate net premiums or transfer Fund Value to the Guaranteed Interest Account or allocate net premiums to the subaccounts. These charges include the sales and tax charges; the charges for the cost of insurance, administrative charge, per $1,000 of Specified Amount charge, the charge for any optional insurance benefits added by Rider, and the surrender charge. Fees for partial surrenders and, if applicable, transfer charges, will also be deducted from the Guaranteed Interest Account.

     You will not directly or indirectly pay charges applicable to the portfolios, including the operating expenses of the portfolios, and the investment advisory fee charged by the portfolio managers if your Fund Value is allocated to the Guaranteed Interest Account. Likewise, the mortality and expense risk charge applicable to the Fund Value allocated to the subaccounts is not deducted from Fund Value allocated to the Guaranteed Interest Account. Any amounts that the Company pays for income taxes allocable to the subaccounts will not be charged against the Guaranteed Interest Account. However, it is important to remember that you will not participate in the investment experience of the subaccounts to the extent that Fund Values are allocated to the Guaranteed Interest Account.

TRANSFERS

     Amounts may be transferred after the Right to Return Policy Period from the subaccounts to the Guaranteed Interest Account and from the Guaranteed Interest Account to the subaccounts, subject to the following limitations.

     - Transfers to the Guaranteed Interest Account may be made at any time and in any amount.

     - Transfers from the Guaranteed Interest Account to the subaccounts are limited to:

        - one in any policy year, and

        - the period which begins on the policy anniversary and which ends 30 days after the policy anniversary.

If the transfer request is received on the policy anniversary, it will be processed as of the policy anniversary. If the transfer request is received within 30 days after the policy anniversary, the transfer will be effective as of the close of business on the day received if it is a Business Day. If it is not a Business Day, then at the close of business on the next day which is a Business Day. Any request received within 10 days before the policy anniversary will be considered received on the policy anniversary. Any transfer requests received at other times will not be honored, and will be returned to the policy owner.

     Currently there is no charge imposed upon transfers; however, the Company reserves the right to assess such a charge in the future on transfers over 12 during any policy year.

SURRENDERS AND POLICY LOANS

     You may also make full surrenders and partial surrenders from the Guaranteed Interest Account to the same extent as if you had allocated premiums and cash values to the subaccounts. See "Full Surrender," page 38 and "Partial Surrender", page 38. Transfers and surrenders payable from the Guaranteed Interest Account, and the payment of policy loans allocated to the Guaranteed Interest Account, may be delayed for up to six months. However, the Company will not delay payment of surrenders or loans, the proceeds of which will be used to pay premiums on the policy.

                             MORE ABOUT THE POLICY

OWNERSHIP

     The policy owner is the individual named as such in the application or in any later change shown in the Company's records. While the insured is living, the policy owner alone has the right to receive all benefits and exercise all rights that the policy grants or the Company allows.

  Joint Owners

     If more than one person is named as policy owner, they are joint owners. Any policy transaction requires the signature of all persons named jointly. Unless otherwise provided, if a joint owner dies, ownership passes to the surviving joint owner(s). When the last joint owner dies, ownership passes through that person's estate, unless otherwise provided.

BENEFICIARY

     The beneficiary is the individual named as such in the application or any later change shown in the Company's records. The policy owner may change the beneficiary at any time during the life of the insured by written request on forms provided by the Company. The Company must receive the request at its administrative office. The change will be effective as of the date this form is signed. Contingent and/or concurrent beneficiaries may be designated. The policy owner may designate a permanent beneficiary, whose rights under the policy cannot be changed without his or her consent. Unless otherwise provided, if no designated beneficiary is living upon the death of the insured, the policy owner or the policy owner's estate is the beneficiary.

     The Company will pay the death benefit proceeds to the beneficiary. Unless otherwise provided, the beneficiary must be living at the time of the insured's death to receive the proceeds.

  The Policy

     This Policy is a contract between the policy owner and the Company. The entire contract consists of the policy, a copy of the initial application, all subsequent applications to change the policy, any endorsements, all riders, and all additional policy information sections (specification pages) added to the policy.

NOTIFICATION AND CLAIMS PROCEDURES

     Any election, designation, change, assignment, or request made by you must be in writing on a form acceptable to the Company. The Company is not liable for any action taken before such written notice is received and recorded. The Company may require that the policy be returned for any policy change or upon its surrender.

     If an insured dies while the policy is in effect, notice should be given to the Company as soon as possible. Claim procedure instructions will be sent immediately. As due proof of death, the Company may require proof of age and a certified copy of a death certificate. The Company may also require the beneficiary and the insured's next of kin to sign authorizations as part of this process. These authorization forms allow the Company to obtain information about the insured, including but not limited to medical records of physicians and hospitals used by the insured.

PAYMENTS

     Within seven days after the Company receives all the information needed for processing a payment, the Company will:

          (1) Pay death benefit proceeds,

          (2) Pay the Cash Value on surrender, partial surrenders and loan proceeds based on allocations made to the subaccounts, and

          (3) Effect a transfer between subaccounts or from the Variable Account to the Guaranteed Interest Account.

     However, the Company can postpone the calculation or payment of such a payment or transfer of amounts based on investment performance of the subaccounts if:

     - The New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC; or

     - An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets.

     We will pay interest on death proceeds at the rate specified by the state in which the policy is delivered. Interest will be paid from the date of death to date of payment of proceeds.

PAYMENT PLAN/SETTLEMENT PROVISIONS

     Maturity or surrender benefits may be used to purchase a payment plan providing monthly income for the lifetime of the Insured. Death benefit proceeds may be used to purchase a payment plan providing monthly income for the lifetime of the beneficiary. The monthly payments consisting of proceeds plus interest will be paid in equal installments for at least ten years. The purchase rates for the payment plan are guaranteed not to exceed those shown in the policy, but current rates that are lower (i.e., providing greater income) may be established by the Company from time to time. This benefit is not available if the income would be less than $25 a month or if the proceeds are less than $1,000. Maturity or surrender benefits or death benefit proceeds may be used to purchase any other payment plan that the Company makes available at that time.

PAYMENT IN CASE OF SUICIDE

     If the insured dies by suicide, (1) while sane or insane, (2) within two years from the policy date or reinstatement date, the Company will limit the death benefit proceeds to the premium payments less any partial surrender amounts (and their fees) and any Outstanding Debt. If an insured dies by suicide, (1) while sane or insane, (2) within two years of the effective date of any increase in the Specified Amount, the Company will refund the cost of insurance charges made with respect to such increase.

ASSIGNMENT

     You may assign your policy as collateral security for a loan or other obligation. No assignment will bind the Company unless the original, or a copy, is received at the Company's administrative office. The assignment will be effective only when received by the Company. An assignment does not change the ownership of the policy. However, after an assignment, the rights of any policy owner or beneficiary will be subject to the assignment. The entire policy, including any attached payment option or rider, will be subject to the assignment. The Company will rely solely on the assignee's statement as to the amount of the assignee's interest. The Company will not be responsible for the validity of any assignment. Unless otherwise provided, the assignee may exercise all rights this policy grants except (a) the right to change the policy owner or beneficiary, and (b) the right to elect a payment option. Assignment of a policy that is a modified endowment contract may generate taxable income. (See "Federal Income Tax Considerations", page 45.)

ERRORS ON THE APPLICATION

     If the age or gender of the insured has been misstated, the death benefit under this policy will be the greater of:

          (1) What would be purchased by the most recent cost of insurance charge at the correct age and gender, or

          (2) The death benefit derived by multiplying the Fund Value by the death benefit percentage for the correct age and gender.

If unisex cost of insurance rates apply, no adjustment will be made for a misstatement of gender. See "Cost of Insurance," page 43.

INCONTESTABILITY

     The Company may contest the validity of this policy if any material misstatements are made in the application. However, the policy will be incontestable as follows:

          (1) The initial Specified Amount cannot be contested after the policy has been in force during the insured's lifetime for two years from the policy date; and

          (2) An increase in the Specified Amount or any reinstatement cannot be contested after the increase or the reinstated policy has been in force during an Insured's lifetime for two years from its effective date.

POLICY ILLUSTRATIONS

     Upon request, the Company will send you an illustration of future benefits under the policy based on both guaranteed and current cost assumptions.

DISTRIBUTION OF THE POLICY

     MONY Securities Corporation ("MSC"), a wholly owned subsidiary of MONY Life Insurance Company, is principal underwriter (distributor) of the policies. MSC is a New York corporation organized on September 26, 1969. MSC is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. The policies are sold by individuals who are registered representatives of MSC and who are also licensed as life insurance agents for the Company. The policies may also be sold through other broker/dealers authorized by MSC and applicable law to do so.

     Except where MSC has authorized other broker/dealers to sell the policies (as described in the preceding paragraph), compensation payable for the sale of the policies will be based upon the following schedule. After issue of the Contract, commissions will equal at most 50 percent of premiums paid up to a maximum amount. Thereafter, commissions will equal at most 3.0 percent of any additional premiums plus, on the sixth and each succeeding quarterly anniversary for so long as the policy shall remain in effect, an annualized rate of 0.15 percent of the Fund Value of the policy. Upon any subsequent increase in Specified Amount, commissions will equal at most 50 percent of premiums paid on or after the increase up to a maximum amount. Thereafter, commissions will return to no more than the 3.0 percent level. Further, registered representatives may be eligible to receive certain bonuses and other benefits based on the amount of earned commissions.

     In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by Company, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars and merchandise. Company makes no separate deductions, other than previously described, from premiums to pay sales commissions or sales expenses.

                             MORE ABOUT THE COMPANY

MANAGEMENT

     The directors and officers of the Company are listed below. The business address for all directors and officers of MONY Life Insurance Company is 1740 Broadway, New York, New York 10019.

Current Officers and Directors of the Company are:

NAME                                                  POSITION AND OFFICES WITH DEPOSITOR
----                                                  -----------------------------------
Tom H. Barrett............................  Director since 1990. Partner in American Industrial
                                            Partners, a private investment partnership since 1992.
                                            Serves on the board of directors of Air Products and
                                            Chemicals, Inc., A.O. Smith Corporation and Newell
                                            Rubbermaid, Incorporated.
David L. Call.............................  Director since 1993. Dean Emeritus, Cornell University,
                                            College of Agriculture and Life Sciences since 1995.
                                            Serves as small business consultant and is a director of
                                            Seneca Foods Corporation.
G. Robert Durham..........................  Director since 1988. Retired from Walter Industries,
                                            Inc., a home building and financing, natural resources
                                            and industrial manufacturing company in 1996 after
                                            serving as Chairman of the Board and Chief Executive
                                            Officer since 1991. Serves on the board of directors of
                                            The FINOVA Group, Inc., Amphenol Corporation and Earle
                                            M. Jorgensen Co.
James B. Farley...........................  Director since 1988. Retired from MONY Life Insurance
                                            Company in 1994 after serving as Chairman of the Board
                                            from 1993 and Chairman of the Board and Chief Executive
                                            Officer since 1991. Serves on the board of directors of
                                            Ashland, Inc. and Harrah's Entertainment, Inc. and is a
                                            Trustee of the Forster Trust.

NAME                                                  POSITION AND OFFICES WITH DEPOSITOR
----                                                  -----------------------------------
Robert Holland, Jr. ......................  Director since 1990. Owner and Chief Executive Officer of WorkPlace Integrators, an office furniture dealership
                                            in Southeast Michigan, since 1996. Chief Executive
                                            Officer of Ben & Jerry's Homemade, Inc., an ice cream
                                            company from February 1995 to October 1996. Serves on
                                            the board of directors of AC Nielsen Corporation, Henry
                                            Ford Health System, Tricon Global Restaurants, Inc.,
                                            Trumark Inc. and Lexmark International, and is on the
                                            Advisory Board of Boardroom Consultants.
Frederick W. Kanner.......................  Director since March 2000. Partner of Dewey Ballantine
                                            LLP since 1976, and an Associate of said firm prior to
                                            that time. Serves on the Board of Trustees of the
                                            Lawyers' Alliance for New York and the Lawyers'
                                            Committee for Civil Rights under Law.
Robert R. Kiley...........................  Director since 1995. President and Chief Executive
                                            Officer of the New York City Partnership and Chamber of
                                            Commerce, Inc. since 1995. Principal of Kohlberg & Co.
                                            since 1994. Serves on the board of directors of the New
                                            York City Partnership and Chamber of Commerce, Inc.
James L. Johnson..........................  Director since 1986. Chairman Emeritus of GTE
                                            Corporation, a telecommunications company, having served
                                            as Chairman and Chief Executive Officer from 1988 to
                                            1992. Serves on the board of directors of CellStar
                                            Corporation, The FINOVA Group, Inc., Harte-Hanks
                                            Communications, Inc., Valero Energy Corp. and Walter
                                            Industries, Inc.
John R. Meyer.............................  Director since 1972. Professor Emeritus, Harvard
                                            University since 1997. Professor at Harvard University
                                            from 1973 to 1997. Serves on the board of directors of
                                            AC Nielsen Corporation.
Jane C. Pfeiffer..........................  Director since 1988. Ms. Pfeiffer is an independent management consultant. Serves on the board of directors
                                            of Ashland, Inc., International Paper Company and J.C.
                                            Penney Company, Inc. and is trustee of the University of
                                            Notre Dame and a member of The Council on Foreign
                                            Relations.
Thomas C. Theobald........................  Director since 1990. Managing director, William Blair
                                            Capital Partners, L.L.C., an investment firm since 1994.
                                            Serves on the board of directors of Anixter
                                            International, Inc., Xerox Corp., Jones Lang LaSalle,
                                            Inc., LaSalle US Realty Income and Growth Fund, Stein
                                            Roe Funds, AuditForce, Inc. and MacArthur Foundation.

All of the officers have held their respective positions listed below for five or more years.

NAME                                                        POSITION AND OFFICES WITH DEPOSITOR
----                                                        -----------------------------------
Current Officer-Directors of the Company are:
Michael I. Roth.......................................    Director, Chairman and Chief Executive
                                                          Officer
Samuel J. Foti........................................    Director, President and Chief Operating
                                                          Officer
Kenneth M. Levine.....................................    Director, Executive Vice President and
                                                          Chief Investment Officer

NAME                                                               OFFICE WITH DEPOSITOR
----                                                               ---------------------
Other Officers of the Company are:
Lee M. Smith..........................................    Corporate Secretary and Vice President,
                                                          Government Relations
Richard E. Connors....................................    Senior Vice President

NAME                                                               OFFICE WITH DEPOSITOR
----                                                               ---------------------
Richard Daddario......................................    Executive Vice President and Chief
                                                          Financial Officer
Phillip A. Eisenberg..................................    Senior Vice President and Chief Actuary
Stephen J. Hall.......................................    Senior Vice President
David V. Weigel.......................................    Treasurer

     No officer or director listed above receives any compensation from MONY Variable Account L. The Company or any of its affiliates has paid no separately allocable compensation to any person listed for services rendered to the Account.

     Mr. Roth is Chairman of the Board and Chief Executive Officer (since August
1998) and Director (since September 1997) of The MONY Group, Inc. Chairman of the Board and Chief Executive Officer (since July 1991) and Director (since June
1991) of MONY Life Insurance Company of America. Director of MONY subsidiaries:
1740 Advisers, Inc. (since December 1992), MONY Benefits Management Corp. (since March 1999). Serves on the board of directors of the American Council of Life Insurance, The Life Insurance Council of New York, Enterprise Foundation (a charitable foundation which develops housing not affiliated with the Enterprise Group of Funds), Metropolitan Development Association of Syracuse and Central New York, Enterprise Group of Funds, Inc., Enterprise Accumulation Trust, Pitney Bowes, Inc., Lincoln Center for the Performing Arts Leadership Committee, Life Office Management Association, New York City Partnership and Chamber of Commerce, and Committee for Economic Development. Also serves as Chairman of the Board of Insurance Marketplace Standards Association.

     Mr. Foti is President and Chief Operating Officer (since August 1998) and Director (since September 1997) of The MONY Group, Inc. President and Chief Operating Officer of MONY Life Insurance Company of America (since February
1994) and Director (since September 1989). Director of MONY subsidiaries: MONY Brokerage, Inc. (since January 1990), MONY International Holdings, Inc. (since October 1994), MONY Life Insurance Company of the Americas, Ltd. (since December
1994). Serves on the board of directors of Enterprise Group of Funds, Inc., Enterprise Accumulation Trust and The American College of which he is Chairman.

     Mr. Levine is Executive Vice President and Chief Investment Officer (since August 1998) and Director (since September 1997) of The MONY Group Inc. Chairman of the Board (since December 1991) and President (since June 1992) of MONY Series Fund, Inc. Director of MONY subsidiaries: MONY Life Insurance Company of America (since July 1991), 1740 Advisers, Inc. (since December 1989), MONY Benefits Management Corp. (since October 1991), MONY Realty Partners, Inc. (since October 1991) and 1740 Ventures, Inc. (since October 1991).

     Mr. Daddario is Executive Vice President and Chief Financial Officer (since August 1998) of The MONY Group, Inc. Vice President and Controller of MONY Life Insurance Company of America (since September 1989). Director of MONY subsidiaries: MONY International Holdings, Inc. (since 1998), MONY Brokerage, Inc. (since June 1997) and MONY Life Insurance Company of the Americas, Ltd. (since December 1997).

     Mr. Eisenberg is Vice President and Actuary (since November 1992) and Director of MONY Life Insurance Company of America. Director of MONY subsidiary:
MONY Benefits Management Corp. (since March 1999).

     Mr. Smith is Vice President and Secretary (since September 1999) of The MONY Group Inc. Vice President -- Government Relations and Industry Affairs.

     Mr. Connors is Director of MONY Life Insurance Company of America (since June 1994). Director of MONY subsidiary: MONY Brokerage, Inc. (since May 1994).

     Mr. Hall is Director of MONY Life Insurance Company of America (since June
1991). Director of MONY subsidiary: MONY Brokerage, Inc. (since October 1991).

     Mr. Weigel is Vice President-Treasurer of The MONY Group Inc. (since August
1998). Treasurer of MONY Life Insurance Company of America (since July 1991).

STATE REGULATION

     The Company is subject to the laws of the state of New York governing insurance companies and to regulation by the Superintendent of Insurance of New York. In addition, it is subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed or may become licensed to operate. An annual statement in a prescribed form must be filed with the Superintendent of Insurance of New York and with regulatory authorities of other states on or before March 1st in each year. This statement covers the operations of the Company for the preceding year and its financial condition as of December 31st of that year. The Company's affairs are subject to review and examination at any time by the Superintendent of Insurance or his agents, and subject to full examination of Company's operations at periodic intervals.

TELEPHONE TRANSFER PRIVILEGES

     You may request a transfer of Fund Value or change allocation instructions for future premiums by telephone if an authorization for telephone transfer form has been completed, signed, and received at the Company's Syracuse Operations Center. The Company may record all or part of any telephone conversation with respect to transfer and allocation instructions. Telephone instructions received by the Company by 4:00 p.m. Eastern time on any valuation date will be effected as of the end of that valuation date in accordance with your instructions, subject to the limitations stated in this prospectus (presuming that the Right to Return Policy Period has expired). The Company reserves the right to deny any telephone transfer or allocation request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), you might not be able to request transfers by telephone and would have to submit written requests. Telephone transfer and allocation instructions will only be accepted if complete and correct.

     The Company has adopted guidelines (which it believes to be reasonable) relating to telephone transfers and allocation instructions. These guidelines, among other things, outline procedures to be followed which are designed to prevent unauthorized instructions. If these procedures are followed, the Company shall not be liable for, and you will therefore bear the entire risk of, any loss as a result of the Company's following telephone instructions if such instructions prove to be fraudulent. A copy of the guidelines and the Company's form for electing telephone transfer privileges is available from licensed agents of the Company who are also registered representatives of MSC or by calling 1-800-487-6669. The Company's form must be signed and received at the Company's Syracuse Operations Center before telephone transfers will be accepted.

LEGAL PROCEEDINGS

     There are no legal proceedings pending to which MONY Variable Account L is a party, or which would materially affect MONY Variable Account L.

LEGAL MATTERS

     Legal matters have been passed on by the Vice President and Chief Counsel of the MONY Life Insurance Company in connection with:

     (1) The issue and sale of the policies described in this prospectus,

     (2) The organization of the Company,

     (3) The Company's authority to issue the policies under New York law, and

     (4) The validity of the forms of the policies under New York law.

     Robert Levy, Vice President -- Chief Tax Counsel of MONY Life Insurance Company has passed upon legal matters relating to the federal income tax laws.

REGISTRATION STATEMENT

     A Registration Statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all of the information set forth in the Registration Statement, as portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

INDEPENDENT ACCOUNTANTS

     The audited financial statements for MONY Variable Account L and the Company included in this Prospectus and in the Registration Statement have been audited by PricewaterhouseCoopers LLP, independent accountants, as indicated in their report herein. The audited financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 1177 Avenue of the Americas, New York, New York, 10036.

FINANCIAL STATEMENTS

     The audited financial statements of MONY Variable Account L and the Company are set forth herein.

     The financial statements of MONY Variable Account L and the Company have been audited by PricewaterhouseCoopers LLP. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

             FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS




                                                              PAGE
                                                              ----
With respect to MONY Variable Account L:
  Report of Independent Accountants.........................  F-
  Statement of assets and liabilities as of December 31,
     2000...................................................  F-
  Statement of operations for the year ended December 31,
     2000...................................................  F-
  Statement of changes in net assets for the years ended
     December 31, 2000 and 1999.............................  F-
  Notes to financial statements.............................  F-
  Report of Independent Accountants.........................  F-
  Statements of assets and liabilities as of December 31,
     1999...................................................  F-
  Statements of operations for the year ended December 31,
     1999...................................................  F-
  Statements of changes in net assets for the years ended
     December 31, 1999......................................  F-
  Notes to financial statements.............................  F-
With respect to MONY Life Insurance Company:
  Report of Independent Accountants.........................  F-
  Consolidated balance sheets as of December 31, 2000 and
     1999...................................................  F-
  Consolidated statements of income and comprehensive income for the years ended December 31, 1999, 1998 and 1997...  F-
  Consolidated statements of changes in shareholder's equity for the years ended December 31, 2000, 1999 and 1998...  F-
  Consolidated statements of cash flows for the years ended
     December 31, 2000, 1999 and 1998.......................  F-
  Notes to consolidated financial statements................  F-

     The Variable Account Financials and Company Financials as listed on the Index to Financial Statements on the previous page (page F-1) will be filed by Amendment.

                                   APPENDIX A

                          DEATH BENEFIT PERCENTAGE FOR
                   GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

                        ATTAINED AGE                          APPLICABLE PERCENTAGE
                        ------------                          ---------------------
40 and Under................................................           250%
41..........................................................           243
42..........................................................           236
43..........................................................           229
44..........................................................           222
45..........................................................           215
46..........................................................           209
47..........................................................           203
48..........................................................           197
49..........................................................           191
50..........................................................           185
51..........................................................           178
52..........................................................           171
53..........................................................           164
54..........................................................           157
55..........................................................           150
56..........................................................           146
57..........................................................           142
58..........................................................           138
59..........................................................           134
60..........................................................           130
61..........................................................           128
62..........................................................           126
63..........................................................           124
64..........................................................           122
65..........................................................           120
66..........................................................           119
67..........................................................           118
68..........................................................           117
69..........................................................           116
70..........................................................           115
71..........................................................           113
72..........................................................           111
73..........................................................           109
74..........................................................           107
75-90.......................................................           105
91..........................................................           104
92..........................................................           103
93..........................................................           102
94-100......................................................           101

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                   APPENDIX B

                  MONTHLY PER $1,000 SPECIFIED AMOUNT FACTORS

ISSUE                                                             FACTOR
AGE                                                             PER $1,000
-----                                                           ----------
0-36........................................................      $0.06
37-50.......................................................       0.07
51..........................................................       0.08
52..........................................................       0.08
53..........................................................       0.09
54..........................................................       0.09
55..........................................................       0.10
56..........................................................       0.10
57..........................................................       0.10
58..........................................................       0.11
59..........................................................       0.11
60..........................................................       0.11
61..........................................................       0.11
62..........................................................       0.11
63..........................................................       0.11
64..........................................................       0.11
65..........................................................       0.11
66..........................................................       0.11
67..........................................................       0.12
68..........................................................       0.13
69..........................................................       0.13
70..........................................................       0.13
71..........................................................       0.13
72..........................................................       0.13
73..........................................................       0.14
74..........................................................       0.14
75..........................................................       0.14
76..........................................................       0.14
77..........................................................       0.15
78..........................................................       0.16
79..........................................................       0.16
80..........................................................       0.17
81..........................................................       0.19
82..........................................................       0.21
83..........................................................       0.22
84..........................................................       0.24
85..........................................................       0.26

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                   APPENDIX C

                ILLUSTRATIONS OF DEATH PROCEEDS, FUND VALUES AND
                        CASH VALUES, AND PREMIUM OUTLAYS

     The following tables illustrate how the key financial elements of the Policy work, specifically, how the death benefits, Fund Values and Cash Values could vary over an extended period of time. In addition, each table compares these values with premiums paid accumulated with interest.

The Policies illustrated include the following:

                                                  BENEFIT   SPECIFIED   SEE
 SEX    AGE                 SMOKER                OPTION     AMOUNT     PAGE
 ---    ---                 ------                -------   ---------   ----
Male    45    Preferred Non-smoker                   1      $200,000    D- 5
Female  45    Preferred Non-smoker                   1      $200,000    D-15
Male    45    Standard Smoker                        1      $200,000    D-25
Male    45    Preferred Non-smoker                   2      $200,000    D-34
Male    35    Preferred Non-smoker                   1      $200,000    D-44
Male    55    Preferred Non-smoker                   1      $200,000    D-54

     The tables show how Death Proceeds, Fund Values and Cash Values of a hypothetical Policy could vary over an extended period of time if the Subaccounts of the Variable Account had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the periods indicated in each table. The values will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the death benefits, Fund Values and Cash Values will be different if the returns averaged 0%, 6% or 12% over a period of years but went above or below those figures in individual Policy years. These illustrations assume that no Policy Loan has been taken. The amounts shown would differ if unisex rates were used.

     The amounts shown for Death Proceeds, Fund Values and Cash Values reflect the fact the net investment return on the Policy is lower than the gross investment return on the Subaccounts of the Variable Account. This results from the charges levied against the Subaccounts of the Variable Account (i.e., the mortality and expense risk charge) as well as the premium loads, administrative charges and Surrender Charges. The difference between the Fund Value and the Cash Value in the first 14 years is the Surrender Charge.

     The tables illustrate cost of insurance and expense charges at both current rates (which are described under Cost of Insurance, page 45) and at the maximum rates guaranteed in the Policies. The amounts shown at the end of each Policy year reflect a daily charge against the Funds as well as those assessed against the Subaccounts. These charges include the charge against the Subaccounts for mortality and expense risks and the effect on each Subaccount's investment experience of the charge to Portfolio assets for investment management and direct expenses. The mortality and expense risk fee is .35% annually on a guaranteed basis.

     The tables also reflect a deduction for a daily investment advisory fee and for other expenses of the Portfolio at a rate equivalent to an annual rate of 0.75% of the aggregate average daily net assets of the Portfolio. This hypothetical rate is representative of the average maximum investment advisory fee and other expenses of the Portfolios applicable to the Subaccounts of the Variable Account. Actual fees and other expenses vary by Portfolio and may be subject to agreements by the sponsor to waive or otherwise reimburse each Portfolio for operating expenses which exceed certain limits. For a detailed description of actual expenses and expense reimbursements, see pages 4-5 of the prospectus. There can be no assurance that the expense reimbursement arrangements will continue in the future, and any unreimbursed expenses would be reflected in the values included on the tables.

     The effect of these investment management, direct expenses and mortality and expense risk charges on a 0% gross rate of return would result in a net rate of return of -.75%, on 6% it would be 5.25%, and on 12% it would be 11.25%.

     The tables assume the deduction of charges including administrative and sales charges. For each age, there are tables for death benefit Options 1 and 2 and each option is illustrated using current and guaranteed policy cost factors. The tables reflect the fact that the Company does not currently make any charge against the Variable Account for state or federal taxes. If such a charge is made in the future, it will take a higher rate of return to produce after-tax returns of 0%, 6% or 12%.

     The following are descriptions of Table columns and key terms:

     Age:  Insured's attained age at the end of the policy year

     Premium Outlay: The annualized out-of-pocket premium payments for each policy year including scheduled and any anticipated unscheduled premium payments. Premium payments are assumed to be paid at the beginning of each premium paying period. Amounts of surrenders and loans plus loan interest if any, are shown on the pages captioned "Premiums, Surrenders and Loans".

     Premium Accumulated at 5%: is equal to the premiums compounded at an annual effective rate of 5% and is shown at the end of the year.

GUARANTEED CHARGES AT 0.00%, 6.00% OR 12.00%

     Cash Value: The value of the subaccounts at the end of each policy year assuming a 0.00%, 6.00% or 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at their guaranteed maximum. The cash value also takes into account any loans illustrated, as well as, the applicable surrender charges that would apply if the policy were surrendered prior to the end of the first fourteen years.

     Fund Value: The value of the subaccounts at the end of each policy year assuming a 0.00%, 6.00% or 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at their guaranteed maximum. The Fund Value DOES NOT take into account the applicable surrender charges that would apply if the policy were surrendered prior to the end of the first fourteen years.

     Death Proceeds: The benefit payable if the insured's death occurs at the end of the policy year, assuming a 0.00%, 6.00% or 12,00% hypothetical rate of return on the Funds, less all charges, fees and deductions at their guaranteed maximums.

CURRENT CHARGES AT 0.00%, 6.00% OR 12.00%

     Cash Value: The value of the subaccounts at the end of each policy year assuming a 0.00%, 6.00% or 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at the current, non-guaranteed rates. The cash value also takes into account any loans illustrated, as well as, the applicable surrender charges that would apply if the policy were surrendered prior to the end of the first fourteen years.

     Fund Value: The value of the subaccounts at the end of each policy year assuming a 0.00%, 6.00% or 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at the current, non-guaranteed rates. The Fund Value DOES NOT take into account the applicable surrender charges that would apply if the policy were surrendered prior to the end of the first fourteen years.

     Death Proceeds: The benefit payable if the insured's death occurs at the end of the policy year assuming a 0.00%, 6.00% or 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at the current, non-guaranteed rates.

     The Company will furnish, upon request, a comparable illustration based on the age and sex of the proposed Insured, standard Premium Class assumptions and an initial Specified Amount and Scheduled Premium Payments of the applicant's choice. If a Policy is purchased, an individualized illustration will be delivered reflecting the Scheduled Premium Payment chosen and the Insured's actual risk class. After issuance, the Company will provide upon request an illustration of future Policy benefits based on both guaranteed and current cost factor assumptions and actual Account Value.

     The following is the page of supplemental footnotes to each of the flexible premium variable life to age 100 numeric summary and standard ledger statements which follow and which begin on page C-4.

            STANDARD LEDGER STATEMENT -- SUPPLEMENTAL FOOTNOTE PAGE
                           MONY CUSTOM EQUITY MASTER
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY
                          MONY LIFE INSURANCE COMPANY

ADDITIONAL INFORMATION

     This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

     This illustration has been checked against federal tax laws relating to their definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or a change in death benefit option 2 to death benefit option 1 and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment policy, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

                               GUIDELINE PREMIUMS

   AGE, GENDER, UNDERWRITING CLASSIFICATION     SPECIFIED   INITIAL GUIDELINE   INITIAL GUIDELINE
           AND DEATH BENEFIT OPTION              AMOUNT      SINGLE PREMIUM      ANNUAL PREMIUM
   ----------------------------------------     ---------   -----------------   -----------------
Age 45, Male, Non-Smoker Preferred, Option 1    $200,000       $46,615.01          $ 3,916.34
Age 45, Female, Non-Smoker Preferred, Option 1  $200,000       $39,961.33          $ 3,296.01
Age 45, Male, Smoker Standard, Option 1         $200,000       $59,527.18          $ 5,183.74
Age 45, Male, Non-Smoker, Preferred, Option 2   $200,000       $46,615.01          $12,604.56
Age 35, Male, Non-Smoker, Preferred, Option 1   $200,000       $30,141.23          $ 2,459.72
Age 55, Male, Non-Smoker, Preferred, Option 1   $200,000       $71,291.58          $ 6,561.34

     Values shown on this illustration are based on a policyowner tax bracket of 0%.

     Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death proceeds, fund value and value upon surrender will differ if premiums are paid in different amounts, frequencies, or not on the due date.

     The policy's cash value is net of any applicable surrender charge.

     Premiums less the following deductions are added to the fund value:

     1.  A premium tax charge of .80% of gross premiums in all policy years.

     2. A sales charge on the gross premiums. The sales charges equal 4% of each premium dollar paid for amounts less than $500,000, and 3% for total amounts of $500,000 or more.

     3. A DAC tax charge of 1.50% of gross premiums in all policy years. No charge will be deducted where premiums received are not subject to this tax.

     For the first year, those columns assuming guaranteed charges use the current monthly mortality charges, current monthly administrative charges, current charges for mortality and expense risks, current charges for rider benefits, if any, and current premium sales charge as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed monthly mortality charges, guaranteed monthly administrative charges, guaranteed charges for mortality and expense risks, guaranteed charges for rider benefits if any, guaranteed maximum premium sales charge, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

     The current charges declared by MONY Life Insurance Company are guaranteed for the first policy year and apply to policies issued as of the illustration preparation date and could change between the preparation date and the date the policy is issued. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company.

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       2,650        16    1,964   200,000        16    1,964   200,000        16    1,964   200,000
   5       2,650     5,847    7,405   200,000     5,847    7,405   200,000     7,499    9,058   200,000
   10      2,650    11,130   12,039   200,000    11,130   12,039   200,000    16,264   17,173   200,000
   20      2,650     8,699    8,699   200,000     8,699    8,699   200,000    25,367   25,367   200,000
@ Age 70   2,650    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    22,296   22,296   200,000
@ Age 85       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 24 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 24 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 23 based on current charges and a gross investment return of 0.00%.

APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand that any
ACKNOWLEDGEMENT                 not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the applicant
ACKNOWLEDGEMENT                 and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ----------------------------------------    -------------------------
                                Signature of Representative                 Date

Age 45 Male Non-Smoker Preferred                           Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option:
  Specified Amount for Option 1                                     Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode:
  Annual-Riders: None                                               Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                         GUARANTEED CHARGES                           CURRENT CHARGES
                       -------------------------------------------------------   --------------------------
END                        0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
 OF          PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   AGE   OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
 1     46     2,650        16    1,964   200,000        16    1,964   200,000        16    1,964   200,000
 2     47     2,650     1,489    3,438   200,000     1,489    3,438   200,000     1,885    3,834   200,000
 3     48     2,650     3,009    4,827   200,000     3,009    4,827   200,000     3,792    5,611   200,000
 4     49     2,650     4,468    6,157   200,000     4,468    6,157   200,000     5,656    7,345   200,000
 5     50     2,650     5,847    7,405   200,000     5,847    7,405   200,000     7,499    9,058   200,000
 6     51     2,650     7,123    8,551   200,000     7,123    8,551   200,000     9,321   10,750   200,000
 7     52     2,650     8,298    9,597   200,000     8,298    9,597   200,000    11,124   12,423   200,000
 8     53     2,650     9,375   10,544   200,000     9,375   10,544   200,000    12,885   14,054   200,000
 9     54     2,650    10,311   11,350   200,000    10,311   11,350   200,000    14,605   15,644   200,000
10     55     2,650    11,130   12,039   200,000    11,130   12,039   200,000    16,264   17,173   200,000
11     56     2,650    11,789   12,568   200,000    11,789   12,568   200,000    17,840   18,620   200,000
12     57     2,650    12,419   12,939   200,000    12,419   12,939   200,000    19,446   19,965   200,000
13     58     2,650    12,894   13,153   200,000    12,894   13,153   200,000    20,931   21,191   200,000
14     59     2,650    13,038   13,168   200,000    13,038   13,168   200,000    22,128   22,258   200,000
15     60     2,650    12,983   12,983   200,000    12,983   12,983   200,000    23,126   23,126   200,000
16     61     2,650    12,723   12,723   200,000    12,723   12,723   200,000    23,967   23,967   200,000
17     62     2,650    12,218   12,218   200,000    12,218   12,218   200,000    24,616   24,616   200,000
18     63     2,650    11,401   11,401   200,000    11,401   11,401   200,000    25,054   25,054   200,000
19     64     2,650    10,245   10,245   200,000    10,245   10,245   200,000    25,304   25,304   200,000
20     65     2,650     8,699    8,699   200,000     8,699    8,699   200,000    25,367   25,367   200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the cash value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option:
  Specified Amount for Option 1                                     Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode:
  Annual-Riders: None                                               Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                       GUARANTEED CHARGES                      CURRENT CHARGES
                       --------------------------------------------------  ------------------------
END                       0.00% (-.75% NET)         0.00% (-.75% NET)         0.00% (-.75% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
21     66     2,650     6,710   6,710  200,000    6,710   6,710  200,000   25,244  25,244  200,000
22     67     2,650     4,241   4,241  200,000    4,241   4,241  200,000   24,873  24,873  200,000
23     68     2,650     1,228   1,228  200,000    1,228   1,228  200,000   24,252  24,252  200,000
24     69     2,650    LAPSED  LAPSED   LAPSED   LAPSED  LAPSED   LAPSED   23,401  23,401  200,000
25     70     2,650                                                        22,296  22,296  200,000
26     71     2,650                                                        20,889  20,889  200,000
27     72     2,650                                                        19,239  19,239  200,000
28     73     2,650                                                        17,232  17,232  200,000
29     74     2,650                                                        14,791  14,791  200,000
30     75     2,650                                                        11,854  11,854  200,000
31     76     2,650                                                         8,379   8,379  200,000
32     77     2,650                                                         4,291   4,291  200,000
33     78         0                                                        LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the cash value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option:
  Specified Amount for Option 1                                     Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode:
  Annual-Riders: None                                               Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**           CURRENT CHARGES***
                    --------------------------   --------------------------   ----------------------------
            NET         0.00% (-.75% NET)            6.00% (5.25% NET)             6.00% (5.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH      FUND      DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS
   1       2,650        16    1,964   200,000       148    2,097   200,000        148     2,097   200,000
   5       2,650     5,847    7,405   200,000     7,537    9,095   200,000      9,386    10,944   200,000
   10      2,650    11,130   12,039   200,000    17,005   17,915   200,000     23,369    24,278   200,000
   20      2,650     8,699    8,699   200,000    30,012   30,012   200,000     55,341    55,341   200,000
@ Age 70   2,650    LAPSED   LAPSED    LAPSED    25,215   25,215   200,000     71,536    71,536   200,000
@ Age 85   2,650    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    113,184   113,184   200,000
@ Age 90   2,650    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    108,478   108,478   200,000

* Policy lapses in policy year 24 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 30 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy lapses in policy year 23 based on current charges and a gross investment return of 6.00%.

APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand that any
ACKNOWLEDGEMENT                 not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the applicant
ACKNOWLEDGEMENT                 and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ----------------------------------------    -------------------------
                                Signature of Representative                 Date

Age 45 Male Non-Smoker Preferred                           Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
  Specified Amount for Option 1                                     Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode:
  Annual-Riders: None                                               Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                         GUARANTEED CHARGES                           CURRENT CHARGES
                       -------------------------------------------------------   --------------------------
END                        0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 OF          PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   AGE   OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
 1     46     2,650        16    1,964   200,000       148    2,097   200,000       148    2,097   200,000
 2     47     2,650     1,489    3,438   200,000     1,863    3,812   200,000     2,271    4,220   200,000
 3     48     2,650     3,009    4,827   200,000     3,722    5,541   200,000     4,554    6,373   200,000
 4     49     2,650     4,468    6,157   200,000     5,620    7,309   200,000     6,916    8,605   200,000
 5     50     2,650     5,847    7,405   200,000     7,537    9,095   200,000     9,386   10,944   200,000
 6     51     2,650     7,123    8,551   200,000     9,451   10,880   200,000    11,967   13,396   200,000
 7     52     2,650     8,298    9,597   200,000    11,365   12,664   200,000    14,666   15,965   200,000
 8     53     2,650     9,375   10,544   200,000    13,280   14,449   200,000    17,466   18,635   200,000
 9     54     2,650    10,311   11,350   200,000    15,152   16,191   200,000    20,372   21,411   200,000
10     55     2,650    11,130   12,039   200,000    17,005   17,915   200,000    23,369   24,278   200,000
11     56     2,650    11,789   12,568   200,000    18,796   19,575   200,000    26,441   27,221   200,000
12     57     2,650    12,419   12,939   200,000    20,653   21,173   200,000    29,704   30,223   200,000
13     58     2,650    12,894   13,153   200,000    22,447   22,707   200,000    33,012   33,272   200,000
14     59     2,650    13,038   13,168   200,000    24,002   24,132   200,000    36,202   36,332   200,000
15     60     2,650    12,983   12,983   200,000    25,447   25,447   200,000    39,369   39,369   200,000
16     61     2,650    12,723   12,723   200,000    26,778   26,778   200,000    42,563   42,563   200,000
17     62     2,650    12,218   12,218   200,000    27,956   27,956   200,000    45,756   45,756   200,000
18     63     2,650    11,401   11,401   200,000    28,913   28,913   200,000    48,936   48,936   200,000
19     64     2,650    10,245   10,245   200,000    29,617   29,617   200,000    52,128   52,128   200,000
20     65     2,650     8,699    8,699   200,000    30,012   30,012   200,000    55,341   55,341   200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the cash value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
  Specified Amount for Option 1                                     Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode:
  Annual-Riders: None                                               Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                       GUARANTEED CHARGES                       CURRENT CHARGES
                       --------------------------------------------------  --------------------------
END                       0.00% (-.75% NET)         6.00% (5.25% NET)          6.00% (5.25% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH     FUND     DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS   VALUE    VALUE   PROCEEDS
21     66     2,650     6,710   6,710  200,000   30,038  30,038  200,000    58,582   58,582  200,000
22     67     2,650     4,241   4,241  200,000   29,647  29,647  200,000    61,810   61,810  200,000
23     68     2,650     1,228   1,228  200,000   28,768  28,768  200,000    65,033   65,033  200,000
24     69     2,650    LAPSED  LAPSED   LAPSED   27,336  27,336  200,000    68,277   68,277  200,000
25     70     2,650                              25,215  25,215  200,000    71,536   71,536  200,000
26     71     2,650                              22,270  22,270  200,000    74,790   74,790  200,000
27     72     2,650                              18,320  18,320  200,000    78,095   78,095  200,000
28     73     2,650                              13,103  13,103  200,000    81,390   81,390  200,000
29     74     2,650                               6,331   6,331  200,000    84,644   84,644  200,000
30     75     2,650                              LAPSED  LAPSED   LAPSED    87,842   87,842  200,000
31     76     2,650                                                         90,984   90,984  200,000
32     77     2,650                                                         94,055   94,055  200,000
33     78     2,650                                                         97,030   97,030  200,000
34     79     2,650                                                         99,896   99,896  200,000
35     80     2,650                                                        102,639  102,639  200,000
36     81     2,650                                                        105,236  105,236  200,000
37     82     2,650                                                        107,658  107,658  200,000
38     83     2,650                                                        109,899  109,899  200,000
39     84     2,650                                                        111,775  111,775  200,000
40     85     2,650                                                        113,184  113,184  200,000
41     86     2,650                                                        114,047  114,047  200,000
42     87     2,650                                                        114,222  114,222  200,000
43     88     2,650                                                        113,466  113,466  200,000
44     89     2,650                                                        111,649  111,649  200,000
45     90     2,650                                                        108,478  108,478  200,000
46     91     2,650                                                        103,396  103,396  200,000
47     92     2,650                                                         95,957   95,957  200,000
48     93     2,650                                                         85,373   85,373  200,000
49     94     2,650                                                         70,777   70,777  200,000
50     95     2,650                                                         50,710   50,710  200,000
51     96     2,650                                                         23,611   23,611  200,000
52     97         0                                                         LAPSED   LAPSED   LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the cash value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                       Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*             GUARANTEED CHARGES**                 CURRENT CHARGES***
                    --------------------------   ---------------------------------   ---------------------------------
            NET         0.00% (-.75% NET)               12.00% (11.25% NET)                 12.00% (11.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
   1       2,650        16    1,964   200,000          281       2,229    200,000          281       2,229     200,000
   5       2,650     5,847    7,405   200,000        9,540      11,098    200,000       11,604      13,163     200,000
   10      2,650    11,130   12,039   200,000       25,673      26,582    200,000       33,615      34,525     200,000
   20      2,650     8,699    8,699   200,000       83,030      83,030    200,000      123,238     123,238     200,000
@ Age 70   2,650    LAPSED   LAPSED    LAPSED      137,412     137,412    200,000      215,514     215,514     249,996
@ Age 85   2,650    LAPSED   LAPSED    LAPSED      651,178     651,178    683,737    1,021,932   1,021,932   1,073,029
@ Age 90   2,650    LAPSED   LAPSED    LAPSED    1,040,656   1,040,656   1,092,689   1,663,957   1,663,957   1,747,155

* Policy lapses in policy year 24 based on guaranteed charges and a gross investment return of 0.00%.
** Policy continues to age 100 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.

APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand that any
ACKNOWLEDGEMENT                 not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the applicant
ACKNOWLEDGEMENT                 and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ----------------------------------------    -------------------------
                                Signature of Representative                 Date

Age 45 Male Non-Smoker Preferred                           Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
  Specified Amount for Option 1                                     Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode:
  Annual-Riders: None                                               Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                         GUARANTEED CHARGES                         CURRENT CHARGES
                       ------------------------------------------------------  --------------------------
END                         0.00% (-.75% NET)          12.00% (11.25% NET)        12.00% (11.25% NET)
 OF          PREMIUM     CASH       FUND    DEATH     CASH    FUND    DEATH     CASH     FUND     DEATH
YEAR   AGE   OUTLAY      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS   VALUE    VALUE   PROCEEDS
 1     46     2,650         16      1,964  200,000      281   2,229  200,000       281    2,229  200,000
 2     47     2,650      1,489      3,438  200,000    2,254   4,202  200,000     2,674    4,622  200,000
 3     48     2,650      3,009      4,827  200,000    4,499   6,318  200,000     5,380    7,199  200,000
 4     49     2,650      4,468      6,157  200,000    6,929   8,617  200,000     8,340   10,028  200,000
 5     50     2,650      5,847      7,405  200,000    9,540  11,098  200,000    11,604   13,163  200,000
 6     51     2,650      7,123      8,551  200,000   12,330  13,759  200,000    15,205   16,634  200,000
 7     52     2,650      8,298      9,597  200,000   15,323  16,622  200,000    19,181   20,480  200,000
 8     53     2,650      9,375     10,544  200,000   18,545  19,714  200,000    23,548   24,717  200,000
 9     54     2,650     10,311     11,350  200,000   21,977  23,017  200,000    28,351   29,390  200,000
10     55     2,650     11,130     12,039  200,000   25,673  26,582  200,000    33,615   34,525  200,000
11     56     2,650     11,789     12,568  200,000   29,622  30,401  200,000    39,375   40,154  200,000
12     57     2,650     12,419     12,939  200,000   33,991  34,510  200,000    45,796   46,316  200,000
13     58     2,650     12,894     13,153  200,000   38,690  38,950  200,000    52,796   53,056  200,000
14     59     2,650     13,038     13,168  200,000   43,596  43,726  200,000    60,281   60,411  200,000
15     60     2,650     12,983     12,983  200,000   48,890  48,890  200,000    68,426   68,426  200,000
16     61     2,650     12,723     12,723  200,000   54,640  54,640  200,000    77,374   77,374  200,000
17     62     2,650     12,218     12,218  200,000   60,884  60,884  200,000    87,201   87,201  200,000
18     63     2,650     11,401     11,401  200,000   67,649  67,649  200,000    98,017   98,017  200,000
19     64     2,650     10,245     10,245  200,000   75,007  75,007  200,000   109,976  109,976  200,000
20     65     2,650      8,699      8,699  200,000   83,030  83,030  200,000   123,238  123,238  200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the cash value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
  Specified Amount for Option 1                                     Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode:
  Annual-Riders: None                                               Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                          GUARANTEED CHARGES                              CURRENT CHARGES
                       ---------------------------------------------------------  -------------------------------
END                       0.00% (-.75% NET)            12.00% (11.25% NET)              12.00% (11.25% NET)
 OF          PREMIUM    CASH    FUND    DEATH      CASH       FUND       DEATH      CASH       FUND       DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS    VALUE      VALUE    PROCEEDS     VALUE      VALUE    PROCEEDS
21     66     2,650     6,710   6,710  200,000      91,809     91,809    200,000    137,989    137,989    200,000
22     67     2,650     4,241   4,241  200,000     101,473    101,473    200,000    154,419    154,419    200,000
23     68     2,650     1,228   1,228  200,000     112,166    112,166    200,000    172,777    172,777    203,877
24     69     2,650    LAPSED  LAPSED   LAPSED     124,077    124,077    200,000    193,112    193,112    225,941
25     70     2,650                                137,412    137,412    200,000    215,514    215,514    249,996
26     71     2,650                                152,445    152,445    200,000    240,188    240,188    276,217
27     72     2,650                                169,523    169,523    200,000    267,444    267,444    302,212
28     73     2,650                                188,996    188,996    209,786    297,554    297,554    330,285
29     74     2,650                                210,642    210,642    229,600    330,841    330,841    360,617
30     75     2,650                                234,610    234,610    251,032    367,678    367,678    393,416
31     76     2,650                                261,221    261,221    274,282    408,496    408,496    428,921
32     77     2,650                                290,455    290,455    304,978    453,488    453,488    476,163
33     78     2,650                                322,554    322,554    338,682    503,066    503,066    528,219
34     79     2,650                                357,778    357,778    375,667    557,681    557,681    585,565
35     80     2,650                                396,404    396,404    416,224    617,829    617,829    648,720
36     81     2,650                                438,724    438,724    460,660    684,046    684,046    718,249
37     82     2,650                                485,040    485,040    509,292    756,919    756,919    794,765
38     83     2,650                                535,668    535,668    562,451    837,094    837,094    878,949
39     84     2,650                                590,932    590,932    620,478    925,196    925,196    971,456
40     85     2,650                                651,178    651,178    683,737  1,021,932  1,021,932  1,073,029
41     86     2,650                                716,771    716,771    752,610  1,128,085  1,128,085  1,184,489
42     87     2,650                                788,096    788,096    827,501  1,244,469  1,244,469  1,306,693
43     88     2,650                                865,567    865,567    908,845  1,371,909  1,371,909  1,440,505
44     89     2,650                                949,608    949,608    997,088  1,511,406  1,511,406  1,586,976
45     90     2,650                              1,040,656  1,040,656  1,092,689  1,663,957  1,663,957  1,747,155

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the cash value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                       Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                          GUARANTEED CHARGES                              CURRENT CHARGES
                       ---------------------------------------------------------  -------------------------------
END                       0.00% (-.75% NET)            12.00% (11.25% NET)              12.00% (11.25% NET)
 OF          PREMIUM    CASH    FUND    DEATH      CASH       FUND       DEATH      CASH       FUND       DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS    VALUE      VALUE    PROCEEDS     VALUE      VALUE    PROCEEDS
46     91     2,650                              1,139,138  1,139,138  1,196,095  1,830,491  1,830,491  1,922,015
47     92     2,650                              1,248,951  1,248,951  1,298,909  2,015,177  2,015,177  2,095,785
48     93     2,650                              1,372,079  1,372,079  1,413,241  2,220,686  2,220,686  2,287,306
49     94     2,650                              1,510,961  1,510,961  1,541,181  2,450,300  2,450,300  2,499,306
50     95     2,650                              1,668,773  1,668,773  1,685,461  2,707,813  2,707,813  2,734,891
51     96     2,650                              1,842,032  1,842,032  1,860,452  2,991,910  2,991,910  3,021,829
52     97     2,650                              2,031,497  2,031,497  2,051,812  3,305,324  3,305,324  3,338,378
53     98     2,650                              2,236,712  2,236,712  2,259,079  3,650,950  3,650,950  3,687,460
54     99     2,650                              2,459,355  2,459,355  2,483,948  4,032,013  4,032,013  4,072,333
55     100    2,650                              2,703,894  2,703,894  2,730,933  4,451,876  4,451,876  4,496,395

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the cash value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                       Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       2,050         0    1,480   200,000         0    1,480   200,000         0    1,480   200,000
   5       2,050     3,951    5,157   200,000     3,951    5,157   200,000     5,730    6,936   200,000
   10      2,050     7,507    8,211   200,000     7,507    8,211   200,000    12,279   12,982   200,000
   20      2,050     7,526    7,526   200,000     7,526    7,526   200,000    19,589   19,589   200,000
@ Age 70   2,050    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    19,287   19,287   200,000
@ Age 85       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 25 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 25 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 24 based on current charges and a gross investment return of 0.00%.

APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand that any
ACKNOWLEDGEMENT                 not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the applicant
ACKNOWLEDGEMENT                 and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ----------------------------------------    -------------------------
                                Signature of Representative                 Date

Age 45 Male Non-Smoker Preferred                           Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                       Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                       GUARANTEED CHARGES                      CURRENT CHARGES
                       --------------------------------------------------  ------------------------
END                        0.00% (-.75% NET)         0.00% (-.75% NET)        0.00% (-.75% NET)
 OF          PREMIUM     CASH     FUND    DEATH    CASH   FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY     VALUE     VALUE  PROCEEDS  VALUE  VALUE  PROCEEDS  VALUE   VALUE   PROCEEDS
 1     46     2,050         0     1,480  200,000       0  1,480  200,000        0   1,480  200,000
 2     47     2,050       965     2,472  200,000     965  2,472  200,000    1,386   2,893  200,000
 3     48     2,050     2,024     3,431  200,000   2,024  3,431  200,000    2,859   4,266  200,000
 4     49     2,050     3,027     4,333  200,000   3,027  4,333  200,000    4,314   5,621  200,000
 5     50     2,050     3,951     5,157  200,000   3,951  5,157  200,000    5,730   6,936  200,000
 6     51     2,050     4,822     5,927  200,000   4,822  5,927  200,000    7,129   8,235  200,000
 7     52     2,050     5,616     6,621  200,000   5,616  6,621  200,000    8,489   9,494  200,000
 8     53     2,050     6,335     7,239  200,000   6,335  7,239  200,000    9,812  10,716  200,000
 9     54     2,050     6,957     7,761  200,000   6,957  7,761  200,000   11,075  11,879  200,000
10     55     2,050     7,507     8,211  200,000   7,507  8,211  200,000   12,279  12,982  200,000
11     56     2,050     7,963     8,566  200,000   7,963  8,566  200,000   13,448  14,051  200,000
12     57     2,050     8,425     8,827  200,000   8,425  8,827  200,000   14,662  15,064  200,000
13     58     2,050     8,796     8,997  200,000   8,796  8,997  200,000   15,799  16,000  200,000
14     59     2,050     8,974     9,075  200,000   8,974  9,075  200,000   16,651  16,751  200,000
15     60     2,050     9,062     9,062  200,000   9,062  9,062  200,000   17,323  17,323  200,000
16     61     2,050     9,103     9,103  200,000   9,103  9,103  200,000   17,969  17,969  200,000
17     62     2,050     9,009     9,009  200,000   9,009  9,009  200,000   18,525  18,525  200,000
18     63     2,050     8,733     8,733  200,000   8,733  8,733  200,000   18,968  18,968  200,000
19     64     2,050     8,255     8,255  200,000   8,255  8,255  200,000   19,323  19,323  200,000
20     65     2,050     7,526     7,526  200,000   7,526  7,526  200,000   19,589  19,589  200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the cash value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                       Version 2.01
Initial Modal Premium: $2,050.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                       GUARANTEED CHARGES                      CURRENT CHARGES
                       --------------------------------------------------  ------------------------
END                       0.00% (-.75% NET)         0.00% (-.75% NET)         0.00% (-.75% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
21     66     2,050     6,524   6,524  200,000    6,524   6,524  200,000   19,769  19,769  200,000
22     67     2,050     5,245   5,245  200,000    5,245   5,245  200,000   19,840  19,840  200,000
23     68     2,050     3,684   3,684  200,000    3,684   3,684  200,000   19,784  19,784  200,000
24     69     2,050     1,814   1,814  200,000    1,814   1,814  200,000   19,599  19,599  200,000
25     70     2,050    LAPSED  LAPSED   LAPSED   LAPSED  LAPSED   LAPSED   19,287  19,287  200,000
26     71     2,050                                                        18,783  18,783  200,000
27     72     2,050                                                        18,108  18,108  200,000
28     73     2,050                                                        17,261  17,261  200,000
29     74     2,050                                                        16,067  16,067  200,000
30     75     2,050                                                        14,498  14,498  200,000
31     76     2,050                                                        12,546  12,546  200,000
32     77     2,050                                                         9,978   9,978  200,000
33     78     2,050                                                         6,793   6,793  200,000
34     79     2,050                                                         2,965   2,965  200,000
35     80         0                                                        LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the cash value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                       Version 2.01
Initial Modal Premium: $2,050.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       2,050         0    1,480   200,000        73    1,581   200,000       73    1,581    200,000
   5       2,050     3,951    5,157   200,000     5,177    6,383   200,000    7,169    8,375    200,000
   10      2,050     7,507    8,211   200,000    11,646   12,350   200,000    17,690   18,394   200,000
   20      2,050     7,526    7,526   200,000    22,150   22,150   200,000    41,953   41,953   200,000
@ Age 70   2,050    LAPSED   LAPSED    LAPSED    21,337   21,337   200,000    55,496   55,496   200,000
@ Age 85   2,050    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    81,468   81,468   200,000
@ Age 90   2,050    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    54,138   54,138   200,000

* Policy lapses in policy year 25 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 32 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy lapses in policy year 24 based on current charges and a gross investment return of 6.00%.

APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand that any
ACKNOWLEDGEMENT                 not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the applicant
ACKNOWLEDGEMENT                 and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ----------------------------------------    -------------------------
                                Signature of Representative                 Date

Age 45 Female Non-Smoker Preferred                         Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                       Version 2.01
Initial Modal Premium: $2,050.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                        GUARANTEED CHARGES                          CURRENT CHARGES
                       -----------------------------------------------------   --------------------------
END                       0.00% (-.75% NET)           6.00% (5.25% NET)            6.00% (5.25% NET)
 OF          PREMIUM   CASH    FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
 1     46     2,050       0    1,480   200,000        73    1,581   200,000        73    1,581   200,000
 2     47     2,050     965    2,472   200,000     1,245    2,753   200,000     1,680    3,187   200,000
 3     48     2,050    2,024   3,431   200,000     2,552    3,959   200,000     3,438    4,845   200,000
 4     49     2,050    3,027   4,333   200,000     3,870    5,176   200,000     5,274    6,581   200,000
 5     50     2,050    3,951   5,157   200,000     5,177    6,383   200,000     7,169    8,375   200,000
 6     51     2,050    4,822   5,927   200,000     6,497    7,603   200,000     9,148   10,254   200,000
 7     52     2,050    5,616   6,621   200,000     7,809    8,814   200,000    11,193   12,198   200,000
 8     53     2,050    6,335   7,239   200,000     9,112   10,016   200,000    13,307   14,212   200,000
 9     54     2,050    6,957   7,761   200,000    10,383   11,187   200,000    15,472   16,276   200,000
10     55     2,050    7,507   8,211   200,000    11,646   12,350   200,000    17,690   18,394   200,000
11     56     2,050    7,963   8,566   200,000    12,878   13,481   200,000    19,988   20,591   200,000
12     57     2,050    8,425   8,827   200,000    14,179   14,581   200,000    22,449   22,851   200,000
13     58     2,050    8,796   8,997   200,000    15,447   15,648   200,000    24,954   25,155   200,000
14     59     2,050    8,974   9,075   200,000    16,582   16,683   200,000    27,302   27,402   200,000
15     60     2,050    9,062   9,062   200,000    17,684   17,684   200,000    29,594   29,594   200,000
16     61     2,050    9,103   9,103   200,000    18,801   18,801   200,000    31,987   31,987   200,000
17     62     2,050    9,009   9,009   200,000    19,847   19,847   200,000    34,421   34,421   200,000
18     63     2,050    8,733   8,733   200,000    20,775   20,775   200,000    36,880   36,880   200,000
19     64     2,050    8,255   8,255   200,000    21,560   21,560   200,000    39,389   39,389   200,000
20     65     2,050    7,526   7,526   200,000    22,150   22,150   200,000    41,953   41,953   200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the cash value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Female Non-Smoker Preferred                         Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                       Version 2.01
Initial Modal Premium: $2,050.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                       GUARANTEED CHARGES                      CURRENT CHARGES
                       --------------------------------------------------  ------------------------
END                       0.00% (-.75% NET)         6.00% (5.25% NET)         6.00% (5.25% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
21     66     2,050     6,524   6,524  200,000   22,513  22,513  200,000   44,577  44,577  200,000
22     67     2,050     5,245   5,245  200,000   22,638  22,638  200,000   47,249  47,249  200,000
23     68     2,050     3,684   3,684  200,000   22,510  22,510  200,000   49,955  49,955  200,000
24     69     2,050     1,814   1,814  200,000   22,090  22,090  200,000   52,702  52,702  200,000
25     70     2,050    LAPSED  LAPSED   LAPSED   21,337  21,337  200,000   55,496  55,496  200,000
26     71     2,050                              20,158  20,158  200,000   58,292  58,292  200,000
27     72     2,050                              18,453  18,453  200,000   61,112  61,112  200,000
28     73     2,050                              16,063  16,063  200,000   63,964  63,964  200,000
29     74     2,050                              12,784  12,784  200,000   66,723  66,723  200,000
30     75     2,050                               8,450   8,450  200,000   69,379  69,379  200,000
31     76     2,050                               2,793   2,793  200,000   71,937  71,937  200,000
32     77     2,050                              LAPSED  LAPSED   LAPSED   74,245  74,245  200,000
33     78     2,050                                                        76,316  76,316  200,000
34     79     2,050                                                        78,147  78,147  200,000
35     80     2,050                                                        79,747  79,747  200,000
36     81     2,050                                                        81,091  81,091  200,000
37     82     2,050                                                        82,051  82,051  200,000
38     83     2,050                                                        82,544  82,544  200,000
39     84     2,050                                                        82,414  82,414  200,000
40     85     2,050                                                        81,468  81,468  200,000
41     86     2,050                                                        79,621  79,621  200,000
42     87     2,050                                                        76,243  76,243  200,000
43     88     2,050                                                        71,087  71,087  200,000
44     89     2,050                                                        63,864  63,864  200,000
45     90     2,050                                                        54,318  54,318  200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the cash value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Female Non-Smoker Preferred                         Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                       Version 2.01
Initial Modal Premium: $2,050.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                       GUARANTEED CHARGES                      CURRENT CHARGES
                       --------------------------------------------------  ------------------------
END                       0.00% (-.75% NET)         6.00% (5.25% NET)         6.00% (5.25% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
46     91     2,050                                                        41,349  41,349  200,000
47     92     2,050                                                        23,904  23,904  200,000
48     93     2,050                                                           119     119  200,000
49     94         0                                                        LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the cash value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Female Non-Smoker Preferred                         Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                       Version 2.01
Initial Modal Premium: $2,050.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*           GUARANTEED CHARGES**              CURRENT CHARGES***
                    --------------------------   ----------------------------   ---------------------------------
            NET         0.00% (-.75% NET)            12.00% (11.25% NET)               12.00% (11.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH      FUND      DEATH       CASH        FUND        DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS
   1       2,050         0    1,480   200,000        175     1,682   200,000          175       1,682     200,000
   5       2,050     3,951    5,157   200,000      6,634     7,840   200,000        8,860      10,066     200,000
   10      2,050     7,507    8,211   200,000     17,787    18,490   200,000       25,492      26,196     200,000
   20      2,050     7,526    7,526   200,000     58,255    58,255   200,000       92,572      92,572     200,000
@ Age 70   2,050    LAPSED   LAPSED    LAPSED     95,069    95,069   200,000      160,974     160,974     200,000
@ Age 85   2,050    LAPSED   LAPSED    LAPSED    439,206   439,206   461,166      772,781     772,781     811,420
@ Age 90   2,050    LAPSED   LAPSED    LAPSED    709,918   709,918   745,414    1,263,215   1,263,215   1,326,375

* Policy lapses in policy year 25 based on guaranteed charges and a gross investment return of 0.00%.
** Policy continues to age 100 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.

APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand that any
ACKNOWLEDGEMENT                 not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the applicant
ACKNOWLEDGEMENT                 and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ----------------------------------------    -------------------------
                                Signature of Representative                 Date

Age 45 Female Non-Smoker Preferred                         Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                       Version 2.01
Initial Modal Premium: $2,050.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                        GUARANTEED CHARGES                          CURRENT CHARGES
                       -----------------------------------------------------   --------------------------
END                       0.00% (-.75% NET)          12.00% (11.25% NET)          12.00% (11.25% NET)
 OF          PREMIUM   CASH    FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
 1     46     2,050       0    1,480   200,000       175    1,682   200,000       175    1,682   200,000
 2     47     2,050     965    2,472   200,000     1,539    3,046   200,000     1,986    3,493   200,000
 3     48     2,050    2,024   3,431   200,000     3,127    4,534   200,000     4,066    5,473   200,000
 4     49     2,050    3,027   4,333   200,000     4,830    6,136   200,000     6,358    7,665   200,000
 5     50     2,050    3,951   5,157   200,000     6,634    7,840   200,000     8,860   10,066   200,000
 6     51     2,050    4,822   5,927   200,000     8,578    9,683   200,000    11,618   12,724   200,000
 7     52     2,050    5,616   6,621   200,000    10,653   11,658   200,000    14,637   15,642   200,000
 8     53     2,050    6,335   7,239   200,000    12,875   13,779   200,000    17,946   18,850   200,000
 9     54     2,050    6,957   7,761   200,000    15,239   16,043   200,000    21,553   22,357   200,000
10     55     2,050    7,507   8,211   200,000    17,787   18,490   200,000    25,492   26,196   200,000
11     56     2,050    7,963   8,566   200,000    20,517   21,120   200,000    29,824   30,427   200,000
12     57     2,050    8,425   8,827   200,000    23,554   23,956   200,000    34,670   35,072   200,000
13     58     2,050    8,796   8,997   200,000    26,823   27,024   200,000    39,957   40,158   200,000
14     59     2,050    8,974   9,075   200,000    30,254   30,354   200,000    45,537   45,637   200,000
15     60     2,050    9,062   9,062   200,000    33,979   33,979   200,000    51,565   51,565   200,000
16     61     2,050    9,103   9,103   200,000    38,093   38,093   200,000    58,253   58,253   200,000
17     62     2,050    9,009   9,009   200,000    42,561   42,561   200,000    65,614   65,614   200,000
18     63     2,050    8,733   8,733   200,000    47,390   47,390   200,000    73,716   73,716   200,000
19     64     2,050    8,255   8,255   200,000    52,614   52,614   200,000    82,667   82,667   200,000
20     65     2,050    7,526   7,526   200,000    58,255   58,255   200,000    92,572   92,572   200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the cash value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Female Non-Smoker Preferred                         Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                       Version 2.01
Initial Modal Premium: $2,050.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                         GUARANTEED CHARGES                              CURRENT CHARGES
                       ------------------------------------------------------   ---------------------------------
END                       0.00% (-.75% NET)          12.00% (11.25% NET)               12.00% (11.25% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH      FUND      DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS   VALUE     VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS
21     66     2,050     6,524   6,524  200,000    64,361    64,361   200,000      103,549     103,549     200,000
22     67     2,050     5,245   5,245  200,000    71,008    71,008   200,000      115,720     115,720     200,000
23     68     2,050     3,684   3,684  200,000    78,282    78,282   200,000      129,227     129,227     200,000
24     69     2,050     1,814   1,814  200,000    86,268    86,268   200,000      144,246     144,246     200,000
25     70     2,050    LAPSED  LAPSED   LAPSED    95,069    95,069   200,000      160,974     160,974     200,000
26     71     2,050                              104,784   104,784   200,000      179,618     179,618     206,560
27     72     2,050                              115,539   115,539   200,000      200,272     200,272     226,307
28     73     2,050                              127,479   127,479   200,000      223,099     223,099     247,639
29     74     2,050                              140,791   140,791   200,000      248,318     248,318     270,667
30     75     2,050                              155,755   155,755   200,000      276,205     276,205     295,539
31     76     2,050                              172,716   172,716   200,000      307,070     307,070     322,423
32     77     2,050                              192,144   192,144   201,752      341,103     341,103     358,158
33     78     2,050                              213,930   213,930   224,627      378,626     378,626     397,557
34     79     2,050                              237,888   237,888   249,782      419,989     419,989     440,988
35     80     2,050                              264,216   264,216   277,427      465,582     465,582     488,861
36     81     2,050                              293,126   293,126   307,783      515,827     515,827     541,618
37     82     2,050                              324,843   324,843   341,085      571,165     571,165     599,723
38     83     2,050                              359,597   359,597   377,577      632,086     632,086     663,690
39     84     2,050                              397,632   397,632   417,514      699,107     699,107     734,062
40     85     2,050                              439,206   439,206   461,166      772,781     772,781     811,420
41     86     2,050                              484,587   484,587   508,817      853,747     853,747     896,435
42     87     2,050                              534,058   534,058   560,761      942,527     942,527     989,654
43     88     2,050                              587,907   587,907   617,303    1,039,830   1,039,830   1,091,822
44     89     2,050                              646,428   646,428   678,750    1,146,445   1,146,445   1,203,768
45     90     2,050                              709,918   709,918   745,414    1,263,215   1,263,215   1,326,375

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the cash value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Female Non-Smoker Preferred                         Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                       Version 2.01
Initial Modal Premium: $2,050.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                           GUARANTEED CHARGES                                 CURRENT CHARGES
                       -----------------------------------------------------------   ---------------------------------
END                       0.00% (-.75% NET)             12.00% (11.25% NET)                 12.00% (11.25% NET)
 OF          PREMIUM    CASH    FUND    DEATH      CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
46     91     2,050                                778,656     778,656     817,589   1,391,059   1,391,059   1,460,612
47     92     2,050                                855,002     855,002     889,202   1,532,570   1,532,750   1,593,873
48     93     2,050                                940,264     940,264     968,472   1,689,707   1,689,707   1,740,398
49     94     2,050                              1,036,096   1,036,096   1,056,818   1,865,017   1,865,017   1,902,317
50     95     2,050                              1,144,686   1,144,686   1,156,133   2,061,294   2,061,294   2,081,907
51     96     2,050                              1,263,889   1,263,889   1,276,528   2,277,836   2,277,836   2,300,614
52     97     2,050                              1,394,220   1,394,220   1,408,162   2,516,720   2,516,720   2,541,887
53     98     2,050                              1,535,361   1,535,361   1,550,715   2,780,229   2,780,229   2,808,031
54     99     2,050                              1,688,409   1,688,409   1,705,293   3,070,880   3,070,880   3,101,589
55     100    2,050                              1,856,509   1,856,509   1,875,074   3,391,442   3,391,442   3,425,357

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the cash value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Female Non-Smoker Preferred                         Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                       Version 2.01
Initial Modal Premium: $2,050.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       3,800         0    2,771   200,000         0    2,771   200,000         0    2,771   200,000
   5       3,800     7,164    9,398   200,000     7,164    9,398   200,000     9,686   11,920   200,000
   10      3,800    12,486   13,789   200,000    12,486   13,789   200,000    19,943   21,246   200,000
   20      3,800       421      421   200,000       421      421   200,000    23,772   23,772   200,000
@ Age 70   3,800    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    11,306   11,306   200,000
@ Age 85       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 21 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 21 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 20 based on current charges and a gross investment return of 0.00%.

APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand that any
ACKNOWLEDGEMENT                 not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the applicant
ACKNOWLEDGEMENT                 and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ----------------------------------------    -------------------------
                                Signature of Representative                 Date

Age 45 Male Smoker Standard                                Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                       Version 2.01
Initial Modal Premium: $3,800.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                         GUARANTEED CHARGES                         CURRENT CHARGES
                       ------------------------------------------------------  --------------------------
END                         0.00% (-.75% NET)           0.00% (-.75% NET)          0.00% (-.75% NET)
 OF          PREMIUM     CASH       FUND    DEATH     CASH    FUND    DEATH     CASH     FUND     DEATH
YEAR   AGE   OUTLAY      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE    VALUE    PROCEEDS
 1     46     3,800          0      2,771  200,000        0   2,771  200,000        0    2,771   200,000
 2     47     3,800      1,840      4,633  200,000    1,840   4,633  200,000    2,510    5,303   200,000
 3     48     3,800      3,761      6,367  200,000    3,761   6,367  200,000    5,020    7,627   200,000
 4     49     3,800      5,534      7,955  200,000    5,534   7,955  200,000    7,396    9,817   200,000
 5     50     3,800      7,164      9,398  200,000    7,164   9,398  200,000    9,686   11,920   200,000
 6     51     3,800      8,629     10,678  200,000    8,629  10,678  200,000   11,892   13,940   200,000
 7     52     3,800      9,912     11,774  200,000    9,912  11,774  200,000   14,039   15,901   200,000
 8     53     3,800     11,014     12,690  200,000   11,014  12,690  200,000   16,105   17,781   200,000
 9     54     3,800     11,871     13,361  200,000   11,871  13,361  200,000   18,073   19,562   200,000
10     55     3,800     12,486     13,789  200,000   12,486  13,789  200,000   19,943   21,246   200,000
11     56     3,800     12,858     13,976  200,000   12,858  13,976  200,000   21,656   22,773   200,000
12     57     3,800     13,132     13,877  200,000   13,132  13,877  200,000   23,338   24,083   200,000
13     58     3,800     13,118     13,491  200,000   13,118  13,491  200,000   24,746   25,118   200,000
14     59     3,800     12,607     12,793  200,000   12,607  12,793  200,000   25,636   25,822   200,000
15     60     3,800     11,757     11,757  200,000   11,757  11,757  200,000   26,175   26,175   200,000
16     61     3,800     10,522     10,522  200,000   10,522  10,522  200,000   26,369   26,369   200,000
17     62     3,800      8,845      8,845  200,000    8,845   8,845  200,000   26,235   26,235   200,000
18     63     3,800      6,644      6,644  200,000    6,644   6,644  200,000   25,750   25,750   200,000
19     64     3,800      3,876      3,876  200,000    3,876   3,876  200,000   24,931   24,931   200,000
20     65     3,800        421        421  200,000      421     421  200,000   23,772   23,772   200,000

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc, Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                                Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                       Version 2.01
Initial Modal Premium: $3,800.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                       GUARANTEED CHARGES                      CURRENT CHARGES
                       --------------------------------------------------  ------------------------
END                       0.00% (-.75% NET)         0.00% (-.75% NET)         0.00% (-.75% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
21     66     3,800    LAPSED  LAPSED   LAPSED   LAPSED  LAPSED   LAPSED   22,264  22,264  200,000
22     67     3,800                                                        20,292  20,292  200,000
23     68     3,800                                                        17,795  17,795  200,000
24     69     3,800                                                        14,793  14,793  200,000
25     70     3,800                                                        11,306  11,306  200,000
26     71     3,800                                                         7,193   7,193  200,000
27     72     3,800                                                         2,506   2,506  200,000
28     73         0                                                        LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                                Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                       Version 2.01
Initial Modal Premium: $3,800.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       3,800         0    2,771   200,000       167    2,960   200,000       167    2,960   200,000
   5       3,800     7,164    9,398   200,000     9,454   11,688   200,000    12,285   14,519   200,000
   10      3,800    12,486   13,789   200,000    20,157   21,460   200,000    29,426   30,729   200,000
   20      3,800       421      421   200,000    26,553   26,553   200,000    62,949   62,949   200,000
@ Age 70   3,800    LAPSED   LAPSED    LAPSED     7,501    7,501   200,000    76,104   76,104   200,000
@ Age 85   3,800    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    57,077   57,077   200,000
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 21 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 26 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy lapses in policy year 20 based on current charges and a gross investment return of 6.00%.

APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand that any
ACKNOWLEDGEMENT                 not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the applicant
ACKNOWLEDGEMENT                 and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ----------------------------------------    -------------------------
                                Signature of Representative                 Date

Age 45 Male Smoker Standard                                Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                       Version 2.01
Initial Modal Premium: $3,800.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                         GUARANTEED CHARGES                           CURRENT CHARGES
                       -------------------------------------------------------   --------------------------
END                        0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 OF          PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   AGE   OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
 1     46     3,800         0    2,771   200,000       167    2,960   200,000       167    2,960   200,000
 2     47     3,800     1,840    4,633   200,000     2,365    5,158   200,000     3,056    5,849   200,000
 3     48     3,800     3,761    6,367   200,000     4,749    7,356   200,000     6,087    8,694   200,000
 4     49     3,800     5,534    7,955   200,000     7,111    9,532   200,000     9,146   11,567   200,000
 5     50     3,800     7,164    9,398   200,000     9,454   11,688   200,000    12,285   14,519   200,000
 6     51     3,800     8,629   10,678   200,000    11,756   13,805   200,000    15,509   17,557   200,000
 7     52     3,800     9,912   11,774   200,000    13,998   15,860   200,000    18,846   20,708   200,000
 8     53     3,800    11,014   12,690   200,000    16,178   17,854   200,000    22,284   23,960   200,000
 9     54     3,800    11,871   13,361   200,000    18,232   19,721   200,000    25,808   27,297   200,000
10     55     3,800    12,486   13,789   200,000    20,157   21,460   200,000    29,426   30,729   200,000
11     56     3,800    12,858   13,976   200,000    21,949   23,066   200,000    33,085   34,202   200,000
12     57     3,800    13,132   13,877   200,000    23,749   24,493   200,000    36,921   37,665   200,000
13     58     3,800    13,118   13,491   200,000    25,362   25,735   200,000    40,695   41,068   200,000
14     59     3,800    12,607   12,793   200,000    26,574   26,760   200,000    44,173   44,360   200,000
15     60     3,800    11,757   11,757   200,000    27,538   27,538   200,000    47,528   47,528   200,000
16     61     3,800    10,522   10,522   200,000    28,208   28,208   200,000    50,772   50,772   200,000
17     62     3,800     8,845    8,845   200,000    28,526   28,526   200,000    53,934   53,934   200,000
18     63     3,800     6,644    6,644   200,000    28,405   28,405   200,000    57,004   57,004   200,000
19     64     3,800     3,876    3,876   200,000    27,790   27,790   200,000    60,007   60,007   200,000
20     65     3,800       421      421   200,000    26,553   26,553   200,000    62,949   62,949   200,000

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                                Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                       Version 2.01
Initial Modal Premium: $3,800.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                       GUARANTEED CHARGES                      CURRENT CHARGES
                       --------------------------------------------------  ------------------------
END                       0.00% (-.75% NET)         6.00% (5.25% NET)         6.00% (5.25% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
21     66     3,800    LAPSED  LAPSED   LAPSED   24,634  24,634  200,000   65,839  65,839  200,000
22     67     3,800                              21,895  21,895  200,000   68,601  68,601  200,000
23     68     3,800                              18,242  18,242  200,000   71,210  71,210  200,000
24     69     3,800                              13,516  13,516  200,000   73,700  73,700  200,000
25     70     3,800                               7,501   7,501  200,000   76,104  76,104  200,000
26     71     3,800                              LAPSED  LAPSED   LAPSED   78,351  78,351  200,000
27     72     3,800                                                        80,500  80,500  200,000
28     73     3,800                                                        82,466  82,466  200,000
29     74     3,800                                                        84,144  84,144  200,000
30     75     3,800                                                        85,478  85,478  200,000
31     76     3,800                                                        86,443  86,443  200,000
32     77     3,800                                                        86,968  86,968  200,000
33     78     3,800                                                        86,952  86,952  200,000
34     79     3,800                                                        86,288  86,288  200,000
35     80     3,800                                                        84,846  84,846  200,000
36     81     3,800                                                        82,462  82,462  200,000
37     82     3,800                                                        78,930  78,930  200,000
38     83     3,800                                                        74,016  74,016  200,000
39     84     3,800                                                        66,949  66,949  200,000
40     85     3,800                                                        57,077  57,077  200,000
41     86     3,800                                                        43,544  43,544  200,000
42     87     3,800                                                        25,079  25,079  200,000
43     88     3,800                                                           292     292  200,000
44     89         0                                                        LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                                Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                       Version 2.01
Initial Modal Premium: $3,800.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*             GUARANTEED CHARGES**                 CURRENT CHARGES***
                    --------------------------   ---------------------------------   ---------------------------------
            NET         0.00% (-.75% NET)               12.00% (11.25% NET)                 12.00% (11.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
   1       3,800         0    2,771   200,000          356       3,149    200,000          356       3,149     200,000
   5       3,800     7,164    9,398   200,000       12,181      14,416    200,000       15,351      17,586     200,000
   10      3,800    12,486   13,789   200,000       31,656      32,959    200,000       43,259      44,562     200,000
   20      3,800       421      421   200,000       97,218      97,218    200,000      156,163     156,163     200,000
@ Age 70   3,800    LAPSED   LAPSED    LAPSED      163,114     163,114    200,000      273,925     273,925     317,753
@ Age 85   3,800    LAPSED   LAPSED    LAPSED      783,968     783,968    823,167    1,278,251   1,278,251   1,342,164
@ Age 90   3,800    LAPSED   LAPSED    LAPSED    1,249,687   1,249,687   1,312,171   2,056,994   2,056,994   2,159,844

* Policy lapses in policy year 21 based on guaranteed charges and a gross investment return of 0.00%.
** Policy continues to age 100 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.

APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand that any
ACKNOWLEDGEMENT                 not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the applicant
ACKNOWLEDGEMENT                 and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ----------------------------------------    -------------------------
                                Signature of Representative                 Date

Age 45 Male Smoker Standard                                Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                       Version 2.01
Initial Modal Premium: $3,800.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                             GUARANTEED CHARGES                                   CURRENT CHARGES
                       ---------------------------------------------------------------   ---------------------------------
END                         0.00% (-.75% NET)               12.00% (11.25% NET)                 12.00% (11.25% NET)
 OF          PREMIUM     CASH       FUND    DEATH      CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY      VALUE     VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 1     46     3,800          0      2,771  200,000         356       3,149     200,000         356       3,149     200,000
 2     47     3,800      1,840      4,633  200,000       2,914       5,707     200,000       3,625       6,418     200,000
 3     48     3,800      3,761      6,367  200,000       5,828       8,434     200,000       7,245       9,852     200,000
 4     49     3,800      5,534      7,955  200,000       8,909      11,329     200,000      11,128      13,548     200,000
 5     50     3,800      7,164      9,398  200,000      12,181      14,416     200,000      15,351      17,586     200,000
 6     51     3,800      8,629     10,678  200,000      15,649      17,697     200,000      19,957      22,006     200,000
 7     52     3,800      9,912     11,774  200,000      19,317      21,179     200,000      25,015      26,877     200,000
 8     53     3,800     11,014     12,690  200,000      23,217      24,893     200,000      30,554      32,230     200,000
 9     54     3,800     11,871     13,361  200,000      27,318      28,808     200,000      36,614      38,103     200,000
10     55     3,800     12,486     13,789  200,000      31,656      32,959     200,000      43,259      44,562     200,000
11     56     3,800     12,858     13,976  200,000      36,270      37,387     200,000      50,504      51,622     200,000
12     57     3,800     13,132     13,877  200,000      41,354      42,098     200,000      58,564      59,309     200,000
13     58     3,800     13,118     13,491  200,000      46,771      47,143     200,000      67,294      67,666     200,000
14     59     3,800     12,607     12,793  200,000      52,376      52,563     200,000      76,564      76,750     200,000
15     60     3,800     11,757     11,757  200,000      58,405      58,405     200,000      86,672      86,672     200,000
16     61     3,800     10,522     10,522  200,000      64,911      64,911     200,000      97,767      97,767     200,000
17     62     3,800      8,845      8,845  200,000      71,964      71,964     200,000     110,049     110,049     200,000
18     63     3,800      6,644      6,644  200,000      79,627      79,627     200,000     123,708     123,708     200,000
19     64     3,800      3,876      3,876  200,000      88,013      88,013     200,000     138,987     138,987     200,000
20     65     3,800        421        421  200,000      97,218      97,218     200,000     156,163     156,163     200,000

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                                Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                       Version 2.01
Initial Modal Premium: $3,800.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                             GUARANTEED CHARGES                                   CURRENT CHARGES
                       ---------------------------------------------------------------   ---------------------------------
END                         0.00% (-.75% NET)               12.00% (11.25% NET)                 12.00% (11.25% NET)
 OF          PREMIUM     CASH       FUND    DEATH      CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY      VALUE     VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
21     66     3,800     LAPSED     LAPSED   LAPSED     107,427     107,427     200,000     175,491     175,491     210,589
22     67     3,800                                    118,825     118,825     200,000     196,768     196,768     234,154
23     68     3,800                                    131,684     131,684     200,000     220,116     220,116     259,737
24     69     3,800                                    146,317     146,317     200,000     245,753     245,753     287,531
25     70     3,800                                    163,114     163,114     200,000     273,925     273,925     317,753
26     71     3,800                                    182,445     182,445     209,812     304,868     304,868     350,599
27     72     3,800                                    203,885     203,885     230,391     339,039     339,039     383,114
28     73     3,800                                    227,538     227,538     252,567     376,799     376,799     418,247
29     74     3,800                                    253,694     253,694     276,527     418,571     418,571     456,242
30     75     3,800                                    282,709     282,709     302,499     464,868     464,868     497,409
31     76     3,800                                    315,013     315,013     330,764     516,308     516,308     542,124
32     77     3,800                                    350,435     350,435     367,957     572,889     572,889     601,533
33     78     3,800                                    389,258     389,258     408,721     635,095     635,095     666,850
34     79     3,800                                    431,788     431,788     453,377     703,458     703,458     738,631
35     80     3,800                                    478,347     478,347     502,265     778,553     778,553     817,481
36     81     3,800                                    529,274     529,274     555,738     861,004     861,004     904,055
37     82     3,800                                    584,925     584,925     614,172     951,489     951,489     999,063
38     83     3,800                                    645,662     645,662     677,945   1,050,752   1,050,752   1,103,289
39     84     3,800                                    711,871     711,871     747,465   1,159,415   1,159,415   1,217,386
40     85     3,800                                    783,968     783,968     823,167   1,278,251   1,278,251   1,342,164
41     86     3,800                                    862,409     862,409     905,529   1,408,093   1,408,093   1,478,498
42     87     3,800                                    947,694     947,694     995,079   1,549,787   1,549,787   1,627,277
43     88     3,800                                  1,040,319   1,040,319   1,092,335   1,704,380   1,704,380   1,789,599
44     89     3,800                                  1,140,793   1,140,793   1,197,833   1,873,055   1,873,055   1,966,708
45     90     3,800                                  1,249,687   1,249,687   1,312,171   2,056,994   2,056,994   2,159,844

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the cash value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                                Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                       Version 2.01
Initial Modal Premium: $3,800.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                             GUARANTEED CHARGES                                   CURRENT CHARGES
                       ---------------------------------------------------------------   ---------------------------------
END                         0.00% (-.75% NET)               12.00% (11.25% NET)                 12.00% (11.25% NET)
 OF          PREMIUM     CASH       FUND    DEATH      CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY      VALUE     VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
46     91     3,800                                  1,367,578   1,367,578   1,435,957   2,257,205   2,257,205   2,370,065
47     92     3,800                                  1,499,421   1,499,421   1,559,398   2,480,307   2,480,307   2,579,519
48     93     3,800                                  1,647,542   1,647,542   1,696,968   2,729,854   2,729,854   2,811,749
49     94     3,800                                  1,814,797   1,814,797   1,851,093   3,010,184   3,010,184   3,070,388
50     95     3,800                                  2,004,965   2,004,965   2,025,015   3,326,155   3,326,155   3,359,417
51     96     3,800                                  2,213,778   2,213,778   2,235,916   3,674,646   3,674,646   3,711,392
52     97     3,800                                  2,442,128   2,442,128   2,466,549   4,058,976   4,058,976   4,099,566
53     98     3,800                                  2,689,469   2,689,469   2,716,364   4,482,807   4,482,807   4,527,635
54     99     3,800                                  2,957,823   2,957,823   2,987,401   4,950,165   4,950,165   4,999,667
55     100    3,800                                  3,252,570   3,252,570   3,285,095   5,465,485   5,465,485   5,520,139

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the cash value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                                Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                       Version 2.01
Initial Modal Premium: $3,800.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       2,650        13    1,961   201,961        13    1,961   201,961        13    1,961   201,961
   5       2,650     5,743    7,301   207,301     5,743    7,301   207,301     7,441    9,000   209,000
   10      2,650    10,688   11,598   211,598    10,688   11,598   211,598    16,045   16,955   216,955
   20      2,650     6,652    6,652   206,652     6,652    6,652   206,652    23,576   23,576   223,576
@ Age 70   2,650    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    18,724   18,724   218,724
@ Age 85       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 23 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 23 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 22 based on current charges and a gross investment return of 0.00%.

APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand that any
ACKNOWLEDGEMENT                 not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the applicant
ACKNOWLEDGEMENT                 and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ----------------------------------------    -------------------------
                                Signature of Representative                 Date

Age 45 Male Non-Smoker Preferred                           Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 2                                       Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                         GUARANTEED CHARGES                        CURRENT CHARGES
                       ------------------------------------------------------  ------------------------
END                         0.00% (-.75% NET)           0.00% (-.75% NET)         0.00% (-.75% NET)
 OF          PREMIUM     CASH       FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
 1     46     2,650         13      1,961  201,961       13   1,961  201,961       13   1,961  201,961
 2     47     2,650      1,472      3,420  203,420    1,472   3,420  203,420    1,875   3,824  203,824
 3     48     2,650      2,970      4,788  204,788    2,970   4,788  204,788    3,771   5,589  205,589
 4     49     2,650      4,401      6,089  206,089    4,401   6,089  206,089    5,618   7,307  207,307
 5     50     2,650      5,743      7,301  207,301    5,743   7,301  207,301    7,441   9,000  209,000
 6     51     2,650      6,973      8,402  208,402    6,973   8,402  208,402    9,241  10,670  210,670
 7     52     2,650      8,093      9,392  209,392    8,093   9,392  209,392   11,017  12,316  212,316
 8     53     2,650      9,104     10,273  210,273    9,104  10,273  210,273   12,747  13,916  213,916
 9     54     2,650      9,960     11,000  211,000    9,960  11,000  211,000   14,431  15,470  215,470
10     55     2,650     10,688     11,598  211,598   10,688  11,598  211,598   16,045  16,955  216,955
11     56     2,650     11,242     12,021  212,021   11,242  12,021  212,021   17,568  18,347  218,347
12     57     2,650     11,753     12,273  212,273   11,753  12,273  212,273   19,106  19,626  219,626
13     58     2,650     12,095     12,355  212,355   12,095  12,355  212,355   20,509  20,768  220,768
14     59     2,650     12,092     12,222  212,222   12,092  12,222  212,222   21,599  21,729  221,729
15     60     2,650     11,878     11,878  211,878   11,878  11,878  211,878   22,462  22,462  222,462
16     61     2,650     11,444     11,444  211,444   11,444  11,444  211,444   23,139  23,139  223,139
17     62     2,650     10,755     10,755  210,755   10,755  10,755  210,755   23,592  23,592  223,592
18     63     2,650      9,744      9,744  209,744    9,744   9,744  209,744   23,802  23,802  223,802
19     64     2,650      8,390      8,390  208,390    8,390   8,390  208,390   23,796  23,796  223,796
20     65     2,650      6,652      6,652  206,652    6,652   6,652  206,652   23,576  23,576  223,576

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., or Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 2                                       Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                       GUARANTEED CHARGES                      CURRENT CHARGES
                       --------------------------------------------------  ------------------------
END                       0.00% (-.75% NET)         0.00% (-.75% NET)         0.00% (-.75% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
21     66     2,650     4,488   4,488  204,488    4,488   4,488  204,488   23,146  23,146  223,146
22     67     2,650     1,878   1,878  201,878    1,878   1,878  201,878   22,437  22,437  222,437
23     68     2,650    LAPSED  LAPSED   LAPSED   LAPSED  LAPSED   LAPSED   21,453  21,453  221,453
24     69     2,650                                                        20,222  20,222  220,222
25     70     2,650                                                        18,724  18,724  218,724
26     71     2,650                                                        16,914  16,914  216,914
27     72     2,650                                                        14,868  14,868  214,868
28     73     2,650                                                        12,471  12,471  212,471
29     74     2,650                                                         9,656   9,656  209,656
30     75     2,650                                                         6,382   6,382  206,382
31     76     2,650                                                         2,632   2,632  202,632
32     77         0                                                        LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., or Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 2                                       Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       2,650        13    1,961   201,961       145    2,093   202,093       145    2,093   202,093
   5       2,650     5,743    7,301   207,301     7,407    8,965   208,965     9,314   10,873   210,873
   10      2,650    10,688   11,598   211,598    16,324   17,233   217,233    23,037   23,947   223,947
   20      2,650     6,652    6,652   206,652    24,583   24,583   224,583    51,297   51,297   251,297
@ Age 70   2,650    LAPSED   LAPSED    LAPSED    13,798   13,798   213,798    60,919   60,919   260,919
@ Age 85   2,650    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    15,227   15,227   215,227
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 23 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 28 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy lapses in policy year 22 based on current charges and a gross investment return of 6.00%.

APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand that any
ACKNOWLEDGEMENT                 not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the applicant
ACKNOWLEDGEMENT                 and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ----------------------------------------    -------------------------
                                Signature of Representative                 Date

Age 45 Male Non-Smoker Preferred                           Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 2                                       Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                         GUARANTEED CHARGES                           CURRENT CHARGES
                       -------------------------------------------------------   --------------------------
END                        0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 OF          PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   AGE   OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
 1     46     2,650        13    1,961   201,961       145    2,093   202,093       145    2,093   202,093
 2     47     2,650     1,472    3,420   203,420     1,844    3,792   203,792     2,260    4,209   204,209
 3     48     2,650     2,970    4,788   204,788     3,677    5,496   205,496     4,529    6,348   206,348
 4     49     2,650     4,401    6,089   206,089     5,539    7,228   207,228     6,871    8,560   208,560
 5     50     2,650     5,743    7,301   207,301     7,407    8,965   208,965     9,314   10,873   210,873
 6     51     2,650     6,973    8,402   208,402     9,256   10,685   210,685    11,862   13,291   213,291
 7     52     2,650     8,093    9,392   209,392    11,085   12,384   212,384    14,521   15,820   215,820
 8     53     2,650     9,104   10,273   210,273    12,895   14,064   214,064    17,272   18,441   218,441
 9     54     2,650     9,960   11,000   211,000    14,634   15,673   215,673    20,117   21,156   221,156
10     55     2,650    10,688   11,598   211,598    16,324   17,233   217,233    23,037   23,947   223,947
11     56     2,650    11,242   12,021   212,021    17,914   18,694   218,694    26,012   26,791   226,791
12     57     2,650    11,753   12,273   212,273    19,530   20,049   220,049    29,148   29,668   229,668
13     58     2,650    12,095   12,355   212,355    21,036   21,295   221,295    32,294   32,554   232,554
14     59     2,650    12,092   12,222   212,222    22,248   22,378   222,378    35,270   35,400   235,400
15     60     2,650    11,878   11,878   211,878    23,290   23,290   223,290    38,156   38,156   238,156
16     61     2,650    11,444   11,444   211,444    24,146   24,146   224,146    40,989   40,989   240,989
17     62     2,650    10,755   10,755   210,755    24,772   24,772   224,772    43,732   43,732   243,732
18     63     2,650     9,744    9,744   209,744    25,084   25,084   225,084    46,355   46,355   246,355
19     64     2,650     8,390    8,390   208,390    25,043   25,043   225,043    48,879   48,879   248,879
20     65     2,650     6,652    6,652   206,652    24,583   24,583   224,583    51,297   51,297   251,297

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 2                                       Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                       GUARANTEED CHARGES                      CURRENT CHARGES
                       --------------------------------------------------  ------------------------
END                       0.00% (-.75% NET)         6.00% (5.25% NET)         6.00% (5.25% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
21     66     2,650     4,488   4,488  204,488   23,637  23,637  223,637   53,605  53,605  253,605
22     67     2,650     1,878   1,878  201,878   22,158  22,158  222,158   55,725  55,725  255,725
23     68     2,650    LAPSED  LAPSED   LAPSED   20,073  20,073  220,073   57,649  57,649  257,649
24     69     2,650                              17,329  17,329  217,329   59,391  59,391  259,391
25     70     2,650                              13,798  13,798  213,798   60,919  60,919  260,919
26     71     2,650                               9,370   9,370  209,370   62,175  62,175  262,175
27     72     2,650                               3,906   3,906  203,906   63,219  63,219  263,219
28     73     2,650                              LAPSED  LAPSED   LAPSED   63,919  63,919  263,919
29     74     2,650                                                        64,186  64,186  264,186
30     75     2,650                                                        63,952  63,952  263,952
31     76     2,650                                                        63,168  63,168  263,168
32     77     2,650                                                        61,762  61,762  261,762
33     78     2,650                                                        59,630  59,630  259,630
34     79     2,650                                                        56,690  56,690  256,690
35     80     2,650                                                        52,857  52,857  252,857
36     81     2,650                                                        48,017  48,017  248,017
37     82     2,650                                                        42,048  42,048  242,048
38     83     2,650                                                        34,875  34,875  234,875
39     84     2,650                                                        26,026  26,026  226,026
40     85     2,650                                                        15,227  15,227  215,227
41     86     2,650                                                         2,291   2,291  202,291
42     87         0                                                        LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 2                                       Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**             CURRENT CHARGES***
                    --------------------------   --------------------------   ---------------------------------
            NET         0.00% (-.75% NET)           12.00% (11.25% NET)              12.00% (11.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH       CASH        FUND        DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS
   1       2,650        13    1,961   201,961       277    2,226   202,226          277       2,226     202,226
   5       2,650     5,743    7,301   207,301     9,378   10,937   210,937       11,515      13,074     213,074
   10      2,650    10,688   11,598   211,598    24,629   25,538   225,538       33,114      34,023     234,023
   20      2,650     6,652    6,652   206,652    69,170   69,170   269,170      113,951     113,951     313,951
@ Age 70   2,650    LAPSED   LAPSED    LAPSED    95,292   95,292   295,292      184,899     184,899     384,899
@ Age 85   2,650    LAPSED   LAPSED    LAPSED    28,677   28,677   228,677      688,549     686,549     886,549
@ Age 90   2,650    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    1,024,960   1,024,960   1,224,960

* Policy lapses in policy year 23 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 41 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.

APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand that any
ACKNOWLEDGEMENT                 not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the applicant
ACKNOWLEDGEMENT                 and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ----------------------------------------    -------------------------
                                Signature of Representative                 Date

Age 45 Male Non-Smoker Preferred                           Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 2                                       Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                         GUARANTEED CHARGES                            CURRENT CHARGES
                       -------------------------------------------------------   ----------------------------
END                        0.00% (-.75% NET)           12.00% (11.25% NET)           12.00% (11.25% NET)
 OF          PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH      FUND      DEATH
YEAR   AGE   OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS
 1     46     2,650        13    1,961   201,961       277    2,226   202,226        277     2,226   202,226
 2     47     2,650     1,472    3,420   203,420     2,233    4,181   204,181      2,662     4,610   204,610
 3     48     2,650     2,970    4,788   204,788     4,448    6,267   206,267      5,352     7,170   207,170
 4     49     2,650     4,401    6,089   206,089     6,832    8,521   208,521      8,286     9,974   209,974
 5     50     2,650     5,743    7,301   207,301     9,378   10,937   210,937     11,515    13,074   213,074
 6     51     2,650     6,973    8,402   208,402    12,078   13,507   213,507     15,071    16,500   216,500
 7     52     2,650     8,093    9,392   209,392    14,947   16,246   216,246     18,987    20,286   220,286
 8     53     2,650     9,104   10,273   210,273    18,004   19,173   219,173     23,277    24,446   224,446
 9     54     2,650     9,960   11,000   211,000    21,217   22,256   222,256     27,980    29,019   229,019
10     55     2,650    10,688   11,598   211,598    24,629   25,538   225,538     33,114    34,023   234,023
11     56     2,650    11,242   12,021   212,021    28,210   28,989   228,989     38,699    39,479   239,479
12     57     2,650    11,753   12,273   212,273    32,108   32,627   232,627     44,888    45,407   245,407
13     58     2,650    12,095   12,355   212,355    36,212   36,472   236,472     51,575    51,834   251,834
14     59     2,650    12,092   12,222   212,222    40,364   40,494   240,494     58,632    58,762   258,762
15     60     2,650    11,878   11,878   211,878    44,712   44,712   244,712     66,191    66,191   266,191
16     61     2,650    11,444   11,444   211,444    49,276   49,276   249,276     74,354    74,354   274,354
17     62     2,650    10,755   10,755   210,755    54,042   54,042   254,042     83,149    83,149   283,149
18     63     2,650     9,744    9,744   209,744    58,957   58,957   258,957     92,619    92,619   292,619
19     64     2,650     8,390    8,390   208,390    64,011   64,011   264,011    102,859   102,859   302,859
20     65     2,650     6,652    6,652   206,652    69,170   69,170   269,170    113,951   113,951   313,951

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 2                                       Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                       GUARANTEED CHARGES                           CURRENT CHARGES
                       --------------------------------------------------  ---------------------------------
END                       0.00% (-.75% NET)        12.00% (11.25% NET)            12.00% (11.25% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH    FUND    DEATH      CASH        FUND        DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
21     66     2,650     4,488   4,488  204,488   74,393  74,393  274,393     125,984     125,984     325,984
22     67     2,650     1,878   1,878  201,878   79,661  79,661  279,661     138,983     138,983     338,983
23     68     2,650    LAPSED  LAPSED   LAPSED   84,930  84,930  284,930     153,049     153,049     353,049
24     69     2,650                              90,175  90,175  290,175     168,320     168,320     368,320
25     70     2,650                              95,292  95,292  295,292     184,899     184,899     384,899
26     71     2,650                              100,192 100,192 300,192     202,871     202,871     402,871
27     72     2,650                              104,751 104,751 304,751     222,461     222,461     422,461
28     73     2,650                              108,784 108,784 308,784     243,712     243,712     443,712
29     74     2,650                              112,107 112,107 312,107     266,726     266,726     466,726
30     75     2,650                              114,520 114,520 314,520     291,637     291,637     491,637
31     76     2,650                              115,828 115,828 315,828     318,622     318,622     518,622
32     77     2,650                              115,811 115,811 315,811     347,850     347,850     547,850
33     78     2,650                              114,281 114,281 314,281     379,481     379,481     579,481
34     79     2,650                              110,976 110,976 310,976     413,720     413,720     613,720
35     80     2,650                              105,557 105,557 305,557     450,794     450,794     650,794
36     81     2,650                              97,624  97,624  297,624     490,926     490,926     690,926
37     82     2,650                              86,633  86,633  286,633     534,366     534,366     734,366
38     83     2,650                              71,958  71,958  271,958     581,439     581,439     781,439
39     84     2,650                              52,880  52,880  252,880     632,106     632,106     832,106
40     85     2,650                              28,677  28,677  228,677     686,549     686,549     886,549
41     86     2,650                              LAPSED  LAPSED   LAPSED     745,070     745,070     945,070
42     87     2,650                                                          807,905     807,905   1,007,905
43     88     2,650                                                          875,164     875,164   1,075,164
44     89     2,650                                                          947,397     947,397   1,147,397
45     90     2,650                                                        1,024,960   1,024,960   1,224,960

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 2                                       Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                       GUARANTEED CHARGES                           CURRENT CHARGES
                       --------------------------------------------------  ---------------------------------
END                       0.00% (-.75% NET)        12.00% (11.25% NET)            12.00% (11.25% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH    FUND    DEATH      CASH        FUND        DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
46     91     2,650                                                        1,107,929   1,107,929   1,307,929
47     92     2,650                                                        1,197,034   1,197,034   1,397,034
48     93     2,650                                                        1,292,784   1,292,784   1,492,784
49     94     2,650                                                        1,396,141   1,396,141   1,596,141
50     95     2,650                                                        1,507,796   1,507,796   1,707,796
51     96     2,650                                                        1,629,133   1,629,133   1,829,133
52     97     2,650                                                        1,761,311   1,761,311   1,961,311
53     98     2,650                                                        1,904,513   1,904,513   2,104,513
54     99     2,650                                                        2,059,538   2,059,538   2,259,538
55     100    2,650                                                        2,226,034   2,226,034   2,426,034

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 2                                       Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       1,450         0      972   200,000         0      972   200,000         0      972   200,000
   5       1,450     2,782    3,863   200,000     2,782    3,863   200,000     3,400    4,482   200,000
   10      1,450     5,810    6,531   200,000     5,810    6,531   200,000     7,541    8,262   200,000
   20      1,450     7,810    7,810   200,000     7,810    7,810   200,000    13,954   13,954   200,000
@ Age 70   1,450    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED     2,628    2,628   200,000
@ Age 85       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 28 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 28 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 27 based on current charges and a gross investment return of 0.00%.

APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand that any
ACKNOWLEDGEMENT                 not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the applicant
ACKNOWLEDGEMENT                 and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ----------------------------------------    -------------------------
                                Signature of Representative                 Date

Age 35 Male Non-Smoker Preferred                           Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                       Version 2.01
Initial Modal Premium: $1,450.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                         GUARANTEED CHARGES                        CURRENT CHARGES
                       ------------------------------------------------------  ------------------------
END                         0.00% (-.75% NET)           0.00% (-.75% NET)         0.00% (-.75% NET)
 OF          PREMIUM     CASH       FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
 1     36     1,450          0        972  200,000        0     972  200,000        0     972  200,000
 2     37     1,450        662      1,744  200,000      662   1,744  200,000      850   1,932  200,000
 3     38     1,450      1,401      2,482  200,000    1,401   2,482  200,000    1,750   2,832  200,000
 4     39     1,450      2,107      3,189  200,000    2,107   3,189  200,000    2,592   3,674  200,000
 5     40     1,450      2,782      3,863  200,000    2,782   3,863  200,000    3,400   4,482  200,000
 6     41     1,450      3,402      4,484  200,000    3,402   4,484  200,000    4,175   5,257  200,000
 7     42     1,450      3,993      5,074  200,000    3,993   5,074  200,000    4,941   6,022  200,000
 8     43     1,450      4,602      5,611  200,000    4,602   5,611  200,000    5,768   6,778  200,000
 9     44     1,450      5,232      6,097  200,000    5,232   6,097  200,000    6,659   7,524  200,000
10     45     1,450      5,810      6,531  200,000    5,810   6,531  200,000    7,541   8,262  200,000
11     46     1,450      6,338      6,915  200,000    6,338   6,915  200,000    8,413   8,990  200,000
12     47     1,450      6,816      7,249  200,000    6,816   7,249  200,000    9,276   9,709  200,000
13     48     1,450      7,223      7,511  200,000    7,223   7,511  200,000   10,086  10,374  200,000
14     49     1,450      7,581      7,725  200,000    7,581   7,725  200,000   10,820  10,964  200,000
15     50     1,450      7,869      7,869  200,000    7,869   7,869  200,000   11,480  11,480  200,000
16     51     1,450      8,063      8,063  200,000    8,063   8,063  200,000   12,089  12,089  200,000
17     52     1,450      8,165      8,165  200,000    8,165   8,165  200,000   12,646  12,646  200,000
18     53     1,450      8,176      8,176  200,000    8,176   8,176  200,000   13,131  13,131  200,000
19     54     1,450      8,049      8,049  200,000    8,049   8,049  200,000   13,567  13,567  200,000
20     55     1,450      7,810      7,810  200,000    7,810   7,810  200,000   13,954  13,954  200,000

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                           Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                       Version 2.01
Initial Modal Premium: $1,450.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                       GUARANTEED CHARGES                      CURRENT CHARGES
                       --------------------------------------------------  ------------------------
END                       0.00% (-.75% NET)         0.00% (-.75% NET)         0.00% (-.75% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
 21    56     1,450     7,413   7,413  200,000    7,413   7,413  200,000   14,293  14,293  200,000
 22    57     1,450     6,857   6,857  200,000    6,857   6,857  200,000   14,540  14,540  200,000
 23    58     1,450     6,144   6,144  200,000    6,144   6,144  200,000   14,698  14,698  200,000
 24    59     1,450     5,226   5,226  200,000    5,226   5,226  200,000   14,723  14,723  200,000
 25    60     1,450     4,102   4,102  200,000    4,102   4,102  200,000   14,593  14,593  200,000
 26    61     1,450     2,723   2,723  200,000    2,723   2,723  200,000   14,311  14,311  200,000
 27    62     1,450     1,086   1,086  200,000    1,086   1,086  200,000   13,876  13,876  200,000
 28    63     1,450    LAPSED  LAPSED   LAPSED   LAPSED  LAPSED   LAPSED   13,267  13,267  200,000
 29    64     1,450                                                        12,462  12,462  200,000
 30    65     1,450                                                        11,458  11,458  200,000
 31    66     1,450                                                        10,232  10,232  200,000
 32    67     1,450                                                         8,736   8,736  200,000
 33    68     1,450                                                         6,966   6,966  200,000
 34    69     1,450                                                         4,940   4,940  200,000
 35    70     1,450                                                         2,628   2,628  200,000
 36    71         0                                                        LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the cash value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                           Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                       Version 2.01
Initial Modal Premium: $1,450.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       1,450         0      972   200,000         0    1,041   200,000         0    1,041   200,000
   5       1,450     2,782    3,863   200,000     3,658    4,740   200,000     4,360    5,442   200,000
   10      1,450     5,810    6,531   200,000     8,874    9,595   200,000    11,055   11,776   200,000
   20      1,450     7,810    7,810   200,000    19,163   19,163   200,000    28,498   28,498   200,000
@ Age 70   1,450    LAPSED   LAPSED    LAPSED       479      479   200,000    53,860   53,860   200,000
@ Age 85   1,450    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    13,130   13,130   200,000
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 28 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 36 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy lapses in policy year 27 based on current charges and a gross investment return of 6.00%.

APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand that any
ACKNOWLEDGEMENT                 not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the applicant
ACKNOWLEDGEMENT                 and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ----------------------------------------    -------------------------
                                Signature of Representative                 Date

Age 35 Male Non-Smoker Preferred                           Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                       Version 2.01
Initial Modal Premium: $1,450.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                         GUARANTEED CHARGES                        CURRENT CHARGES
                       ------------------------------------------------------  ------------------------
END                         0.00% (-.75% NET)           6.00% (5.25% NET)         6.00% (5.25% NET)
 OF          PREMIUM     CASH       FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
 1     36     1,450          0        972  200,000        0   1,041  200,000        0   1,041  200,000
 2     37     1,450        662      1,744  200,000      856   1,937  200,000    1,049   2,131  200,000
 3     38     1,450      1,401      2,482  200,000    1,770   2,851  200,000    2,142   3,223  200,000
 4     39     1,450      2,107      3,189  200,000    2,704   3,785  200,000    3,237   4,319  200,000
 5     40     1,450      2,782      3,863  200,000    3,658   4,740  200,000    4,360   5,442  200,000
 6     41     1,450      3,402      4,484  200,000    4,611   5,693  200,000    5,513   6,594  200,000
 7     42     1,450      3,993      5,074  200,000    5,586   6,668  200,000    6,720   7,802  200,000
 8     43     1,450      4,602      5,611  200,000    6,633   7,643  200,000    8,056   9,066  200,000
 9     44     1,450      5,232      6,097  200,000    7,753   8,618  200,000    9,524  10,390  200,000
10     45     1,450      5,810      6,531  200,000    8,874   9,595  200,000   11,055  11,776  200,000
11     46     1,450      6,338      6,915  200,000    9,996  10,572  200,000   12,652  13,229  200,000
12     47     1,450      6,816      7,249  200,000   11,120  11,552  200,000   14,317  14,749  200,000
13     48     1,450      7,223      7,511  200,000   12,224  12,512  200,000   16,009  16,297  200,000
14     49     1,450      7,581      7,725  200,000   13,330  13,474  200,000   17,708  17,852  200,000
15     50     1,450      7,869      7,869  200,000   14,416  14,416  200,000   19,414  19,414  200,000
16     51     1,450      8,063      8,063  200,000   15,463  15,463  200,000   21,156  21,156  200,000
17     52     1,450      8,165      8,165  200,000   16,473  16,473  200,000   22,939  22,939  200,000
18     53     1,450      8,176      8,176  200,000   17,446  17,446  200,000   24,745  24,745  200,000
19     54     1,450      8,049      8,049  200,000   18,336  18,336  200,000   26,596  26,596  200,000
20     55     1,450      7,810      7,810  200,000   19,163  19,163  200,000   28,498  28,498  200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the cash value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                           Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                       Version 2.01
Initial Modal Premium: $1,450.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                       GUARANTEED CHARGES                      CURRENT CHARGES
                       --------------------------------------------------  ------------------------
END                       0.00% (-.75% NET)         6.00% (5.25% NET)         6.00% (5.25% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
21     56     1,450     7,413   7,413  200,000   19,878  19,878  200,000   30,452  30,452  200,000
22     57     1,450     6,857   6,857  200,000   20,479  20,479  200,000   32,421  32,421  200,000
23     58     1,450     6,144   6,144  200,000   20,959  20,959  200,000   34,408  34,408  200,000
24     59     1,450     5,226   5,226  200,000   21,269  21,269  200,000   36,376  36,376  200,000
25     60     1,450     4,102   4,102  200,000   21,399  21,399  200,000   38,306  38,306  200,000
26     61     1,450     2,723   2,723  200,000   21,297  21,297  200,000   40,201  40,201  200,000
27     62     1,450     1,086   1,086  200,000   20,946  20,946  200,000   42,060  42,060  200,000
28     63     1,450    LAPSED  LAPSED   LAPSED   20,266  20,266  200,000   43,867  43,867  200,000
29     64     1,450                              19,211  19,211  200,000   45,604  45,604  200,000
30     65     1,450                              17,708  17,708  200,000   47,269  47,269  200,000
31     66     1,450                              15,676  15,676  200,000   48,844  48,844  200,000
32     67     1,450                              13,045  13,045  200,000   50,291  50,291  200,000
33     68     1,450                               9,713   9,713  200,000   51,606  51,606  200,000
34     69     1,450                               5,585   5,585  200,000   52,803  52,803  200,000
35     70     1,450                                 479     479  200,000   53,860  53,860  200,000
36     71     1,450                              LAPSED  LAPSED   LAPSED   54,735  54,735  200,000
37     72     1,450                                                        55,473  55,473  200,000
38     73     1,450                                                        55,977  55,977  200,000
39     74     1,450                                                        56,181  56,181  200,000
40     75     1,450                                                        56,027  56,027  200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the cash value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                           Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                       Version 2.01
Initial Modal Premium: $1,450.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                       GUARANTEED CHARGES                      CURRENT CHARGES
                       --------------------------------------------------  ------------------------
END                       0.00% (-.75% NET)         6.00% (5.25% NET)         6.00% (5.25% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
41     76     1,450                                                        55,470  55,470  200,000
42     77     1,450                                                        54,441  54,441  200,000
43     78     1,450                                                        52,839  52,839  200,000
44     79     1,450                                                        50,570  50,570  200,000
45     80     1,450                                                        47,521  47,521  200,000
46     81     1,450                                                        43,537  43,537  200,000
47     82     1,450                                                        38,436  38,436  200,000
48     83     1,450                                                        32,036  32,036  200,000
49     84     1,450                                                        23,770  23,770  200,000
50     85     1,450                                                        13,130  13,130  200,000
51     86         0                                                        LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                           Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                       Version 2.01
Initial Modal Premium: $1,450.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*             GUARANTEED CHARGES**                 CURRENT CHARGES***
                    --------------------------   ---------------------------------   ---------------------------------
            NET         0.00% (-.75% NET)               12.00% (11.25% NET)                 12.00% (11.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
   1       1,450         0      972   200,000           29       1,111     200,000          29       1,111     200,000
   5       1,450     2,782    3,863   200,000        4,696       5,778     200,000       5,491       6,573     200,000
   10      1,450     5,810    6,531   200,000       13,370      14,091     200,000      16,149      16,870     200,000
   20      1,450     7,810    7,810   200,000       46,116      46,116     200,000      61,139      61,139     200,000
@ Age 70   1,450    LAPSED   LAPSED    LAPSED      204,516     204,516     237,239     301,562     301,562     349,812
@ Age 85   1,450    LAPSED   LAPSED    LAPSED      900,368     900,368     945,387   1,355,003   1,355,003   1,422,753
@ Age 90   1,450    LAPSED   LAPSED    LAPSED    1,425,329   1,425,329   1,496,596   2,193,421   2,193,421   2,303,093

* Policy lapses in policy year 28 based on guaranteed charges and a gross investment return of 0.00%.
** Policy continues to age 100 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.

APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand that any
ACKNOWLEDGEMENT                 not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the applicant
ACKNOWLEDGEMENT                 and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ----------------------------------------    -------------------------
                                Signature of Representative                 Date

Age 35 Male Non-Smoker Preferred                           Prepared on: 09/07/00

Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                       Version 2.01
Initial Modal Premium: $1,450.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                        GUARANTEED CHARGES                          CURRENT CHARGES
                       -----------------------------------------------------   --------------------------
END                       0.00% (-.75% NET)          12.00% (11.25% NET)          12.00% (11.25% NET)
 OF          PREMIUM   CASH    FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
 1     36     1,450       0     972    200,000        29    1,111   200,000        29    1,111   200,000
 2     37     1,450     662    1,744   200,000     1,058    2,139   200,000     1,258    2,339   200,000
 3     38     1,450    1,401   2,482   200,000     2,172    3,254   200,000     2,567    3,649   200,000
 4     39     1,450    2,107   3,189   200,000     3,381    4,463   200,000     3,967    5,048   200,000
 5     40     1,450    2,782   3,863   200,000     4,696    5,778   200,000     5,491    6,573   200,000
 6     41     1,450    3,402   4,484   200,000     6,104    7,185   200,000     7,155    8,236   200,000
 7     42     1,450    3,993   5,074   200,000     7,639    8,721   200,000     8,996   10,077   200,000
 8     43     1,450    4,602   5,611   200,000     9,365   10,374   200,000    11,106   12,116   200,000
 9     44     1,450    5,232   6,097   200,000    11,294   12,159   200,000    13,507   14,372   200,000
10     45     1,450    5,810   6,531   200,000    13,370   14,091   200,000    16,149   16,870   200,000
11     46     1,450    6,338   6,915   200,000    15,610   16,187   200,000    19,059   19,636   200,000
12     47     1,450    6,816   7,249   200,000    18,032   18,465   200,000    22,264   22,697   200,000
13     48     1,450    7,223   7,511   200,000    20,636   20,924   200,000    25,753   26,042   200,000
14     49     1,450    7,581   7,725   200,000    23,465   23,609   200,000    29,536   29,680   200,000
15     50     1,450    7,869   7,869   200,000    26,523   26,523   200,000    33,647   33,647   200,000
16     51     1,450    8,063   8,063   200,000    29,824   29,824   200,000    38,153   38,153   200,000
17     52     1,450    8,165   8,165   200,000    33,408   33,408   200,000    43,108   43,108   200,000
18     53     1,450    8,176   8,176   200,000    37,308   37,308   200,000    48,542   48,542   200,000
19     54     1,450    8,049   8,049   200,000    41,523   41,523   200,000    54,531   54,531   200,000
20     55     1,450    7,810   7,810   200,000    46,116   46,116   200,000    61,139   61,139   200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the cash value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                           Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                       Version 2.01
Initial Modal Premium: $,450.00-Premium Mode:
Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                         GUARANTEED CHARGES                              CURRENT CHARGES
                       ------------------------------------------------------   ---------------------------------
END                       0.00% (-.75% NET)          12.00% (11.25% NET)               12.00% (11.25% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH      FUND      DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS   VALUE     VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS
21     56     1,450     7,413   7,413  200,000    51,097    51,097   200,000       68,437      68,437     200,000
22     57     1,450     6,857   6,857  200,000    56,518    56,518   200,000       76,472      76,472     200,000
23     58     1,450     6,144   6,144  200,000    62,442    62,442   200,000       85,334      85,334     200,000
24     59     1,450     5,226   5,226  200,000    68,901    68,901   200,000       95,095      95,095     200,000
25     60     1,450     4,102   4,102  200,000    75,975    75,975   200,000      105,859     105,859     200,000
26     61     1,450     2,723   2,723  200,000    83,723    83,723   200,000      117,757     117,757     200,000
27     62     1,450     1,086   1,086  200,000    92,246    92,246   200,000      130,939     130,939     200,000
28     63     1,450    LAPSED  LAPSED   LAPSED   101,624   101,624   200,000      145,568     145,568     200,000
29     64     1,450                              111,984   111,984   200,000      161,835     161,835     200,675
30     65     1,450                              123,468   123,468   200,000      179,870     179,870     219,441
31     66     1,450                              136,253   136,253   200,000      199,754     199,754     239,705
32     67     1,450                              150,563   150,563   200,000      221,647     221,647     263,760
33     68     1,450                              166,664   166,664   200,000      245,754     245,754     289,990
34     69     1,450                              184,703   184,703   216,103      272,310     272,310     318,602
35     70     1,450                              204,516   204,516   237,239      301,562     301,562     349,812
36     71     1,450                              226,258   226,258   260,197      333,783     333,783     383,850
37     72     1,450                              250,216   250,216   282,744      369,377     369,377     417,396
38     73     1,450                              276,647   276,647   307,078      408,705     408,705     453,662
39     74     1,450                              305,857   305,857   333,384      452,187     452,187     492,883
40     75     1,450                              338,212   338,212   361,887      500,312     500,312     535,334
41     76     1,450                              374,156   374,156   392,864      553,648     553,648     581,330
42     77     1,450                              413,634   413,634   434,316      612,435     612,435     643,057
43     78     1,450                              456,975   456,975   479,824      677,210     677,210     711,071
44     79     1,450                              504,528   504,528   529,754      748,565     748,565     785,993
45     80     1,450                              556,664   556,664   584,497      827,144     827,144     868,501

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the cash value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                           Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
  Specified Amount for Option 1                                     Version 2.01
Initial Modal Premium: $1,450.00-Premium Mode:
  Annual-Riders: None                                               Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                           GUARANTEED CHARGES                                 CURRENT CHARGES
                       -----------------------------------------------------------   ---------------------------------
END                       0.00% (-.75% NET)             12.00% (11.25% NET)                 12.00% (11.25% NET)
 OF          PREMIUM    CASH    FUND    DEATH      CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
46     81     1,450                                613,778     613,778     644,466     913,649     913,649     959,332
47     82     1,450                                676,274     676,274     710,088   1,008,844   1,008,844   1,059,287
48     83     1,450                                744,577     744,577     781,805   1,113,574   1,113,574   1,169,253
49     84     1,450                                819,120     819,120     860,076   1,228,653   1,228,653   1,290,086
50     85     1,450                                900,368     900,368     945,387   1,355,003   1,355,003   1,422,753
51     86     1,450                                988,811     988,811   1,038,252   1,493,645   1,493,645   1,568,327
52     87     1,450                              1,084,965   1,084,965   1,139,213   1,645,641   1,645,641   1,727,923
53     88     1,450                              1,189,387   1,189,387   1,248,857   1,812,065   1,812,065   1,902,668
54     89     1,450                              1,302,646   1,302,646   1,367,778   1,994,225   1,994,225   2,093,936
55     90     1,450                              1,425,329   1,425,329   1,496,596   2,193,421   2,193,421   2,303,093
56     91     1,450                              1,558,007   1,558,007   1,635,907   2,410,862   2,410,862   2,531,405
57     92     1,450                              1,705,993   1,705,993   1,774,233   2,652,023   2,652,023   2,758,104
58     93     1,450                              1,871,973   1,871,973   1,928,132   2,920,396   2,920,396   3,008,008
59     94     1,450                              2,059,247   2,059,247   2,100,432   3,220,277   3,220,277   3,284,682
60     95     1,450                              2,272,114   2,272,114   2,294,835   3,556,628   3,556,628   3,592,194
61     96     1,450                              2,505,808   2,505,808   2,530,866   3,927,699   3,927,699   3,966,976
62     97     1,450                              2,761,346   2,761,346   2,788,959   4,337,063   4,337,063   4,380,434
63     98     1,450                              3,038,093   3,038,093   3,068,474   4,788,497   4,788,497   4,836,382
64     99     1,450                              3,338,316   3,338,316   3,371,699   5,286,215   5,286,215   5,339,077
65     100    1,450                              3,668,065   3,668,065   3,704,745   5,834,607   5,834,607   5,892,954

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the cash value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                           Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
  Specified Amount for Option 1                                     Version 2.01
Initial Modal Premium: $1,450.00-Premium Mode:
  Annual-Riders: None                                               Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       4,450         7    3,278   200,000         7    3,278   200,000         7    3,278   200,000
   5       4,450     7,615   10,232   200,000     7,615   10,232   200,000    12,686   15,303   200,000
   10      4,450    11,703   13,230   200,000    11,703   13,230   200,000    27,095   28,621   200,000
   20      4,450    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    36,465   36,465   200,000
@ Age 70   4,450     5,745    5,745   200,000     5,745    5,745   200,000    36,678   36,678   200,000
@ Age 85       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 17 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 17 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 16 based on current charges and a gross investment return of 0.00%.

APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand that any
ACKNOWLEDGEMENT                 not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the applicant
ACKNOWLEDGEMENT                 and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ----------------------------------------    -------------------------
                                Signature of Representative                 Date

Age 55 Male Non-Smoker Preferred                           Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option:
  Specified Amount for Option 1                                     Version 2.01
Initial Modal Premium: $4,450.00-Premium Mode:
  Annual-Riders: None                                               Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                         GUARANTEED CHARGES                        CURRENT CHARGES
                       ------------------------------------------------------  ------------------------
END                         0.00% (-.75% NET)           0.00% (-.75% NET)         0.00% (-.75% NET)
 OF          PREMIUM     CASH       FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
 1     56     4,450          7      3,278  200,000        7   3,278  200,000        7   3,278  200,000
 2     57     4,450      2,030      5,301  200,000    2,030   5,301  200,000    3,134   6,405  200,000
 3     58     4,450      4,101      7,155  200,000    4,101   7,155  200,000    6,378   9,431  200,000
 4     59     4,450      5,962      8,797  200,000    5,962   8,797  200,000    9,547  12,382  200,000
 5     60     4,450      7,615     10,232  200,000    7,615  10,232  200,000   12,686  15,303  200,000
 6     61     4,450      9,020     11,419  200,000    9,020  11,419  200,000   15,795  18,195  200,000
 7     62     4,450     10,181     12,362  200,000   10,181  12,362  200,000   18,834  21,015  200,000
 8     63     4,450     11,033     12,996  200,000   11,033  12,996  200,000   21,741  23,704  200,000
 9     64     4,450     11,555     13,300  200,000   11,555  13,300  200,000   24,499  26,244  200,000
10     65     4,450     11,703     13,230  200,000   11,703  13,230  200,000   27,095  28,621  200,000
11     66     4,450     11,431     12,740  200,000   11,431  12,740  200,000   29,452  30,760  200,000
12     67     4,450     10,929     11,801  200,000   10,929  11,801  200,000   31,776  32,649  200,000
13     68     4,450      9,923     10,359  200,000    9,923  10,359  200,000   33,877  34,313  200,000
14     69     4,450      8,160      8,378  200,000    8,160   8,378  200,000   35,462  35,680  200,000
15     70     4,450      5,745      5,745  200,000    5,745   5,745  200,000   36,678  36,678  200,000
16     71     4,450      2,602      2,602  200,000    2,602   2,602  200,000   37,495  37,495  200,000
17     72     4,450     LAPSED     LAPSED   LAPSED   LAPSED  LAPSED   LAPSED   37,875  37,875  200,000
18     73     4,450                                                            37,836  37,836  200,000
19     74     4,450                                                            37,375  37,375  200,000
20     75     4,450                                                            36,465  36,465  200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the cash value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., or Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                           Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option:
  Specified Amount for Option 1                                     Version 2.01
Initial Modal Premium: $4,450.00-Premium Mode:
  Annual-Riders: None                                               Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                       GUARANTEED CHARGES                      CURRENT CHARGES
                       --------------------------------------------------  ------------------------
END                       0.00% (-.75% NET)         0.00% (-.75% NET)         0.00% (-.75% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
21     76     4,450                                                        35,115  35,115  200,000
22     77     4,450                                                        33,270  33,270  200,000
23     78     4,450                                                        30,852  30,852  200,000
24     79     4,450                                                        27,789  27,789  200,000
25     80     4,450                                                        24,003  24,003  200,000
26     81     4,450                                                        19,379  19,379  200,000
27     82     4,450                                                        13,784  13,784  200,000
28     83     4,450                                                         7,107   7,107  200,000
29     84         0                                                        LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the cash value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., or Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                           Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option:
  Specified Amount for Option 1                                     Version 2.01
Initial Modal Premium: $4,450.00-Premium Mode:
  Annual-Riders: None                                               Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**           CURRENT CHARGES***
                    --------------------------   --------------------------   ----------------------------
            NET         0.00% (-.75% NET)            6.00% (5.25% NET)             6.00% (5.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH      FUND      DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS
   1       4,450         7    3,278   200,000       229    3,500   200,000        229     3,500   200,000
   5       4,450     7,615   10,232   200,000    10,227   12,844   200,000     15,868    18,485   200,000
   10      4,450    11,703   13,230   200,000    20,160   21,687   200,000     39,176    40,703   200,000
   20      4,450    LAPSED   LAPSED    LAPSED     4,478    4,478   200,000     89,212    89,212   200,000
@ Age 70   4,450     5,745    5,745   200,000    22,391   22,391   200,000     64,507    64,507   200,000
@ Age 85   4,450    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    146,624   146,624   200,000
@ Age 90   4,450    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    190,468   190,468   200,000

* Policy lapses in policy year 17 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 21 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 6.00%.

APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand that any
ACKNOWLEDGEMENT                 not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the applicant
ACKNOWLEDGEMENT                 and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ----------------------------------------    -------------------------
                                Signature of Representative                 Date

Age 55 Male Non-Smoker Preferred                           Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
  Specified Amount for Option 1                                     Version 2.01
Initial Modal Premium: $4,450.00-Premium Mode:
  Annual-Riders: None                                               Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                         GUARANTEED CHARGES                        CURRENT CHARGES
                       ------------------------------------------------------  ------------------------
END                         0.00% (-.75% NET)           6.00% (5.25% NET)         6.00% (5.25% NET)
 OF          PREMIUM     CASH       FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
 1     56     4,450          7      3,278  200,000      229   3,500  200,000      229   3,500  200,000
 2     57     4,450      2,030      5,301  200,000    2,644   5,915  200,000    3,781   7,052  200,000
 3     58     4,450      4,101      7,155  200,000    5,246   8,299  200,000    7,656  10,710  200,000
 4     59     4,450      5,962      8,797  200,000    7,774  10,609  200,000   11,667  14,503  200,000
 5     60     4,450      7,615     10,232  200,000   10,227  12,844  200,000   15,868  18,485  200,000
 6     61     4,450      9,020     11,419  200,000   12,562  14,962  200,000   20,267  22,666  200,000
 7     62     4,450     10,181     12,362  200,000   14,778  16,959  200,000   24,831  27,012  200,000
 8     63     4,450     11,033     12,996  200,000   16,805  18,768  200,000   29,510  31,473  200,000
 9     64     4,450     11,555     13,300  200,000   18,616  20,361  200,000   34,294  36,039  200,000
10     65     4,450     11,703     13,230  200,000   20,160  21,687  200,000   39,176  40,703  200,000
11     66     4,450     11,431     12,740  200,000   21,380  22,689  200,000   44,094  45,402  200,000
12     67     4,450     10,929     11,801  200,000   22,456  23,328  200,000   49,260  50,132  200,000
13     68     4,450      9,923     10,359  200,000   23,103  23,539  200,000   54,492  54,928  200,000
14     69     4,450      8,160      8,378  200,000   23,051  23,269  200,000   59,517  59,735  200,000
15     70     4,450      5,745      5,745  200,000   22,391  22,391  200,000   64,507  64,507  200,000
16     71     4,450      2,602      2,602  200,000   21,036  21,036  200,000   69,463  69,463  200,000
17     72     4,450     LAPSED     LAPSED   LAPSED   18,813  18,813  200,000   74,378  74,378  200,000
18     73     4,450                                  15,490  15,490  200,000   79,291  79,291  200,000
19     74     4,450                                  10,814  10,814  200,000   84,231  84,231  200,000
20     75     4,450                                   4,478   4,478  200,000   89,212  89,212  200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the cash value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., or Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                           Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
  Specified Amount for Option 1                                     Version 2.01
Initial Modal Premium: $4,450.00-Premium Mode:
  Annual-Riders: None                                               Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                       GUARANTEED CHARGES                        CURRENT CHARGES
                       --------------------------------------------------  ----------------------------
END                       0.00% (-.75% NET)         6.00% (5.25% NET)           6.00% (5.25% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH      FUND      DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS   VALUE     VALUE    PROCEEDS
21     76     4,450                              LAPSED  LAPSED   LAPSED    94,279    94,279   200,000
22     77     4,450                                                         99,441    99,441   200,000
23     78     4,450                                                        104,702   104,702   200,000
24     79     4,450                                                        110,083   110,083   200,000
25     80     4,450                                                        115,612   115,612   200,000
26     81     4,450                                                        121,316   121,316   200,000
27     82     4,450                                                        127,235   127,235   200,000
28     83     4,450                                                        133,435   133,435   200,000
29     84     4,450                                                        139,878   139,878   200,000
30     85     4,450                                                        146,624   146,624   200,000
31     86     4,450                                                        153,795   153,795   200,000
32     87     4,450                                                        161,630   161,630   200,000
33     88     4,450                                                        170,000   170,000   200,000
34     89     4,450                                                        179,521   179,521   200,000
35     90     4,450                                                        190,468   190,468   200,000
36     91     4,450                                                        202,213   202,213   212,324
37     92     4,450                                                        214,606   214,606   223,190
38     93     4,450                                                        227,748   227,748   234,581
39     94     4,450                                                        241,771   241,771   246,606
40     95     4,450                                                        256,813   256,813   259,381
41     96     4,450                                                        272,506   272,506   275,231
42     97     4,450                                                        288,878   288,878   291,767
43     98     4,450                                                        305,947   305,947   309,006
44     99     4,450                                                        323,737   323,737   326,974
45     100    4,450                                                        342,258   342,258   345,680

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the cash value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                           Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
  Specified Amount for Option 1                                     Version 2.01
Initial Modal Premium: $4,450.00-Premium Mode:
  Annual-Riders: None                                               Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*           GUARANTEED CHARGES**              CURRENT CHARGES***
                    --------------------------   ----------------------------   ---------------------------------
            NET         0.00% (-.75% NET)            12.00% (11.25% NET)               12.00% (11.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH      FUND      DEATH       CASH        FUND        DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS
   1       4,450         7    3,278   200,000        451     3,723   200,000          451       3,723     200,000
   5       4,450     7,615   10,232   200,000     13,349    15,966   200,000       19,609      22,226     200,000
   10      4,450    11,703   13,230   200,000     33,016    34,543   200,000       56,622      58,149     200,000
   20      4,450    LAPSED   LAPSED    LAPSED     83,171    83,171   200,000      211,396     211,396     226,194
@ Age 70   4,450     5,745    5,745   200,000     56,454    56,454   200,000      114,765     114,765     200,000
@ Age 85   4,450    LAPSED   LAPSED   200,000    171,949   171,949   200,000      635,912     635,912     667,708
@ Age 90   4,450    LAPSED   LAPSED   200,000    295,657   295,657   310,440    1,052,898   1,052,898   1,105,543

* Policy lapses in policy year 17 based on guaranteed charges and a gross investment return of 0.00%.
** Policy continues to age 100 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.

APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand that any
ACKNOWLEDGEMENT                 not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the applicant
ACKNOWLEDGEMENT                 and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ----------------------------------------    -------------------------
                                Signature of Representative                 Date

Age 55 Male Non-Smoker Preferred                           Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
  Specified Amount for Option 1                                     Version 2.01
Initial Modal Premium: $4,450.00-Premium Mode:
  Annual-Riders: None                                               Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                         GUARANTEED CHARGES                        CURRENT CHARGES
                       ------------------------------------------------------  ------------------------
END                         0.00% (-.75% NET)          12.00% (11.25% NET)       12.00% (11.25% NET)
 OF          PREMIUM     CASH       FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
 1     56     4,450          7      3,278  200,000      451   3,723  200,000      451   3,723  200,000
 2     57     4,450      2,030      5,301  200,000    3,286   6,557  200,000    4,455   7,727  200,000
 3     58     4,450      4,101      7,155  200,000    6,497   9,551  200,000    9,043  12,097  200,000
 4     59     4,450      5,962      8,797  200,000    9,844  12,679  200,000   14,063  16,898  200,000
 5     60     4,450      7,615     10,232  200,000   13,349  15,966  200,000   19,609  22,226  200,000
 6     61     4,450      9,020     11,419  200,000   16,993  19,392  200,000   25,739  28,138  200,000
 7     62     4,450     10,181     12,362  200,000   20,802  22,983  200,000   32,476  34,657  200,000
 8     63     4,450     11,033     12,996  200,000   24,740  26,702  200,000   39,828  41,791  200,000
 9     64     4,450     11,555     13,300  200,000   28,814  30,559  200,000   47,854  49,599  200,000
10     65     4,450     11,703     13,230  200,000   33,016  34,543  200,000   56,622  58,149  200,000
11     66     4,450     11,431     12,740  200,000   37,337  38,645  200,000   66,162  67,471  200,000
12     67     4,450     10,929     11,801  200,000   42,010  42,883  200,000   76,791  77,663  200,000
13     68     4,450      9,923     10,359  200,000   46,819  47,256  200,000   88,436  88,872  200,000
14     69     4,450      8,160      8,378  200,000   51,570  51,788  200,000   100,977 101,195 200,000
15     70     4,450      5,745      5,745  200,000   56,454  56,454  200,000   114,765 114,765 200,000
16     71     4,450      2,602      2,602  200,000   61,512  61,512  200,000   130,027 130,027 200,000
17     72     4,450     LAPSED     LAPSED   LAPSED   66,730  66,730  200,000   147,013 147,013 200,000
18     73     4,450                                  72,080  72,080  200,000   166,049 166,049 200,000
19     74     4,450                                  77,557  77,557  200,000   187,499 187,499 204,374
20     75     4,450                                  83,171  83,171  200,000   211,396 211,396 226,194

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the cash value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                           Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
  Specified Amount for Option 1                                     Version 2.01
Initial Modal Premium: $4,450.00-Premium Mode:
  Annual-Riders: None                                               Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                         GUARANTEED CHARGES                              CURRENT CHARGES
                       ------------------------------------------------------   ---------------------------------
END                       0.00% (-.75% NET)          12.00% (11.25% NET)               12.00% (11.25% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH      FUND      DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS   VALUE     VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS
21     76     4,450                               88,961    88,961   200,000      237,864     237,864     249,757
22     77     4,450                               94,984    94,984   200,000      267,042     267,042     280,394
23     78     4,450                              101,349   101,349   200,000      299,197     299,197     314,157
24     79     4,450                              108,175   108,175   200,000      334,625     334,625     351,356
25     80     4,450                              115,604   115,604   200,000      373,646     373,646     392,328
26     81     4,450                              123,829   123,829   200,000      416,610     416,610     437,440
27     82     4,450                              133,097   133,097   200,000      463,897     463,897     487,092
28     83     4,450                              143,780   143,780   200,000      515,929     515,929     541,726
29     84     4,450                              156,439   156,439   200,000      573,114     573,114     601,769
30     85     4,450                              171,949   171,949   200,000      635,912     635,912     667,708
31     86     4,450                              191,632   191,632   201,213      704,834     704,834     740,075
32     87     4,450                              214,496   214,496   225,221      780,410     780,410     819,430
33     88     4,450                              239,361   239,361   251,329      863,178     863,178     906,337
34     89     4,450                              266,366   266,366   279,685      953,791     953,791   1,001,480
35     90     4,450                              295,657   295,657   310,440    1,052,898   1,052,898   1,105,543
36     91     4,450                              327,374   327,374   343,743    1,161,106   1,161,106   1,219,161
37     92     4,450                              362,669   362,669   377,176    1,281,085   1,281,085   1,332,328
38     93     4,450                              402,159   402,159   414,224    1,414,559   1,414,559   1,456,996
39     94     4,450                              446,605   446,605   455,537    1,563,651   1,563,651   1,594,924
40     95     4,450                              496,994   496,994   501,964    1,730,813   1,730,813   1,748,121
41     96     4,450                              552,331   552,331   557,854    1,915,233   1,915,233   1,934,386
42     97     4,450                              612,870   612,870   618,999    2,118,687   2,118,687   2,139,874
43     98     4,450                              678,497   678,497   685,282    2,343,053   2,343,053   2,366,484
44     99     4,450                              749,743   749,743   757,241    2,590,427   2,590,427   2,616,331
45     100    4,450                              827,997   827,997   836,276    2,862,992   2,862,992   2,891,622

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the cash value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                           Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:
  Specified Amount for Option 1                                     Version 2.01
Initial Modal Premium: $4,450.00-Premium Mode:
  Annual-Riders: None                                               Form # C2-98

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

     The complete registration statement and other filed documents for MONY Variable Account L can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may get information on the operation of the public reference room by calling the Securities Exchange Commission at 1-800-SEC-0330. The registration statement and other filed documents for MONY Variable Account L are available on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You may get copies of this information by paying a duplicating fee, and writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

                                    PART II

                   (INFORMATION NOT REQUIRED IN A PROSPECTUS)

                                    PART II

                          UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and Reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that Section.

                              RULE 484 UNDERTAKING

     The Amended and Restated By-Laws of MONY Life Insurance Company ("MONY") provide, in Article XV as follows:

          Each person (and the heirs, executors and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the law of the State of New York and in the manner prescribed therein. To this end, and as authorized by Section 722 of the Business Corporation Law of the State of New York, the Board may adopt all resolutions, authorize all agreements and take all actions with respect to the indemnification of directors and officers, and the advance payment of their expenses in connection therewith.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                   REPRESENTATIONS RELATING TO SECTION 26 OF
                       THE INVESTMENT COMPANY ACT OF 1940

     The Registrant and MONY Life Insurance Company represent that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

        The Facing Sheet.

        Cross-Reference to items required by Form N-8B-2.

     Prospectus consisting of __ pages.

     The Undertaking to file reports.

     The signatures.

     Written consents of the following persons:

        a. Frederick C. Tedeschi, Vice President and Chief
           Counsel -- Operations, MONY Life Insurance Company

        b. PricewaterhouseCoopers LLP, Independent Accountants

     The following exhibits:

     1. The following exhibits correspond to those required by paragraph A of the instructions as exhibits to Form N-8B2:

        (1) Resolution of the Board of Trustees of The Mutual Life Insurance Company of New York authorizing establishment of MONY Variable Account L, filed as Exhibit 1 (1) to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, dated December 17, 1990 (Registration Nos. 33-37719 and 811-6217), is incorporated herein by reference.

        (2) Not applicable.

        (3) (a) Underwriting Agreement between The Mutual Life Insurance Company of New York, MONY Series Fund, Inc., and MONY Securities Corp., filed as Exhibit 1 (3) (a) to Registration Statement on Form S-6, dated November 9, 1990 (Registration Nos. 33-37719 and 811-6217), is incorporated by referenced herein.

           (b) Proposed specimen agreement between MONY Securities Corp. and registered representatives, filed as Exhibit 3(b) of Pre-Effective Amendment No. 1, dated December 17, 1990, to Registration Statement on Form N-4 (Registration Nos. 33-37722 and 811-6126) is incorporated herein by reference.

           (c) Commission schedule (included in Exhibit 1.(5))

        (4) Not applicable.

        (5) Form of policy is filed as Exhibit 1.(5) of Registration Statement dated January 29, 1999 on Form S-6 (Registration Nos. 333-71417 and 811-6217) is incorporated herein by reference.

        (6) Amended and Restated Charter and Amended and Restated By-Laws of MONY Life Insurance Company, filed as Exhibit 1.(6) to Registration Statement dated January 29, 1999 on Form S-6 (Registration Nos. 333-71417 and 811-6217) is incorporated herein by reference.

        (7) Not applicable.

        (8) (a) Form of agreement to purchase shares. (included in Exhibit
                1.(5))

           (b) Amended Investment Advisory Agreement between MONY Life Insurance Company of America and MONY Series Fund, Inc. filed as Exhibit 5(i) to Post-Effective amendment No. 14 to Registration Statement (Registration Nos. 2-95501 and 811-4209) dated February 27, 1998, is incorporated herein by reference.

               Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Quest for Value Advisors, as sub-advisor, filed as Exhibit 5 to Post-Effective Amendment No. 8, dated September 30, 1994, to Registration Statement on Form N-1A (Registration No. 33-21534), is incorporated herein by reference.

           (c) Services Agreement between The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America filed as
               Exhibit 5(ii) to Pre-Effective Amendment to Registration Statement (Registration Nos. 2-95501 and 811-4209) dated July 19, 1985, is incorporated herein by reference.

        (9) Not applicable.

        (10) Application Form for Flexible Premium Variable Universal Life Insurance Policy (included in Exhibit 1.(5))


        (11)Code of Ethics for Operation of MONY Life Insurance Company and its Subsidiaries, filed as Exhibit (11) to Post-Effective Amendment No.
            12 to Registration Statement on Form S-6, dated February   , 2001
            (Registration Nos. 33-82570 and 811-4235) is incorporated herein by reference.


     2. Opinion and consent of Frederick C. Tedeschi, Vice President and Chief Counsel -- Operations, MONY Life Insurance Company, as to legality of the securities being registered filed as Exhibit 2 to Pre-Effective Amendment No. 1 to Registration Statement (Registration Nos. 333-71417 and 811-6217) dated April 2, 1999, is incorporated herein by reference.

     3. Not applicable.

     4. Not applicable.

     5. Not applicable.

     6. Consent of PricewaterhouseCoopers LLP as to financial statements of MONY Life Insurance Company is filed herewith as Exhibit 6.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, MONY Variable Account L of MONY Life Insurance Company, has duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on this 27th day of February, 2001.


                                          MONY VARIABLE ACCOUNT L OF
                                          MONY LIFE INSURANCE COMPANY

                                          By:      /s/ MICHAEL I. ROTH
                                            ------------------------------------
                                                 Michael I. Roth, Director,
                                                 Chairman of the Board and
                                                  Chief Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement has been duly signed below by the following persons in the capacities and on the date indicated.



                      SIGNATURE                                                 DATE
                      ---------                                                 ----
                 /s/ MICHAEL I. ROTH                                     February 27, 2001
-----------------------------------------------------
                   Michael I. Roth
   Director, Chairman and Chief Executive Officer

                 /s/ SAMUEL J. FOTI                                      February 27, 2001
-----------------------------------------------------
                   Samuel J. Foti
   Director, President and Chief Operating Officer

                /s/ KENNETH M. LEVINE                                    February 27, 2001
-----------------------------------------------------
                  Kenneth M. Levine
    Director, Executive Vice President and Chief
                 Investment Officer

                /s/ RICHARD DADDARIO                                     February 27, 2001
-----------------------------------------------------
                  Richard Daddario
Executive Vice President and Chief Financial Officer

              /s/ PHILLIP A. EISENBERG                                   February 27, 2001
-----------------------------------------------------
                Phillip A. Eisenberg
       Senior Vice President and Chief Actuary

                  /s/ LEE M. SMITH                                       February 27, 2001
-----------------------------------------------------
                    Lee M. Smith
 Corporate Secretary and Vice President, Government
                      Relations

                                                                         February 27, 2001
-----------------------------------------------------
                   Tom H. Barrett*
                      Director

                                                                         February 27, 2001
-----------------------------------------------------
                   David L. Call*
                      Director

                      SIGNATURE                                                 DATE
                      ---------                                                 ----
                                                                         February 27, 2001
-----------------------------------------------------
                  G. Robert Durham*
                      Director

                                                                         February 27, 2001
-----------------------------------------------------
                  James B. Farley*
                      Director

                                                                         February 27, 2001
-----------------------------------------------------
                Robert Holland, Jr.*
                      Director

                                                                         February 27, 2001
-----------------------------------------------------
                  James L. Johnson*
                      Director

                                                                         February 27, 2001
-----------------------------------------------------
                 Frederick W. Kanner
                      Director

                                                                         February 27, 2001
-----------------------------------------------------
                  Robert R. Kiley*
                      Director

                                                                         February 27, 2001
-----------------------------------------------------
                  Jane C. Pfeiffer*
                      Director

                                                                         February 27, 2001
-----------------------------------------------------
                 Thomas C. Theobald*
                      Director

                *By: /s/ LEE M. SMITH                                    February 27, 2001
-----------------------------------------------------
                    Lee M. Smith
                  Attorney In Fact